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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2015 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 3.3%
	Boeing Co. (The)	15,239	$2,197,007
	General Dynamics Corp.	11,817	1,762,033
	Huntington Ingalls Industries, Inc.	10,293	1,208,501
	Textron, Inc.	26,885	1,174,874
			6,342,415
	Airlines 1.2%
	Alaska Air Group, Inc.	8,196	620,847
	JetBlue Airways Corp. (a)	57,727	1,326,566
	Southwest Airlines Co.	8,483	307,085
			2,254,498
	Auto Components 0.8%
	Delphi Automotive PLC	3,864	301,701
	Goodyear Tire & Rubber Co. (The)	43,450	1,309,149
			1,610,850
	Banks 6.2%
¤	Bank of America Corp.	180,579	3,228,752
¤	Citigroup, Inc.	53,486	3,126,792
	Comerica, Inc.	3,100	147,033
	Fifth Third Bancorp	4,194	88,368
¤	JPMorgan Chase & Co.	56,282	3,857,005
	SunTrust Banks, Inc.	3,023	134,040
	Wells Fargo & Co.	26,828	1,552,536
			12,134,526
	Beverages 2.8%
	Coca-Cola Co. (The)	39,116	1,606,885
	Coca-Cola Enterprises, Inc.	18,740	957,239
	Dr. Pepper Snapple Group, Inc.	2,148	172,313
	PepsiCo., Inc.	28,329	2,729,499
			5,465,936
	Biotechnology 4.3%
	Amgen, Inc.	15,612	2,756,923
	Biogen, Inc. (a)	3,094	986,306
	Celgene Corp. (a)	2,277	298,856
	Gilead Sciences, Inc.	25,523	3,008,141
	Regeneron Pharmaceuticals, Inc. (a)	273	151,149
	United Therapeutics Corp. (a)	6,956	1,178,068
			8,379,443
	Building Products 0.1%
	Masco Corp.	7,879	207,927

	Capital Markets 1.8%
	Ameriprise Financial, Inc.	405	50,896
	Bank of New York Mellon Corp. (The)	37,438	1,624,809
	Legg Mason, Inc.	8,375	413,223
	State Street Corp.	16,063	1,229,783
	Stifel Financial Corp. (a)	2,350	129,133
			3,447,844
	Chemicals 1.7%
	Ashland, Inc.	788	90,084
	Dow Chemical Co. (The)	34,667	1,631,429
	LyondellBasell Industries, N.V. Class A	16,254	1,525,113
			3,246,626
	Commercial Services & Supplies 0.6%
	ADT Corp. (The)	1,575	54,385
	Waste Management, Inc.	22,104	1,130,177
			1,184,562
	Communications Equipment 2.1%
	Cisco Systems, Inc.	66,626	1,893,511
	Harris Corp.	9,690	803,689
	Juniper Networks, Inc.	50,815	1,444,162
			4,141,362
	Consumer Finance 0.6%
	American Express Co.	15,949	1,213,081

	Containers & Packaging 1.3%
	Avery Dennison Corp.	18,504	1,125,968
	Sealed Air Corp.	26,070	1,386,142
			2,512,110
	Diversified Financial Services 2.1%
¤	Berkshire Hathaway, Inc. Class B (a)	24,026	3,429,471
	Leucadia National Corp.	16,578	389,915
	NASDAQ OMX Group, Inc. (The)	4,857	247,853
			4,067,239
	Diversified Telecommunication Services 2.1%
	AT&T, Inc.	29,215	1,014,929
¤	Verizon Communications, Inc.	67,252	3,146,721
			4,161,650
	Electrical Equipment 0.4%
	Emerson Electric Co.	11,059	572,303
	Rockwell Automation, Inc.	1,432	167,229
			739,532
	Electronic Equipment, Instruments & Components 0.2%
	Jabil Circuit, Inc.	18,962	383,981

	Energy Equipment & Services 1.2%
	Cameron International Corp. (a)	10,352	522,362
	Ensco PLC Class A	20,778	344,499
	FMC Technologies, Inc. (a)	166	5,438
	Schlumberger, Ltd.	16,643	1,378,374
			2,250,673
	Food & Staples Retailing 3.5%
	CVS Health Corp.	23,269	2,617,065
	Kroger Co. (The)	43,742	1,716,436
	Wal-Mart Stores, Inc.	32,059	2,307,607
	Walgreens Boots Alliance, Inc.	2,178	210,460
			6,851,568
	Food Products 0.8%
	Archer-Daniels-Midland Co.	31,582	1,497,618

	Health Care Equipment & Supplies 1.5%
	Baxter International, Inc.	2,706	108,456
	DENTSPLY International, Inc.	22,957	1,306,483
	Edwards Lifesciences Corp. (a)	9,585	1,458,454
			2,873,393
	Health Care Providers & Services 5.7%
	Aetna, Inc.	13,897	1,569,944
	AmerisourceBergen Corp.	13,456	1,422,972
	Anthem, Inc.	10,320	1,592,066
	Cardinal Health, Inc.	24	2,040
	Centene Corp. (a)	16,331	1,145,293
	Community Health Systems, Inc. (a)	9,540	558,185
	HCA Holdings, Inc. (a)	17,145	1,594,657
	Health Net, Inc. (a)	10,123	676,824
	LifePoint Health, Inc. (a)	3,376	279,735
	UnitedHealth Group, Inc.	17,695	2,148,173
			10,989,889
	Hotels, Restaurants & Leisure 2.5%
	Carnival Corp.	29,401	1,566,779
	Cracker Barrel Old Country Store, Inc.	2,563	389,294
	Darden Restaurants, Inc.	19,052	1,405,276
	Panera Bread Co. Class A (a)	6,969	1,422,512
			4,783,861
	Household Durables 0.6%
	Leggett & Platt, Inc.	26,503	1,267,108

	Household Products 0.9%
	Procter & Gamble Co. (The)	23,280	1,785,576

	Industrial Conglomerates 1.2%
	3M Co.	5,993	906,981
	General Electric Co.	57,715	1,506,361
			2,413,342
	Insurance 4.3%
	Allstate Corp. (The)	17,515	1,207,659
	American International Group, Inc.	33,589	2,153,727
	Assurant, Inc.	7,433	554,502
	Lincoln National Corp.	854	48,097
	MetLife, Inc.	20,901	1,165,022
	Prudential Financial, Inc.	18,615	1,644,821
	Travelers Cos., Inc. (The)	15,720	1,668,207
			8,442,035
	Internet & Catalog Retail 2.5%
	Amazon.com, Inc. (a)	5,589	2,996,542
	Expedia, Inc.	12,615	1,531,966
	Netflix, Inc. (a)	2,199	251,368
			4,779,876
	Internet Software & Services 3.0%
	eBay, Inc. (a)	31,459	884,627
	Facebook, Inc. Class A (a)	21,873	2,056,281
	Google, Inc. Class A (a)	2,032	1,336,040
	Google, Inc. Class C (a)	1,997	1,249,343
	Rackspace Hosting, Inc. (a)	8,535	290,446
			5,816,737
	IT Services 5.8%
	Accenture PLC Class A	8,350	860,969
	Automatic Data Processing, Inc.	4,856	387,363
	Computer Sciences Corp.	20,075	1,313,507
	CoreLogic, Inc. (a)	7,404	292,014
	International Business Machines Corp.	6,449	1,044,674
	MasterCard, Inc. Class A	10,043	978,188
	PayPal Holdings, Inc. (a)	31,459	1,217,463
	Teradata Corp. (a)	18,358	681,265
	Total System Services, Inc.	31,026	1,434,022
	Visa, Inc. Class A	19,939	1,502,204
	Western Union Co. (The)	67,254	1,361,221
	Xerox Corp.	25,073	276,304
			11,349,194
	Leisure Equipment & Products 0.3%
	Hasbro, Inc.	7,261	571,731

	Machinery 0.8%
	AGCO Corp.	18,911	1,040,294
	Caterpillar, Inc.	5,175	406,910
	Trinity Industries, Inc.	2,113	61,827
			1,509,031
	Media 2.9%
	Cablevision Systems Corp. Class A	51,263	1,446,642
	CBS Corp. Class B	4,686	250,560
	Cinemark Holdings, Inc.	7,796	307,630
	Comcast Corp. Class A	46,411	2,896,511
	Walt Disney Co. (The)	5,358	642,960
			5,544,303
	Metals & Mining 0.7%
	Newmont Mining Corp.	59,793	1,026,646
	Steel Dynamics, Inc.	18,144	363,424
			1,390,070
	Multi-Utilities 0.3%
	Public Service Enterprise Group, Inc.	13,519	563,337

	Multiline Retail 1.7%
	Kohl's Corp.	21,554	1,321,691
	Macy's, Inc.	3,022	208,699
	Target Corp.	21,484	1,758,466
			3,288,856
	Oil, Gas & Consumable Fuels 5.3%
	Chevron Corp.	15,977	1,413,645
	ConocoPhillips	23,762	1,196,179
	EOG Resources, Inc.	3,119	240,756
¤	Exxon Mobil Corp.	45,349	3,592,094
	Hess Corp.	4,287	252,976
	Marathon Petroleum Corp.	23,299	1,273,756
	Murphy Oil Corp.	4,268	139,948
	Occidental Petroleum Corp.	3,990	280,098
	Spectra Energy Corp.	761	23,028
	Tesoro Corp.	3,003	292,312
	Valero Energy Corp.	25,056	1,643,673
			10,348,465
	Paper & Forest Products 0.1%
	International Paper Co.	2,378	113,835

	Pharmaceuticals 4.4%
	Allergan PLC (a)	78	25,830
	Eli Lilly & Co.	2,964	250,488
¤	Johnson & Johnson	41,381	4,146,790
	Mallinckrodt PLC (a)	280	34,709
	Merck & Co., Inc.	7,764	457,765
¤	Pfizer, Inc.	99,642	3,593,090
			8,508,672
	Real Estate Investment Trusts 0.3%
	Host Hotels & Resorts, Inc.	1,938	37,558
	Lamar Advertising Co. Class A	9,850	591,493
	Simon Property Group, Inc.	4	749
			629,800
	Real Estate Management & Development 0.4%
	CBRE Group, Inc. Class A (a)	18,258	693,256

	Semiconductors & Semiconductor Equipment 3.1%
	First Solar, Inc. (a)	26,638	1,180,063
	Intel Corp.	89,887	2,602,229
	Micron Technology, Inc. (a)	40,547	750,525
	NVIDIA Corp.	12,364	246,662
	Teradyne, Inc.	60,808	1,171,162
			5,950,641
	Software 4.0%
	Citrix Systems, Inc. (a)	12,341	933,103
	Electronic Arts, Inc. (a)	9,228	660,263
¤	Microsoft Corp.	111,166	5,191,452
	Oracle Corp.	23,774	949,534
			7,734,352
	Specialty Retail 3.8%
	Bed Bath & Beyond, Inc. (a)	2,286	149,116
	Best Buy Co., Inc.	39,165	1,264,638
	Dick's Sporting Goods, Inc.	11,216	571,792
	GameStop Corp. Class A	28,722	1,316,904
	Home Depot, Inc. (The)	7,563	885,098
	Lowe's Cos., Inc.	27,724	1,922,936
	Staples, Inc.	84,784	1,247,172
	TJX Cos., Inc. (The)	34	2,374
			7,360,030
	Technology Hardware, Storage & Peripherals 4.3%
¤	Apple, Inc.	69,627	8,445,755

	Textiles, Apparel & Luxury Goods 0.5%
	Carter's, Inc.	4,565	462,937
	NIKE, Inc. Class B	2,651	305,448
	Ralph Lauren Corp.	1,017	128,030
			896,415
	Tobacco 0.6%
	Altria Group, Inc.	3,458	188,046
	Philip Morris International, Inc.	697	59,614
	Reynolds American, Inc.	10,381	890,586
			1,138,246
	Total Common Stocks (Cost $175,309,750)		191,281,247

	Exchange-Traded Fund 1.3% (b)
	SPDR S&P 500 ETF Trust	11,840	2,492,320

	Total Exchange-Traded Fund (Cost $2,481,790)		2,492,320

		Principal Amount
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $343,300 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $360,000 and a Market Value of $351,836)	$343,300	343,300
	Total Short-Term Investment (Cost $343,300)		343,300
	Total Investments (Cost $178,134,840) (c)	100.0%	194,116,867
	Other Assets, Less Liabilities	(0.0)‡	(94,465)
	Net Assets	100.0%	$194,022,402

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of July 31, 2015, cost was $178,633,845 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$21,997,788
Gross unrealized depreciation	(6,514,766)
Net unrealized appreciation	$15,483,022

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$191,281,247	$—	$—	$191,281,247
Exchange-Traded Fund	2,492,320	—	—	2,492,320
Short-Term Investment
Repurchase Agreement	—	343,300	—	343,300
Total Investments in Securities	$193,773,567	$343,300	$—	$194,116,867

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Convertible Securities 82.8%†
	Convertible Bonds 71.0%
	Auto Manufacturers 2.3%
	Fiat Chrysler Automobiles N.V. 7.875%, due 12/15/16	$7,307,800	$9,993,416
	Wabash National Corp. 3.375%, due 5/1/18	8,792,000	11,731,825
			21,725,241
	Biotechnology 6.4%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	10,005,000	16,476,984
¤	Gilead Sciences, Inc. 1.625%, due 5/1/16	4,704,000	24,449,064
	Illumina, Inc.
	(zero coupon), due 6/15/19	4,300,000	5,012,188
	0.50%, due 6/15/21	4,300,000	5,280,938
	Isis Pharmaceuticals, Inc. 1.00%, due 11/15/21 (a)	4,375,000	4,653,906
	Medicines Co. (The) 1.375%, due 6/1/17	4,252,000	5,317,657
			61,190,737
	Commercial Services 4.1%
	Carriage Services, Inc. 2.75%, due 3/15/21	6,573,000	7,883,492
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19	11,361,000	12,177,572
¤	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	15,982,000	19,108,479
			39,169,543
	Computers 1.2%
	SanDisk Corp. 0.50%, due 10/15/20	11,688,000	11,731,830

	Distribution & Wholesale 0.5%
	WESCO International, Inc. 6.00%, due 9/15/29	2,219,000	4,798,588

	Energy - Alternate Sources 2.0%
	SolarCity Corp. 1.625%, due 11/1/19 (a)	9,791,000	9,546,225
	SunEdison, Inc. 0.25%, due 1/15/20 (a)	8,829,000	9,160,087
			18,706,312
	Finance - Leasing Companies 1.1%
	Air Lease Corp. 3.875%, due 12/1/18	8,083,000	11,023,191

	Health Care - Products 6.3%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	22,753,583
	Hologic, Inc. 2.00%, due 3/1/42 (b)	7,990,000	11,260,906
	Insulet Corp. 2.00%, due 6/15/19	3,113,000	3,132,456
¤	Teleflex, Inc. 3.875%, due 8/1/17	8,849,000	19,307,412
	Wright Medical Group, Inc. 2.00%, due 2/15/20 (a)	3,230,000	3,429,856
			59,884,213
	Health Care - Services 2.3%
	Anthem, Inc. 2.75%, due 10/15/42	7,160,000	14,789,875
	Molina Healthcare, Inc. 1.625%, due 8/15/44	4,919,000	6,825,112
			21,614,987
	Holding Company - Diversified 0.7%
	Horizon Pharma Investment, Ltd. 2.50%, due 3/15/22 (a)	4,950,000	7,131,094

	Home Builders 0.9%
	Lennar Corp. 3.25%, due 11/15/21 (a)	3,785,000	8,568,294

	Insurance 1.8%
	MGIC Investment Corp. 5.00%, due 5/1/17	8,458,000	9,599,830
	Radian Group, Inc. 2.25%, due 3/1/19	4,321,000	7,550,947
			17,150,777
	Internet 5.5%
	HomeAway, Inc. 0.125%, due 4/1/19	18,768,000	17,923,440
¤	Priceline Group, Inc. (The)
	0.35%, due 6/15/20	7,782,000	9,134,123
	1.00%, due 3/15/18	12,338,000	17,311,756
	Twitter, Inc. 0.25%, due 9/15/19 (a)	9,161,000	8,107,485
			52,476,804
	Iron & Steel 0.5%
	United States Steel Corp. 2.75%, due 4/1/19	4,421,000	4,926,652

	Leisure Time 2.5%
¤	Jarden Corp. 1.875%, due 9/15/18	13,430,000	24,039,700

	Machinery - Diversified 1.1%
	Chart Industries, Inc. 2.00%, due 8/1/18	11,153,000	10,156,201

	Media 0.6%
	Liberty Interactive LLC 3.50%, due 1/15/31	425,000	220,469
	Liberty Media Corp. 1.375%, due 10/15/23	5,925,000	5,747,250
			5,967,719
	Oil & Gas 1.1%
	Whiting Petroleum Corp. 1.25%, due 4/1/20 (a)	12,100,000	10,534,562

	Oil & Gas Services 4.0%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	11,830,000	10,173,800
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/3/17 (a)(c)	14,750,000	21,670,700
	Newpark Resources, Inc. 4.00%, due 10/1/17	3,673,000	3,819,920
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	2,507,000	2,455,293
			38,119,713
	Pharmaceuticals 3.4%
	Array BioPharma, Inc. 3.00%, due 6/1/20	2,799,000	3,108,639
	Depomed, Inc. 2.50%, due 9/1/21	4,093,000	7,157,634
¤	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	13,686,000	22,410,825
			32,677,098
	Real Estate Investment Trusts 2.4%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	6,278,000	9,585,721
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	9,324,000	13,362,458
			22,948,179
	Semiconductors 8.6%
	InvenSense, Inc. 1.75%, due 11/1/18	3,946,000	3,852,283
	Lam Research Corp. 1.25%, due 5/15/18	6,444,000	8,824,252
	Microchip Technology, Inc. 1.625%, due 2/15/25 (a)	17,384,000	16,427,880
	Micron Technology, Inc. 3.00%, due 11/15/43	12,952,000	12,126,310
	NVIDIA Corp. 1.00%, due 12/1/18	8,101,000	9,316,150
	NXP Semiconductors N.V. 1.00%, due 12/1/19 (a)	11,368,000	13,400,030
	ON Semiconductor Corp. 1.00%, due 12/1/20 (a)	9,913,000	9,621,806
	Rambus, Inc. 1.125%, due 8/15/18	3,292,000	4,098,540
	Xilinx, Inc. 2.625%, due 6/15/17	3,246,000	4,783,792
			82,451,043
	Software 9.0%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	8,408,000	9,280,330
	Citrix Systems, Inc. 0.50%, due 4/15/19	5,382,000	5,815,924
¤	Medidata Solutions, Inc. 1.00%, due 8/1/18	16,200,000	19,338,750
	Proofpoint, Inc.
	0.75%, due 6/15/20 (a)	2,051,000	2,241,999
	1.25%, due 12/15/18	4,454,000	7,663,664
	Red Hat, Inc. 0.25%, due 10/1/19 (a)	12,488,000	15,719,270
	Salesforce.com, Inc. 0.25%, due 4/1/18	7,673,000	9,677,571
	Verint Systems, Inc. 1.50%, due 6/1/21	15,039,000	16,759,086
			86,496,594
	Transportation 2.7%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	5,819,000	5,491,681
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	6,283,000	6,691,395
	XPO Logistics, Inc. 4.50%, due 10/1/17	5,278,000	14,135,144
			26,318,220
	Total Convertible Bonds (Cost $592,843,443)		679,807,292

		Shares
	Convertible Preferred Stocks 11.8%
	Aerospace & Defense 1.2%
	United Technologies Corp. 7.50%	215,577	11,093,592

	Chemicals 1.5%
	A. Schulman, Inc. 6.00%	14,423	13,782,979

	Food 1.3%
	Post Holdings, Inc. 3.75% (a)	39,161	4,705,938
	Tyson Foods, Inc. 4.75%	133,648	7,210,310
			11,916,248
	Hand & Machine Tools 2.4%
¤	Stanley Black & Decker, Inc.
	4.75%	98,493	14,218,450
	6.25%	75,479	9,010,683
			23,229,133
	Insurance 0.4%
	Maiden Holdings, Ltd. Series B
	7.25%	61,807	3,564,410

	Mining 0.3%
	Alcoa, Inc. 5.375%	88,185	3,181,715

	Oil & Gas 0.9%
	Sanchez Energy Corp. Series A 4.875%	35,932	859,813
	Southwestern Energy Co. Series B
	6.25%	184,819	7,947,217
			8,807,030
	Pharmaceuticals 1.0%
	Allergan PLC Series A
	5.50%	8,864	9,857,920

	Real Estate Investment Trusts 2.2%
	American Tower Corp. Series A
	5.25%	81,884	8,479,088
	Crown Castle International Corp. Series A
	4.50%	92,032	9,517,029
	Health Care REIT, Inc. Series I
	6.50%	47,800	2,977,940
			20,974,057
	Telecommunications 0.6%
	T-Mobile U.S., Inc. 5.50%	85,219	6,067,593

	Total Convertible Preferred Stocks (Cost $111,312,558)		112,474,677
	Total Convertible Securities (Cost $704,156,001)		792,281,969

	Common Stocks 2.6%
	Airlines 1.0%
	Delta Air Lines, Inc.	217,268	9,633,663

	Auto Manufacturers 0.4%
	General Motors Co.	108,269	3,411,556

	Banks 0.5%
	Bank of America Corp.	275,750	4,930,410

	Oil & Gas Services 0.7%
	Cameron International Corp. (d)	46,635	2,353,202
	Halliburton Co.	113,326	4,735,894
			7,089,096
	Total Common Stocks (Cost $25,323,661)		25,064,725

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (d)	1,016	22,352
Strike Price $18.33 Expires 7/10/19 (d)	1,016	14,945
Total Warrants (Cost $1,062)		37,297

	Principal Amount
Short-Term Investment 14.3%
Repurchase Agreement 14.3%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $136,931,574 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $145,320,000 and a Market Value of $139,670,394)	$136,931,574	136,931,574

Total Short-Term Investment (Cost $136,931,574)		136,931,574

Total Investments (Cost $866,412,298) (e)	99.7%	954,315,565
Other Assets, Less Liabilities	0.3	3,203,504
Net Assets	100.0%	$957,519,069

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of July 31, 2015.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 2.3% of the Fund's net assets.
(d)	Non-income producing security.
(e)	As of July 31, 2015, cost was $882,229,061 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$118,678,237
Gross unrealized depreciation	(46,591,733)
Net unrealized appreciation	$72,086,504

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$679,807,292	$—	$679,807,292
Convertible Preferred Stocks (b)	93,125,947	19,348,730	—	112,474,677
Total Convertible Securities	93,125,947	699,156,022	—	792,281,969
Common Stocks	25,064,725	—	—	25,064,725
Warrants	37,297	—	—	37,297
Short-Term Investment
Repurchase Agreement	—	136,931,574	—	136,931,574
Total Investments in Securities	$118,227,969	$836,087,596	$—	$954,315,565

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 2 securities valued at $13,782,979, $4,705,938 and $859,813 are held in Chemicals, Food and Oil & Gas, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2015, a convertible preferred stock with a market value of $1,716,867 transferred from Level 1 to Level 2. The transfer occurred as a result of a change in the observable nature of the inputs. As of October 31, 2014, the fair value obtained for this security utilized significant observable inputs.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Global High Income Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 96.1%†
	Corporate Bonds 47.4%
	Brazil 6.7%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		$2,500,000	$2,587,500
	Braskem Finance, Ltd. 6.45%, due 2/3/24		2,300,000	2,090,700
	Itau Unibanco Holding S.A. 5.65%, due 3/19/22 (a)		2,000,000	2,006,000
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (a)		2,250,000	2,260,575
	Petrobras International Finance Co. S.A. 5.375%, due 1/27/21		3,000,000	2,792,880
	Vale Overseas, Ltd. 6.875%, due 11/21/36		1,800,000	1,678,860
				13,416,515
	Chile 0.5%
	VTR Finance B.V. 6.875%, due 1/15/24 (a)		1,000,000	1,017,500

	China 1.0%
	Alibaba Group Holding, Ltd. 4.50%, due 11/28/34 (a)		2,000,000	1,934,708

	Colombia 1.2%
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (a)		2,500,000	2,488,750

	Czech Republic 0.6%
	CE Energy A.S. 7.00%, due 2/1/21 (a)	EUR	1,000,000	1,146,299

	France 0.7%
	CGG S.A. 6.875%, due 1/15/22		$2,000,000	1,520,000

	Georgia 0.9%
	Georgian Oil & Gas Corp. 6.875%, due 5/16/17 (a)		1,800,000	1,815,750

	Guatemala 1.1%
	Industrial Senior Trust 5.50%, due 11/1/22 (a)		2,200,000	2,125,750

	India 2.8%
	Bharti Airtel International Netherlands B.V. Series Reg S 5.125%, due 3/11/23		2,000,000	2,135,540
	Reliance Holding USA, Inc. 5.40%, due 2/14/22 (a)		2,000,000	2,175,746
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		1,300,000	1,225,250
				5,536,536
	Indonesia 4.2%
¤	Pertamina Persero PT 5.625%, due 5/20/43 (a)		6,700,000	5,871,210
	Perusahaan Listrik Negara PT Series Reg S 5.25%, due 10/24/42		3,000,000	2,595,000
				8,466,210
	Ireland 1.5%
	UT2 Funding PLC 5.321%, due 6/30/16	EUR	2,700,000	3,013,907

	Kazakhstan 5.2%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		$1,000,000	1,038,500
¤	KazMunayGas National Co.
	4.40%, due 4/30/23 (a)		6,000,000	5,428,500
	5.75%, due 4/30/43 (a)		5,000,000	3,950,600
				10,417,600
	Mexico 7.4%
	Cemex Finance LLC 6.00%, due 4/1/24 (a)		3,000,000	3,015,450
	Comision Federal de Electricidad 4.875%, due 1/15/24 (a)		2,000,000	2,082,500
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (a)		2,500,000	2,622,500
¤	Petroleos Mexicanos
	5.625%, due 1/23/46 (a)		3,000,000	2,826,900
	6.50%, due 6/2/41		4,000,000	4,180,800
				14,728,150
	Paraguay 1.3%
	Banco Continental S.A.E. 8.875%, due 10/15/17 (a)		2,500,000	2,582,500

	Peru 1.3%
	BBVA Banco Continental S.A. 5.00%, due 8/26/22 (a)		2,500,000	2,631,250

	Russia 5.8%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		3,500,000	3,658,375
	Lukoil International Finance B.V. 6.656%, due 6/7/22 (a)		1,000,000	1,035,160
	Metalloinvest Finance, Ltd. Series Reg S 5.625%, due 4/17/20		2,000,000	1,855,240
	Novatek OAO via Novatek Finance, Ltd. 6.604%, due 2/3/21 (a)		2,000,000	2,004,000
	VimpelCom Holdings B.V. 7.504%, due 3/1/22 (a)		3,000,000	3,022,500
				11,575,275
	Turkey 0.7%
	Arcelik A.S. 5.00%, due 4/3/23 (a)		1,500,000	1,415,130

	Ukraine 1.8%
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (a)		5,300,000	3,551,000

	United Arab Emirates 1.4%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (a)		2,750,000	2,753,795

	Venezuela 1.3%
	Petroleos de Venezuela S.A.
	Series Reg S 9.00%, due 11/17/21		900,000	358,875
	Series Reg S 12.75%, due 2/17/22		5,000,000	2,352,500
				2,711,375
	Total Corporate Bonds (Cost $103,183,528)			94,848,000

	Government & Federal Agencies 48.7%
	Belarus 1.0%
	Republic of Belarus Series Reg S 8.95%, due 1/26/18		2,000,000	2,007,200

	Brazil 1.4%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/23	BRL	11,000,000	2,826,871

	Costa Rica 2.2%
	Costa Rica Government International Bond 7.158%, due 3/12/45 (a)		$2,000,000	1,922,500
	Instituto Costarricense de Electricidad 6.375%, due 5/15/43 (a)		3,000,000	2,497,500
				4,420,000
	Croatia 1.1%
	Republic of Croatia 6.375%, due 3/24/21 (a)		2,000,000	2,152,500

	Dominican Republic 2.0%
	Dominican Republic Series Reg S 7.50%, due 5/6/21		3,500,000	3,911,250

	El Salvador 1.6%
	El Salvador Government International Bond 7.75%, due 1/24/23 (a)		3,000,000	3,217,500

	Gabon 1.2%
	Gabonese Republic 6.375%, due 12/12/24 (a)		2,596,000	2,433,750

	Georgia 1.1%
	Republic of Georgia Series Reg S 6.875%, due 4/12/21		2,000,000	2,109,200

	Ghana 0.9%
	Republic of Ghana 7.875%, due 8/7/23 (a)		2,010,344	1,879,672

	Hungary 3.7%
	Hungary Government International Bond
¤	6.25%, due 1/29/20		4,250,000	4,792,368
	7.625%, due 3/29/41		2,000,000	2,686,760
				7,479,128
	Indonesia 1.4%
	Indonesia Government International Bond 5.125%, due 1/15/45 (a)		3,000,000	2,887,500

	Jamaica 0.4%
	Jamaica Government 8.00%, due 6/24/19		650,000	726,664

	Kenya 0.5%
	Kenya Government International Bond 6.875%, due 6/24/24 (a)		1,000,000	981,500

	Nigeria 1.0%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		2,000,000	2,027,800

	Panama 1.9%
	Republic of Panama 6.70%, due 1/26/36		3,058,000	3,822,500

	Paraguay 3.1%
¤	Republic of Paraguay 6.10%, due 8/11/44 (a)		6,000,000	6,225,000

	Peru 3.8%
¤	Republic of Peru 7.35%, due 7/21/25		5,800,000	7,554,500

	Poland 3.2%
¤	Poland Government Bond 5.75%, due 10/25/21	PLN	20,300,000	6,339,545

	Russia 0.7%
	Russian Federal Bond-OFZ 7.00%, due 1/25/23	RUB	100,000,000	1,330,844

	Senegal 0.7%
	Republic of Senegal 8.75%, due 5/13/21 (a)		$1,250,000	1,395,800

	Sri Lanka 3.3%
¤	Republic of Sri Lanka 6.25%, due 10/4/20 (a)		6,500,000	6,695,000

	Turkey 6.7%
¤	Republic of Turkey
	6.00%, due 1/14/41		5,000,000	5,225,000
	7.375%, due 2/5/25		2,225,000	2,647,750
¤	Turkey Government Bond
	7.10%, due 3/8/23	TRY	6,750,000	2,126,502
	9.00%, due 3/8/17		9,400,000	3,356,537
				13,355,789
	Ukraine 0.9%
	Ukraine Government 7.75%, due 9/23/20 (a)		$3,000,000	1,725,600

	Uruguay 1.8%
	Republica Orient Uruguay 4.375%, due 12/15/28	UYU	114,425,198	3,659,191

	Venezuela 2.0%
	Republic of Venezuela Series Reg S 9.25%, due 5/7/28		$11,095,000	4,094,055

	Vietnam 1.1%
	Socialist Republic of Vietnam 6.75%, due 1/29/20 (a)		2,000,000	2,220,000
	Total Government & Federal Agencies (Cost $108,526,932)			97,478,359
	Total Long-Term Bonds (Cost $211,710,460)			192,326,359

	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $1,837,466 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $1,955,000 and a Market Value of $1,878,995)		1,837,466	1,837,466
	Total Short-Term Investment (Cost $1,837,466)			1,837,466
	Total Investments (Cost $213,547,926) (b)		97.0%	194,163,825
	Other Assets, Less Liabilities		3.0	5,918,945
	Net Assets		100.0%	$200,082,770

¤	Among the Fund's 10 largest issuers held, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	As of July 31, 2015, cost was $213,547,926 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$4,885,312
Gross unrealized depreciation	(24,269,413)
Net unrealized depreciation	$(19,384,101)

As of July 31, 2015, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Indonesian Rupiah vs. U.S. Dollar	12/3/15	HSBC Bank USA	IDR	26,600,000,000		$1,938,776	$(22,454)
Polish Zloty vs. Euro	12/3/15	HSBC Bank USA	PLN	11,200,000	EUR	2,667,302	24,259

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Brazilian Real vs. U.S. Dollar	12/3/15	Barclays Bank PLC	BRL	10,000,000	$2,992,668	187,417
Euro vs. U.S. Dollar	12/3/15	HSBC Bank USA	EUR	9,000,000	10,055,610	152,481
Pound Sterling vs. U.S. Dollar	12/3/15	HSBC Bank USA	GBP	2,000,000		(23,542)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$318,161

The following abbreviations are used in the preceding pages:
BRL	—Brazilian Real
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
PLN	—Polish Zloty
RUB	—New Russian Ruble
TRY	—Turkish Lira
UYU	—Uruguayan Peso

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$94,848,000	$—	$94,848,000
Government & Federal Agencies	—	97,478,359	—	97,478,359
Total Long-Term Bonds	—	192,326,359	—	192,326,359
Short-Term Investment
Repurchase Agreement	—	1,837,466	—	1,837,466
Total Investments in Securities	—	194,163,825	—	194,163,825
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	364,157	—	364,157
Total Investments in Securities and Other Financial Instruments	$—	$194,527,982	$—	$194,527,982

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(45,996)	$—	$(45,996)
Total Other Financial Instruments	$—	$(45,996)	$—	$(45,996)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Government Fund

Portfolio of Investments  July 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.5%†
	Asset-Backed Securities 1.9%
	Other ABS 0.2%
	Small Business Administration Participation Certificates Series 2015-20G, Class 1 2.88%, due 7/1/35	$330,000	$333,063

	Utilities 1.7%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	2,416,882	2,672,666

	Total Asset-Backed Securities (Cost $2,768,426)		3,005,729

	Mortgage-Backed Securities 1.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.5%
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	620,000	697,661

	Residential Mortgages (Collateralized Mortgage Obligations) 0.8%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.448%, due 8/25/36 (b)	292,432	271,141
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.71%, due 2/25/42 (a)(c)(d)(e)	1,158,965	990,915
			1,262,056
	Total Mortgage-Backed Securities (Cost $2,034,783)		1,959,717

	U.S. Government & Federal Agencies 94.3%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	279,435	57,383
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	56,691	10,517
			67,900
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 26.6%
	2.25%, due 3/1/35 (c)	35,480	37,484
	2.376%, due 2/1/37 (c)	85,307	91,219
	2.50%, due 6/1/35 (c)	191,111	204,198
	3.00%, due 4/1/45	1,939,997	1,947,669
	3.50%, due 10/1/25	465,439	492,577
	3.50%, due 11/1/25	2,881,361	3,050,580
	3.50%, due 4/1/42	1,093,307	1,137,252
	3.50%, due 5/1/42	901,275	937,430
	3.50%, due 7/1/42	446,340	464,234
	3.50%, due 6/1/43	834,738	866,837
	3.50%, due 8/1/43	1,150,320	1,196,557
	3.50%, due 5/1/44	371,933	387,126
	4.00%, due 3/1/25	1,359,828	1,448,598
	4.00%, due 7/1/25	438,643	467,442
	4.00%, due 8/1/31	173,511	186,187
	4.00%, due 8/1/39	344,090	370,348
¤	4.00%, due 12/1/40	3,423,962	3,673,674
¤	4.00%, due 2/1/41	5,328,781	5,707,611
¤	4.00%, due 3/1/41	6,398,409	6,868,202
	4.00%, due 4/1/41	571,336	609,398
¤	4.00%, due 1/1/42	2,926,860	3,142,264
	4.00%, due 12/1/42	844,554	905,734
	4.00%, due 11/1/43	348,515	370,188
	4.50%, due 3/1/41	920,958	1,016,880
	4.50%, due 8/1/41	1,197,798	1,313,223
	5.00%, due 1/1/20	87,219	91,377
	5.00%, due 6/1/33	569,622	635,065
	5.00%, due 8/1/33	467,993	521,687
	5.00%, due 5/1/36	376,056	414,951
	5.00%, due 10/1/39	1,062,516	1,191,709
	5.50%, due 1/1/21	306,851	331,786
	5.50%, due 11/1/35	494,701	558,062
	5.50%, due 11/1/36	124,248	139,080
	6.50%, due 4/1/37	96,364	112,188
			40,888,817
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 51.6%
	1.936%, due 11/1/34 (c)	203,259	212,940
	2.232%, due 4/1/34 (c)	310,316	330,777
	2.50%, due 2/1/43	959,704	932,383
	3.00%, due 10/1/32	1,041,972	1,080,110
¤	3.00%, due 4/1/43	3,391,552	3,425,599
	3.50%, due 11/1/25	1,333,371	1,413,933
	3.50%, due 11/1/32	786,807	831,035
	3.50%, due 2/1/41	2,350,343	2,444,523
¤	3.50%, due 11/1/41	3,765,472	3,923,619
	3.50%, due 12/1/41	333,076	347,791
	3.50%, due 1/1/42	1,958,577	2,046,399
	3.50%, due 3/1/42	2,591,378	2,695,609
	3.50%, due 8/1/42	1,528,229	1,592,280
	3.50%, due 12/1/42	850,651	887,190
	3.50%, due 2/1/43	1,301,354	1,357,193
	3.50%, due 5/1/43	798,140	830,008
	3.50%, due 6/1/43	907,318	945,547
	4.00%, due 9/1/31	1,696,815	1,821,493
	4.00%, due 2/1/41	1,729,715	1,856,800
	4.00%, due 3/1/41	2,455,709	2,648,914
	4.00%, due 10/1/41	559,027	603,014
	4.00%, due 3/1/42	1,724,960	1,851,617
	4.00%, due 4/1/42	747,099	801,883
	4.00%, due 6/1/42	2,005,849	2,151,664
	4.00%, due 7/1/42	1,924,252	2,064,701
	4.50%, due 11/1/18	697,722	727,584
	4.50%, due 6/1/23	472,818	501,684
	4.50%, due 5/1/39	752,788	827,591
	4.50%, due 6/1/39	2,510,292	2,756,417
	4.50%, due 7/1/39	2,278,825	2,513,445
	4.50%, due 8/1/39	2,024,159	2,232,491
	4.50%, due 9/1/40	1,549,168	1,714,715
	4.50%, due 12/1/40	2,336,229	2,554,629
¤	4.50%, due 1/1/41	3,620,274	4,007,469
	4.50%, due 2/1/41	1,269,579	1,397,285
	4.50%, due 8/1/41	908,475	997,883
	4.50%, due 12/1/43	657,684	714,410
	5.00%, due 9/1/17	266,806	279,302
	5.00%, due 9/1/20	35,620	37,288
	5.00%, due 11/1/33	566,289	628,713
	5.00%, due 6/1/35	521,118	578,483
	5.00%, due 10/1/35	225,122	249,023
	5.00%, due 1/1/36	115,807	128,148
	5.00%, due 2/1/36	842,232	932,224
	5.00%, due 5/1/36	579,788	641,763
	5.00%, due 6/1/36	108,115	119,506
	5.00%, due 9/1/36	154,159	170,600
	5.00%, due 3/1/40	1,397,147	1,561,435
	5.00%, due 2/1/41	2,498,823	2,825,464
	5.50%, due 1/1/17	12,390	12,624
	5.50%, due 2/1/17	289,868	296,307
	5.50%, due 6/1/19	386,800	409,057
	5.50%, due 11/1/19	465,718	494,742
	5.50%, due 4/1/21	658,539	707,943
	5.50%, due 6/1/33	1,608,977	1,820,424
	5.50%, due 11/1/33	932,890	1,055,667
	5.50%, due 12/1/33	1,121,017	1,270,121
	5.50%, due 6/1/34	277,504	314,321
	5.50%, due 12/1/34	85,982	97,060
	5.50%, due 3/1/35	461,218	519,155
	5.50%, due 12/1/35	113,696	127,922
	5.50%, due 4/1/36	351,011	393,723
	5.50%, due 9/1/36	120,557	136,378
	5.50%, due 7/1/37	248,743	284,024
	6.00%, due 12/1/16	35,500	36,179
	6.00%, due 11/1/32	288,818	331,017
	6.00%, due 1/1/33	206,785	234,802
	6.00%, due 3/1/33	208,370	238,470
	6.00%, due 9/1/34	92,511	105,692
	6.00%, due 9/1/35	688,955	792,704
	6.00%, due 10/1/35	282,879	325,685
	6.00%, due 6/1/36	250,533	284,419
	6.00%, due 11/1/36	536,158	611,471
	6.00%, due 4/1/37	82,177	90,282
	6.50%, due 10/1/31	166,553	191,160
	6.50%, due 2/1/37	70,683	84,963
			79,460,886
	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.1%
	4.00%, due 7/15/39	521,804	555,828
	4.00%, due 9/20/40	2,182,128	2,349,190
	4.00%, due 11/20/40	347,001	373,950
	4.00%, due 1/15/41	2,049,445	2,185,721
¤	4.00%, due 10/15/41	3,639,041	3,931,955
	4.50%, due 5/20/40	2,418,260	2,636,715
	5.00%, due 2/20/41	562,995	624,450
	6.00%, due 8/15/32	372,619	432,712
	6.00%, due 12/15/32	260,556	303,070
	6.50%, due 8/15/28	116,748	133,223
	6.50%, due 4/15/31	394,235	469,621
			13,996,435
¤	Overseas Private Investment Corporation 2.7%
	5.142%, due 12/15/23	3,711,791	4,160,970

¤	Tennessee Valley Authority 4.3%
	4.65%, due 6/15/35	5,605,000	6,533,266

	Total U.S. Government & Federal Agencies (Cost $138,258,709)		145,108,274
	Total Long-Term Bonds (Cost $143,061,918)		150,073,720

	Short-Term Investment 2.8%
	Repurchase Agreement 2.8%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $4,336,223 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $4,635,000 and a Market Value of $4,424,247)	4,336,223	4,336,223
	Total Short-Term Investment (Cost $4,336,223)		4,336,223
	Total Investments (Cost $147,398,141) (g)	100.3%	154,409,943
	Other Assets, Less Liabilities	(0.3)	(484,740)
	Net Assets	100.0%	$153,925,203

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2015.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(d)	Illiquid security - As of July 31, 2015, the total market value of this security was $990,915, which represented 0.6% of the Fund's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of this security was $990,915, which represented 0.6% of the Fund's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	As of July 31, 2015, cost was $147,398,141 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$7,485,208
Gross unrealized depreciation	(473,406)
Net unrealized appreciation	$7,011,802

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	(220)	September 2015	$(26,365,625)	$(126,590)
10-Year United States Treasury Note	(8)	September 2015	(1,019,500)	(7,017)
			$(27,385,125)	$(133,607)

1. As of July 31, 2015, cash in the amount of $218,700 was on deposit with brokers for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,005,729	$—	$3,005,729
Mortgage-Backed Securities (b)	—	968,802	990,915	1,959,717
U.S. Government & Federal Agencies	—	145,108,274	—	145,108,274
Total Long-Term Bonds	—	149,082,805	990,915	150,073,720
Short-Term Investment
Repurchase Agreement	—	4,336,223	—	4,336,223
Total Investments in Securities	$—	$153,419,028	$990,915	$154,409,943

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(133,607)	$—	$—	$(133,607)
Total Other Financial Instruments	$(133,607)	$—	$—	$(133,607)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $990,915 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$985,739	$866	$2,477	$75,042	$-	$(73,209)	$-	$-	$990,915	$62,877
Total	$985,739	$866	$2,477	$75,042	$-	$(73,209)	$-	$-	$990,915	$62,877

(a) Sales include principal reductions.

MainStay High Yield Corporate Bond Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.2%†
	Convertible Bonds 1.2%
	Auto Parts & Equipment 0.6%
¤	Exide Technologies, Inc. 7.00%, due 4/30/25 (a)(b)(c)(d)	$69,215,341	$56,756,580

	Electric 0.0%‡
	Upstate New York Power Producers, Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	4,008,403	4,369,159

	Mining 0.4%
	Detour Gold Corp. 5.50%, due 11/30/17	40,060,000	39,183,688

	Oil & Gas 0.2%
¤	Stone Energy Corp. 1.75%, due 3/1/17	18,700,000	15,988,500

	Total Convertible Bonds (Cost $118,666,682)		116,297,927

	Corporate Bonds 92.2%
	Advertising 0.7%
	Lamar Media Corp.
	5.00%, due 5/1/23	13,580,000	13,546,050
	5.375%, due 1/15/24	3,960,000	4,039,200
	5.875%, due 2/1/22	20,500,000	21,371,250
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	16,154,000	16,234,770
	5.625%, due 2/15/24	9,850,000	10,047,000
	5.625%, due 2/15/24 (d)	1,500,000	1,530,000
			66,768,270
	Aerospace & Defense 1.9%
	Aerojet Rocketdyne Holdings, Inc. 7.125%, due 3/15/21	41,419,000	44,111,235
	KLX, Inc. 5.875%, due 12/1/22 (d)	30,765,000	30,918,825
	Kratos Defense & Security Solutions, Inc. 7.00%, due 5/15/19	35,285,000	31,800,606
	Moog, Inc. 5.25%, due 12/1/22 (d)	4,000,000	4,040,000
	Orbital ATK, Inc. 5.25%, due 10/1/21	3,190,000	3,269,750
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	27,120,000	27,865,800
	TransDigm, Inc.
	5.50%, due 10/15/20	4,100,000	4,094,260
	6.00%, due 7/15/22	5,000,000	4,987,500
	6.50%, due 7/15/24	14,596,000	14,668,980
	6.50%, due 5/15/25 (d)	14,080,000	14,097,600
			179,854,556
	Apparel 0.4%
	William Carter Co. (The) 5.25%, due 8/15/21	17,520,000	18,177,000
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	16,613,000	17,485,183
			35,662,183
	Auto Manufacturers 1.3%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (d)	32,060,000	33,823,300
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	26,251,767
	9.375%, due 3/1/20	1,695,000	2,126,413
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	12,000,000	12,574,020
	6.75%, due 6/1/18	30,000,000	33,161,610
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (d)	5,000,000	5,050,000
	4.25%, due 11/15/19 (d)	5,000,000	5,025,000
			118,012,110
	Auto Parts & Equipment 3.6%
¤	Exide Technologies, Inc. 11.00%, due 4/30/20 (a)(b)(c)(d)	63,793,689	54,224,636
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	13,960,000	14,221,750
	Lear Corp. 5.25%, due 1/15/25	4,205,000	4,173,463
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	23,100,000	23,100,000
	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (d)	21,610,000	21,231,825
	4.75%, due 5/15/21 (d)	32,944,000	33,026,360
	4.75%, due 5/15/23 (d)	17,195,000	16,808,112
¤	Schaeffler Holding Finance B.V.
	6.25%, due 11/15/19 (a)(d)	25,681,000	27,125,556
	6.75%, due 11/15/22 (a)(d)	41,860,000	45,313,450
	6.875%, due 8/15/18 (a)(d)	61,402,000	63,551,070
	Tenneco, Inc. 6.875%, due 12/15/20	10,225,000	10,710,688
	Titan International, Inc. 6.875%, due 10/1/20	11,412,000	10,089,589
	ZF North America Capital, Inc.
	4.50%, due 4/29/22 (d)	5,000,000	4,925,000
	4.75%, due 4/29/25 (d)	13,025,000	12,731,937
			341,233,436
	Banks 0.1%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.75%, due 6/15/21 (d)	8,950,000	8,592,000

	Beverages 0.1%
	Constellation Brands, Inc.
	3.875%, due 11/15/19	3,000,000	3,059,625
	4.75%, due 11/15/24	2,498,000	2,547,960
			5,607,585
	Building Materials 1.9%
	Boise Cascade Co. 6.375%, due 11/1/20	26,940,000	28,320,675
	Building Materials Corporation of America 6.75%, due 5/1/21 (d)	22,751,000	23,888,550
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	12,580,000	12,894,500
	Griffon Corp. 5.25%, due 3/1/22	20,351,000	19,842,225
	Headwaters, Inc. 7.25%, due 1/15/19	21,700,000	22,459,500
	Masonite International Corp. 5.625%, due 3/15/23 (d)	7,880,000	8,116,400
	Summit Materials LLC / Summit Materials Finance Corp.
	6.125%, due 7/15/23 (d)	15,100,000	14,986,750
	10.50%, due 1/31/20	26,258,000	28,358,640
	USG Corp. 7.875%, due 3/30/20 (d)	15,895,000	16,988,099
			175,855,339
	Chemicals 1.2%
	A. Schulman, Inc. 6.875%, due 6/1/23 (d)	25,000,000	25,312,500
	Axiall Corp. 4.875%, due 5/15/23	9,833,000	9,464,263
	Huntsman International LLC 5.125%, due 11/15/22 (d)	4,840,000	4,670,600
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	20,675,000	21,036,812
	Olin Corp. 5.50%, due 8/15/22	12,924,000	13,117,860
	Platform Specialty Products Corp. 6.50%, due 2/1/22 (d)	3,000,000	3,105,000
	PolyOne Corp.
	5.25%, due 3/15/23	34,506,000	34,247,205
	7.375%, due 9/15/20	946,000	985,268
			111,939,508
	Coal 0.5%
	Arch Coal, Inc. 8.00%, due 1/15/19 (d)	21,960,000	3,184,200
	CONSOL Energy, Inc. 5.875%, due 4/15/22	41,170,000	31,983,944
	Peabody Energy Corp.
	6.00%, due 11/15/18	8,415,000	3,071,475
	6.25%, due 11/15/21	7,320,000	2,067,900
	6.50%, due 9/15/20	8,000,000	2,360,000
	10.00%, due 3/15/22 (d)	1,600,000	812,000
			43,479,519
	Commercial Services 3.0%
	Ashtead Capital, Inc.
	5.625%, due 10/1/24 (d)	2,000,000	2,005,000
	6.50%, due 7/15/22 (d)	23,267,000	24,459,666
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.25%, due 3/15/25 (d)	23,835,000	22,702,838
	5.50%, due 4/1/23	35,196,000	35,371,980
	Cimpress N.V. 7.00%, due 4/1/22 (d)	34,800,000	35,670,000
	ExamWorks Group, Inc. 5.625%, due 4/15/23	15,745,000	16,158,306
	Great Lakes Dredge & Dock Corp.
	7.375%, due 2/1/19	38,986,000	39,424,592
	7.375%, due 2/1/19 (d)	6,115,000	6,183,794
	Hertz Corp. (The) 4.25%, due 4/1/18	7,150,000	7,275,125
	Jaguar Holding Co. I 9.375%, due 10/15/17 (a)(d)	17,475,000	17,846,344
	Modular Space Corp. 10.25%, due 1/31/19 (d)	4,270,000	3,330,600
	Sotheby's 5.25%, due 10/1/22 (d)	6,860,000	6,705,650
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (d)	12,414,000	11,234,670
	United Rentals North America, Inc.
	4.625%, due 7/15/23	8,900,000	8,777,625
	5.50%, due 7/15/25	4,000,000	3,825,000
	7.375%, due 5/15/20	1,000,000	1,063,750
	7.625%, due 4/15/22	19,217,000	20,874,466
	8.25%, due 2/1/21	500,000	532,130
	WEX, Inc. 4.75%, due 2/1/23 (d)	22,568,000	22,060,220
			285,501,756
	Computers 1.8%
	IHS, Inc. 5.00%, due 11/1/22 (d)	55,855,000	55,924,818
	NCR Corp.
	4.625%, due 2/15/21	13,235,000	13,226,662
	5.00%, due 7/15/22	18,900,000	18,758,250
	5.875%, due 12/15/21	4,000,000	4,140,000
	6.375%, due 12/15/23	37,165,000	39,162,619
	Seagate HDD Cayman 4.75%, due 6/1/23	39,535,000	40,019,304
			171,231,653
	Cosmetics & Personal Care 0.6%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	40,105,000	41,067,761
	4.70%, due 5/24/22	8,083,000	8,239,196
	First Quality Finance Co., Inc. 4.625%, due 5/15/21 (d)	4,800,000	4,560,000
			53,866,957
	Distribution & Wholesale 0.5%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (d)	21,355,000	22,262,588
	LKQ Corp. 4.75%, due 5/15/23	21,738,000	20,705,445
			42,968,033
	Diversified Financial Services 0.1%
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	14,845,000	6,531,800
	12.75%, due 5/1/20 (c)(d)	9,500,000	3,895,000
			10,426,800
	Electric 1.5%
	Calpine Corp.
	5.875%, due 1/15/24 (d)	17,041,000	17,816,366
	6.00%, due 1/15/22 (d)	34,543,000	36,529,222
	GenOn Energy, Inc.
	7.875%, due 6/15/17	53,717,000	54,119,877
	9.50%, due 10/15/18	17,817,000	17,906,085
	NRG REMA LLC Series C 9.681%, due 7/2/26	6,425,000	6,842,625
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,927,000	3,396,295
			136,610,470
	Electrical Components & Equipment 1.3%
	Anixter, Inc.
	5.125%, due 10/1/21	2,570,000	2,592,488
	5.625%, due 5/1/19	8,110,000	8,556,050
	Belden, Inc.
	5.25%, due 7/15/24 (d)	3,000,000	2,947,500
	5.50%, due 9/1/22 (d)	45,757,000	45,642,607
	General Cable Corp. 5.75%, due 10/1/22	43,660,000	40,058,050
	WESCO Distribution, Inc. 5.375%, due 12/15/21	22,414,000	22,414,000
			122,210,695
	Electronics 0.3%
	Kemet Corp. 10.50%, due 5/1/18	27,014,000	26,338,650

	Engineering & Construction 1.3%
	AECOM 5.875%, due 10/15/24 (d)	14,290,000	14,504,350
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	28,975,000	25,932,625
	13.00%, due 3/15/18 (a)	29,520,171	31,881,784
	Transfield Services, Ltd. 8.375%, due 5/15/20 (d)	27,490,000	29,001,950
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	25,099,000	23,624,434
			124,945,143
	Entertainment 1.7%
	Affinity Gaming / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	49,520,000	50,262,800
	Churchill Downs, Inc. 5.375%, due 12/15/21	22,605,000	23,170,125
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.375%, due 11/1/18	5,000,000	5,175,000
	4.875%, due 11/1/20	8,000,000	8,250,000
	5.375%, due 11/1/23	7,000,000	7,293,489
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	17,990,000	18,394,775
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (d)	9,872,000	10,316,240
	Sterling Entertainment Enterprises LLC 9.75%, due 12/31/19 (b)(c)(e)	35,000,000	36,312,500
			159,174,929
	Finance - Auto Loans 0.1%
	Ally Financial, Inc. 3.25%, due 2/13/18	1,000,000	998,750
	Credit Acceptance Corp. 7.375%, due 3/15/23 (d)	12,825,000	13,209,750
			14,208,500
	Finance - Consumer Loans 0.2%
	OneMain Financial Holdings, Inc. 6.75%, due 12/15/19 (d)	7,645,000	8,065,475
	TMX Finance LLC / TitleMax Finance Corp. 8.50%, due 9/15/18 (d)	10,075,000	8,009,625
			16,075,100
	Finance - Credit Card 0.5%
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (d)	20,200,000	20,982,750
	5.375%, due 8/1/22 (d)	13,415,000	13,280,850
	6.375%, due 4/1/20 (d)	14,980,000	15,579,200
			49,842,800
	Finance - Investment Banker/Broker 0.6%
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	17,500,000	17,412,500
	5.375%, due 11/15/22	20,880,000	21,767,400
	KCG Holdings, Inc. 6.875%, due 3/15/20 (d)	17,145,000	16,287,750
			55,467,650
	Finance - Leasing Companies 0.3%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.00%, due 10/1/21	16,320,000	16,952,400
	Aircastle, Ltd. 5.50%, due 2/15/22	8,295,000	8,647,538
			25,599,938
	Finance - Mortgage Loan/Banker 0.3%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.875%, due 8/1/21 (d)	20,530,000	19,914,100
	7.375%, due 10/1/17	6,300,000	6,520,500
			26,434,600
	Finance - Other Services 0.9%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (d)	25,340,000	26,575,325
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	38,970,000	36,924,075
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	12,000,000	11,887,440
	7.875%, due 10/1/20	9,000,000	8,865,000
			84,251,840
	Food 2.0%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (d)	7,998,000	7,898,025
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (a)(b)(d)	25,863,449	11,638,552
	B&G Foods, Inc. 4.625%, due 6/1/21	29,259,000	29,112,705
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (d)	50,065,000	46,810,775
	Ingles Markets, Inc. 5.75%, due 6/15/23	14,100,000	14,382,000
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	17,870,000	18,897,525
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (d)	30,495,000	32,629,650
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	24,694,000	25,249,615
			186,618,847
	Forest Products & Paper 1.0%
	Georgia-Pacific LLC 8.875%, due 5/15/31	19,841,000	28,771,712
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	50,220,000	62,398,350
			91,170,062
	Gas 0.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	13,025,000	13,366,906
	6.50%, due 5/20/21	5,828,000	6,061,120
			19,428,026
	Health Care - Products 1.5%
	Alere, Inc. 6.375%, due 7/1/23 (d)	13,250,000	13,780,000
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (d)	23,509,000	24,743,222
	Halyard Health, Inc. 6.25%, due 10/15/22 (d)	13,331,000	13,930,895
	Hanger, Inc. 7.125%, due 11/15/18	13,535,000	13,399,650
	Hologic, Inc.
	5.25%, due 7/15/22 (d)	12,715,000	13,128,238
	6.25%, due 8/1/20	11,205,000	11,555,156
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23	6,000,000	5,793,750
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.50%, due 4/15/25 (d)	12,955,000	13,052,163
	Sterigenics-Nordion Holdings LLC 6.50%, due 5/15/23 (d)	11,120,000	11,370,200
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	21,710,000	20,298,850
			141,052,124
	Health Care - Services 3.2%
	Acadia Healthcare Co., Inc. 5.625%, due 2/15/23 (d)	6,485,000	6,582,275
	Centene Corp. 5.75%, due 6/1/17	14,370,000	15,099,277
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (d)	4,730,000	5,226,650
	6.875%, due 7/15/17	130,000	141,700
	Fresenius Medical Care U.S. Finance II, Inc.
	4.75%, due 10/15/24 (d)	3,915,000	3,915,000
	5.625%, due 7/31/19 (d)	11,680,000	12,760,400
	5.875%, due 1/31/22 (d)	8,100,000	8,748,000
	HCA Holdings, Inc. 6.25%, due 2/15/21	2,375,000	2,600,625
¤	HCA, Inc.
	4.25%, due 10/15/19	7,890,000	8,121,769
	4.75%, due 5/1/23	4,525,000	4,643,781
	5.00%, due 3/15/24	13,244,000	13,790,315
	5.25%, due 4/15/25	16,490,000	17,355,725
	5.375%, due 2/1/25	22,495,000	23,001,137
	5.875%, due 3/15/22	14,855,000	16,284,794
	5.875%, due 5/1/23	6,843,000	7,356,225
	6.50%, due 2/15/16	3,615,000	3,709,894
	6.50%, due 2/15/20	3,294,000	3,683,104
	7.50%, due 2/15/22	9,407,000	10,959,155
	7.58%, due 9/15/25	1,920,000	2,121,600
	7.69%, due 6/15/25	705,000	798,413
	8.00%, due 10/1/18	4,984,000	5,756,520
	8.36%, due 4/15/24	2,494,000	2,917,980
	HealthSouth Corp. 5.75%, due 11/1/24	11,105,000	11,216,050
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (d)	59,908,000	62,004,780
	Tenet Healthcare Corp.
	3.786%, due 6/15/20 (d)(f)	9,000,000	9,258,750
	6.00%, due 10/1/20	15,000,000	16,312,500
	6.75%, due 6/15/23 (d)	27,445,000	28,680,025
			303,046,444
	Holding Companies - Diversified 1.7%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (a)	50,729,000	50,792,411
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (a)(d)	62,936,000	63,722,700
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	25,895,000	25,377,100
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	11,835,000	12,130,875
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (d)	4,500,000	4,612,500
			156,635,586
	Home Builders 2.8%
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	21,037,000	21,510,332
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	28,985,000	27,245,900
	AV Homes, Inc. 8.50%, due 7/1/19	24,860,000	24,860,000
	Brookfield Residential Properties, Inc.
	6.375%, due 5/15/25 (d)	5,665,000	5,509,213
	6.50%, due 12/15/20 (d)	11,305,000	11,418,050
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (d)	29,141,000	28,412,475
	Century Communities, Inc.
	6.875%, due 5/15/22 (d)	8,860,000	8,527,750
	6.875%, due 5/15/22	15,776,000	15,184,400
	D.R. Horton, Inc.
	4.75%, due 2/15/23	4,710,000	4,745,325
	5.75%, due 8/15/23	3,605,000	3,839,325
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	36,862,000	35,756,140
	Meritage Homes Corp. 7.00%, due 4/1/22	1,500,000	1,597,500
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	4,304,000	4,357,800
	6.625%, due 5/1/20	4,997,000	5,562,161
	Standard Pacific Corp.
	5.875%, due 11/15/24	5,000,000	5,137,500
	6.25%, due 12/15/21	10,330,000	11,027,275
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.25%, due 4/15/21 (d)	5,500,000	5,486,250
	Toll Brothers Finance Corp. 4.375%, due 4/15/23	7,000,000	6,912,500
	WCI Communities, Inc. 6.875%, due 8/15/21	12,355,000	12,818,312
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (d)	18,921,000	17,880,345
			257,788,553
	Household Products & Wares 0.6%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (a)(d)	10,120,000	10,550,100
	Prestige Brands, Inc. 5.375%, due 12/15/21 (d)	12,996,000	13,125,960
	Spectrum Brands, Inc.
	5.75%, due 7/15/25 (d)	17,718,000	18,245,996
	6.375%, due 11/15/20	6,435,000	6,853,275
	6.625%, due 11/15/22	7,535,000	8,062,450
			56,837,781
	Housewares 0.3%
	American Greetings Corp. 7.375%, due 12/1/21	10,500,000	11,025,000
	RSI Home Products, Inc. 6.50%, due 3/15/23 (d)	18,490,000	19,044,700
			30,069,700
	Insurance 1.7%
	A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (d)	18,025,000	19,174,995
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	27,660,000	29,043,000
	CNO Financial Group, Inc.
	4.50%, due 5/30/20	3,350,000	3,458,875
	5.25%, due 5/30/25	3,385,000	3,537,325
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,497,000	10,500,386
	8.30%, due 4/15/26	5,395,000	6,626,420
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (d)	29,513,000	30,988,650
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	13,890,000	16,357,614
	USI, Inc. 7.75%, due 1/15/21 (d)	26,315,000	26,545,256
	Wayne Merger Sub LLC 8.25%, due 8/1/23 (d)	13,600,000	13,600,000
			159,832,521
	Internet 0.9%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (d)	3,600,000	3,564,000
	IAC / InterActiveCorp.
	4.75%, due 12/15/22	4,552,000	4,415,440
	4.875%, due 11/30/18	11,770,000	12,161,353
	Netflix, Inc.
	5.375%, due 2/1/21	10,580,000	11,029,650
	5.50%, due 2/15/22 (d)	21,925,000	22,802,000
	5.75%, due 3/1/24	12,966,000	13,549,470
	5.875%, due 2/15/25 (d)	7,361,000	7,729,050
	VeriSign, Inc. 5.25%, due 4/1/25	9,800,000	9,873,500
			85,124,463
	Investment Company 0.4%
	American Capital, Ltd. 6.50%, due 9/15/18 (d)	33,330,000	34,413,225

	Investment Management/Advisory Services 0.6%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (d)	29,020,000	28,657,250
	National Financial Partners Corp. 9.00%, due 7/15/21 (d)	24,082,000	24,142,205
			52,799,455
	Iron & Steel 1.0%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	6,860,000	7,065,800
	Allegheny Technologies, Inc. 6.625%, due 8/15/23	14,165,000	13,353,346
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (d)	24,182,000	24,121,545
	Cliffs Natural Resources, Inc. 8.25%, due 3/31/20 (d)	22,055,000	20,014,912
	Commercial Metals Co. 4.875%, due 5/15/23	7,476,000	6,840,540
	Evraz, Inc. 7.50%, due 11/15/19 (d)	22,270,000	22,047,300
			93,443,443
	Leisure Time 1.0%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	19,791,000	19,692,045
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (d)	71,625,000	75,385,313
			95,077,358
	Lodging 0.7%
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	2,480,000	2,666,000
	5.75%, due 7/1/22	20,710,000	22,107,925
	FelCor Lodging, L.P.
	5.625%, due 3/1/23	10,027,000	10,289,708
	6.00%, due 6/1/25 (d)	4,585,000	4,722,550
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21	22,525,000	23,454,156
			63,240,339
	Machinery - Construction & Mining 0.3%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (d)	17,325,000	17,238,375
	Oshkosh Corp. 5.375%, due 3/1/25	8,535,000	8,428,313
	Vander Intermediate Holding II Corp. 9.75%, due 2/1/19 (a)(d)	1,740,000	1,587,750
			27,254,438
	Machinery - Diversified 0.1%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	8,945,000	9,750,050

	Media 5.5%
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	26,367,000	26,136,289
	5.125%, due 5/1/23 (d)	22,720,000	22,492,800
	5.25%, due 9/30/22	3,000,000	3,037,500
	5.375%, due 5/1/25 (d)	15,335,000	15,104,975
	5.75%, due 1/15/24	1,598,000	1,626,964
	5.875%, due 5/1/27 (d)	12,640,000	12,521,500
	6.50%, due 4/30/21	26,527,000	27,737,294
	7.00%, due 1/15/19	8,657,000	8,992,459
	CCO Safari II LLC
	3.579%, due 7/23/20 (d)	4,000,000	4,011,816
	4.464%, due 7/23/22 (d)	14,545,000	14,623,543
	4.908%, due 7/23/25 (d)	9,675,000	9,696,420
	Cogeco Cable, Inc. 4.875%, due 5/1/20 (d)	22,360,000	23,086,700
	CSC Holdings LLC 7.625%, due 7/15/18	13,740,000	15,148,350
	DISH DBS Corp.
	4.625%, due 7/15/17	8,897,000	9,130,546
	5.125%, due 5/1/20	9,335,000	9,451,688
	5.875%, due 7/15/22	7,525,000	7,487,375
	5.875%, due 11/15/24	19,115,000	18,541,550
¤	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	21,495,000	21,924,900
	5.00%, due 4/15/22 (d)	84,440,000	83,701,150
	Numericable-SFR
	4.875%, due 5/15/19 (d)	10,550,000	10,708,250
	6.00%, due 5/15/22 (d)	47,575,000	48,407,563
	6.25%, due 5/15/24 (d)	4,660,000	4,738,987
	Quebecor Media, Inc. 5.75%, due 1/15/23	50,150,000	51,403,750
	Time, Inc. 5.75%, due 4/15/22 (d)	9,115,000	8,750,400
	Videotron, Ltd.
	5.00%, due 7/15/22	21,754,000	22,002,648
	5.375%, due 6/15/24 (d)	29,920,000	30,219,200
			510,684,617
	Metal Fabricate & Hardware 1.0%
	A.M. Castle & Co. 12.75%, due 12/15/16	28,261,000	25,717,510
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (d)	17,235,000	16,804,125
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (d)	16,170,000	11,965,800
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (d)	42,964,000	43,943,579
			98,431,014
	Mining 2.5%
	AuRico Gold, Inc. 7.75%, due 4/1/20 (d)	33,510,000	31,164,300
	Constellium N.V. 5.75%, due 5/15/24 (d)	26,000,000	21,580,000
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (d)	15,095,000	13,887,400
	Hecla Mining Co. 6.875%, due 5/1/21	44,808,000	39,038,970
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	31,595,000	34,083,106
	New Gold, Inc.
	6.25%, due 11/15/22 (d)	20,995,000	18,685,550
	7.00%, due 4/15/20 (d)	36,403,000	35,765,947
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (d)	18,920,000	19,203,800
	St. Barbara, Ltd. 8.875%, due 4/15/18 (d)	22,325,000	20,148,313
			233,557,386
	Miscellaneous - Manufacturing 1.1%
	Actuant Corp. 5.625%, due 6/15/22	8,305,000	8,300,432
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	18,225,000	18,179,437
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	19,645,000	20,136,125
	EnPro Industries, Inc. 5.875%, due 9/15/22	14,325,000	14,468,250
	Koppers, Inc. 7.875%, due 12/1/19	15,864,000	16,135,909
	SPX Corp. 6.875%, due 9/1/17	17,425,000	18,710,094
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	10,000,000	10,050,000
			105,980,247
	Oil & Gas 8.9%
	Antero Resources Corp.
	5.125%, due 12/1/22	7,000,000	6,615,000
	5.375%, due 11/1/21	18,940,000	18,419,150
	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
	7.75%, due 1/15/21	2,815,000	1,857,900
	9.25%, due 8/15/21	10,705,000	7,172,350
	California Resources Corp. 5.00%, due 1/15/20	29,847,000	25,593,802
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21	47,315,000	46,539,034
	7.625%, due 1/15/22	19,950,000	20,213,180
	7.75%, due 4/15/23 (d)	3,650,000	3,709,313
	Carrizo Oil & Gas, Inc.
	6.25%, due 4/15/23	8,930,000	8,571,014
	7.50%, due 9/15/20	13,190,000	13,255,950
	Chesapeake Energy Corp. 6.50%, due 8/15/17	13,090,000	12,762,750
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (b)(c)(e)	15,000,000	4,200,000
	Comstock Resources, Inc.
	7.75%, due 4/1/19	28,693,000	10,329,480
	9.50%, due 6/15/20	34,016,000	12,585,920
	10.00%, due 3/15/20 (d)	32,520,000	28,698,900
	Concho Resources, Inc.
	5.50%, due 10/1/22	9,320,000	9,320,000
	6.50%, due 1/15/22	24,386,000	25,209,027
	7.00%, due 1/15/21	10,325,000	10,763,813
	Continental Resources, Inc.
	5.00%, due 9/15/22	4,000,000	3,810,000
	7.125%, due 4/1/21	6,000,000	6,322,500
	7.375%, due 10/1/20	15,775,000	16,425,719
	EnQuest PLC 7.00%, due 4/15/22 (d)	40,738,000	29,738,740
	Gulfport Energy Corp.
	6.625%, due 5/1/23 (d)	2,000,000	2,000,000
	7.75%, due 11/1/20	13,921,000	14,269,025
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	36,865,000	33,547,150
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19	11,895,000	7,203,850
	6.50%, due 5/15/19	15,540,000	9,557,100
	8.625%, due 4/15/20	5,000,000	3,075,000
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	14,820,000	15,375,750
	Newfield Exploration Co. 5.625%, due 7/1/24	17,210,000	16,865,800
	Noble Energy, Inc.
	5.625%, due 5/1/21	8,280,000	8,775,069
	5.875%, due 6/1/22	17,560,000	18,839,281
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	5,875,000	5,346,250
	6.875%, due 3/15/22	5,185,000	4,770,200
	7.25%, due 2/1/19	33,757,000	32,744,290
	PDC Energy, Inc. 7.75%, due 10/15/22	27,545,000	28,405,781
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	60,090,000	54,381,450
	Range Resources Corp. 5.00%, due 8/15/22	3,000,000	2,925,000
	Rex Energy Corp.
	6.25%, due 8/1/22	13,040,000	9,128,000
	8.875%, due 12/1/20	45,240,000	36,644,400
	RSP Permian, Inc. 6.625%, due 10/1/22 (d)	17,780,000	17,913,350
	Sanchez Energy Corp.
	6.125%, due 1/15/23	13,999,000	11,339,190
	7.75%, due 6/15/21	2,055,000	1,849,500
	SM Energy Co.
	5.00%, due 1/15/24	13,000,000	11,895,000
	6.125%, due 11/15/22	7,400,000	7,289,000
	6.50%, due 11/15/21	8,300,000	8,320,750
	6.50%, due 1/1/23	2,535,000	2,541,338
¤	Stone Energy Corp. 7.50%, due 11/15/22	75,788,000	59,872,520
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	14,140,000	14,776,300
	Triangle USA Petroleum Corp. 6.75%, due 7/15/22 (d)	12,270,000	8,343,600
	W&T Offshore, Inc. 8.50%, due 6/15/19	6,800,000	4,131,000
	Whiting Petroleum Corp.
	5.00%, due 3/15/19	2,000,000	1,920,000
	6.50%, due 10/1/18	12,970,000	13,008,910
	WPX Energy, Inc.
	6.00%, due 1/15/22	37,300,000	34,875,500
	7.50%, due 8/1/20	12,040,000	12,220,600
			836,263,496
	Oil & Gas Services 0.7%
	CSI Compressco, L.P. / Compressco Finance, Inc. 7.25%, due 8/15/22	16,870,000	15,899,975
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	30,445,000	29,379,425
	FTS International, Inc.
	6.25%, due 5/1/22	21,340,000	14,297,800
	7.783%, due 6/15/20 (d)(f)	10,125,000	9,727,371
			69,304,571
	Packaging & Containers 0.8%
	AEP Industries, Inc. 8.25%, due 4/15/19	18,194,000	18,466,910
	Novelis, Inc.
	8.375%, due 12/15/17	15,425,000	15,964,875
	8.75%, due 12/15/20	8,200,000	8,651,000
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	2,000,000	2,070,000
	Plastipak Holdings, Inc. 6.50%, due 10/1/21 (d)	23,625,000	23,743,125
	Silgan Holdings, Inc. 5.00%, due 4/1/20	8,000,000	8,180,000
			77,075,910
	Pharmaceuticals 2.9%
	Catamaran Corp. 4.75%, due 3/15/21	10,895,000	12,338,587
	DPx Holdings B.V. 7.50%, due 2/1/22 (d)	19,905,000	20,900,250
	Endo Finance LLC 5.75%, due 1/15/22 (d)	2,300,000	2,369,000
	Endo Finance LLC / Endo Finco, Inc. 5.375%, due 1/15/23 (d)	7,300,000	7,377,526
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	6.00%, due 7/15/23 (d)	14,965,000	15,563,600
	6.00%, due 2/1/25 (d)	13,945,000	14,363,350
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22	9,626,000	9,722,260
	NBTY, Inc. 9.00%, due 10/1/18	18,505,000	19,060,150
	Omnicare, Inc.
	4.75%, due 12/1/22	12,335,000	13,028,844
	5.00%, due 12/1/24	6,500,000	6,890,000
	Quintiles Transnational Corp. 4.875%, due 5/15/23 (d)	15,575,000	15,798,813
¤	Valeant Pharmaceuticals International, Inc.
	5.50%, due 3/1/23 (d)	6,785,000	6,937,662
	5.625%, due 12/1/21 (d)	8,455,000	8,676,944
	5.875%, due 5/15/23 (d)	33,600,000	34,940,640
	6.125%, due 4/15/25 (d)	30,405,000	31,773,225
	6.375%, due 10/15/20 (d)	22,784,000	24,008,640
	6.75%, due 8/15/21 (d)	500,000	520,625
	7.00%, due 10/1/20 (d)	2,548,000	2,646,735
	7.50%, due 7/15/21 (d)	20,295,000	22,020,075
			268,936,926
	Pipelines 2.3%
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,120,439
	9.625%, due 11/1/21	10,349,000	13,711,059
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	11,307,000	11,990,237
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	24,110,000	24,049,725
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (d)	12,375,000	13,349,531
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	4.875%, due 6/1/25	26,295,000	25,571,888
	5.50%, due 2/15/23	5,560,000	5,699,000
	NuStar Logistics, L.P. 6.75%, due 2/1/21	10,295,000	10,955,012
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp.
	6.50%, due 5/15/21	13,510,000	14,354,375
	8.375%, due 6/1/20	6,720,000	7,282,800
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.00%, due 1/15/18 (d)	11,500,000	11,902,500
	6.625%, due 10/1/20 (d)	44,686,000	46,696,870
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (d)	8,556,000	8,855,460
	6.25%, due 10/15/22 (d)	10,655,000	11,134,475
	Williams Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	7,284,000	7,647,399
			216,320,770
	Real Estate 1.6%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (a)(d)	32,276,585	32,034,511
	CBRE Services, Inc.
	5.00%, due 3/15/23	32,487,000	33,318,667
	5.25%, due 3/15/25	9,580,000	9,963,200
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (d)	6,740,000	7,077,000
	Forestar USA Real Estate Group, Inc. 8.50%, due 6/1/22 (d)	13,000,000	13,618,800
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (d)	20,385,000	21,608,100
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	30,115,000	31,018,450
			148,638,728
	Real Estate Investment Trusts 3.0%
¤	Crown Castle International Corp.
	4.875%, due 4/15/22	11,995,000	12,309,209
	5.25%, due 1/15/23	101,468,000	106,287,730
	DuPont Fabros Technology, L.P. 5.625%, due 6/15/23	17,000,000	16,830,000
	Equinix, Inc.
	5.375%, due 1/1/22	17,368,000	17,628,520
	5.375%, due 4/1/23	22,720,000	22,944,928
	5.75%, due 1/1/25	26,337,000	26,468,685
	GEO Group, Inc. (The) 6.625%, due 2/15/21	18,300,000	19,169,250
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22	7,000,000	7,597,639
	6.00%, due 10/1/21	20,000,000	22,771,300
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.50%, due 5/1/24	8,961,000	9,229,830
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	5,570,000	5,751,025
	5.50%, due 2/1/21	13,635,000	14,146,313
			281,134,429
	Retail 4.3%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	8,220,000	8,610,450
	7.00%, due 5/20/22	9,697,000	10,313,729
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	20,673,000	21,499,920
	AutoNation, Inc. 6.75%, due 4/15/18	13,661,000	15,178,450
	Building Materials Holding Corp. 9.00%, due 9/15/18 (d)	19,420,000	20,803,675
	Cash America International, Inc. 5.75%, due 5/15/18	14,455,000	14,527,275
	Dollar Tree, Inc. 5.75%, due 3/1/23 (d)	43,480,000	45,871,400
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (d)	22,245,000	20,898,799
	Ferrellgas, L.P. / Ferrellgas Finance Corp. 6.75%, due 6/15/23 (d)	15,865,000	15,904,663
	GameStop Corp. 5.50%, due 10/1/19 (d)	10,225,000	10,634,000
	Group 1 Automotive, Inc. 5.00%, due 6/1/22	5,665,000	5,665,000
	L Brands, Inc.
	5.625%, due 2/15/22	7,725,000	8,294,719
	5.625%, due 10/15/23	8,645,000	9,163,700
	6.625%, due 4/1/21	13,980,000	15,718,832
	8.50%, due 6/15/19	3,395,000	3,993,369
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22	53,908,000	57,412,020
	Outerwall, Inc. 5.875%, due 6/15/21	31,675,000	30,170,438
	Penske Automotive Group, Inc.
	5.375%, due 12/1/24	7,996,000	8,055,970
	5.75%, due 10/1/22	26,025,000	27,098,531
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	32,225,000	34,077,937
	Sally Holdings LLC / Sally Capital, Inc. 6.875%, due 11/15/19	1,495,000	1,563,770
	Sonic Automotive, Inc. 7.00%, due 7/15/22	11,875,000	12,825,000
			398,281,647
	Semiconductors 0.6%
	Micron Technology, Inc.
	5.25%, due 8/1/23 (d)	20,805,000	20,024,813
	5.50%, due 2/1/25 (d)	26,310,000	25,487,812
	Sensata Technologies B.V. 5.00%, due 10/1/25 (d)	15,915,000	15,596,700
			61,109,325
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	5.00%, due 12/15/21 (d)	7,000,000	7,192,500
	7.125%, due 3/15/21	6,905,000	7,310,669
			14,503,169
	Software 1.0%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	43,570,000	45,857,425
	Activision Blizzard, Inc. 5.625%, due 9/15/21 (d)	23,860,000	25,053,000
	MSCI, Inc. 5.25%, due 11/15/24 (d)	24,537,000	25,020,379
			95,930,804
	Storage & Warehousing 0.5%
	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (d)	44,200,000	41,249,031
	10.75%, due 10/15/19 (d)	10,565,000	7,312,237
			48,561,268
	Telecommunications 7.0%
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (d)	34,500,000	34,672,500
	CenturyLink, Inc. 5.625%, due 4/1/25 (d)	21,525,000	19,668,469
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (d)	14,665,000	14,481,687
	CommScope, Inc.
	4.375%, due 6/15/20 (d)	2,780,000	2,797,375
	5.00%, due 6/15/21 (d)	2,000,000	1,975,000
	5.50%, due 6/15/24 (d)	2,000,000	1,957,500
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (d)	20,776,000	19,944,960
	Frontier Communications Corp. 6.25%, due 9/15/21	25,540,000	23,560,650
	GCI, Inc. 6.875%, due 4/15/25	8,725,000	8,877,688
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	12,627,000	13,856,554
	7.625%, due 6/15/21	26,500,000	29,315,625
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23	2,100,000	1,905,750
	7.25%, due 4/1/19	12,730,000	12,618,613
	7.25%, due 10/15/20	17,800,000	17,644,250
	7.50%, due 4/1/21	13,600,000	13,532,000
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (d)	12,750,000	13,706,250
	SBA Telecommunications, Inc. 5.75%, due 7/15/20	20,922,000	21,863,490
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	3,265,000	3,477,225
	9.00%, due 11/15/18 (d)	22,196,000	24,859,520
	9.25%, due 4/15/22	13,690,000	14,374,500
	Sprint Corp.
	7.125%, due 6/15/24	15,335,000	14,031,525
	7.875%, due 9/15/23	13,120,000	12,578,800
¤	T-Mobile USA, Inc.
	6.00%, due 3/1/23	15,049,000	15,688,582
	6.125%, due 1/15/22	25,015,000	26,140,675
	6.25%, due 4/1/21	20,085,000	21,039,037
	6.375%, due 3/1/25	52,732,000	55,302,685
	6.50%, due 1/15/24	26,970,000	28,478,702
	6.625%, due 11/15/20	1,000,000	1,040,000
	6.625%, due 4/1/23	40,925,000	43,585,125
	6.731%, due 4/28/22	38,575,000	40,889,500
¤	Virgin Media Secured Finance PLC
	5.25%, due 1/15/21	83,145,000	87,821,906
	5.25%, due 1/15/26 (d)	9,295,000	8,969,675
			650,655,818
	Transportation 1.1%
	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (d)	47,999,000	48,478,990
	9.75%, due 5/1/20 (d)	24,245,000	22,911,525
	XPO Logistics, Inc.
	6.50%, due 6/15/22 (d)	30,000,000	29,512,500
	7.875%, due 9/1/19 (d)	4,790,000	5,119,312
			106,022,327
	Trucking & Leasing 0.5%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	15,865,000	15,983,988
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	25,970,000	28,177,450
			44,161,438
	Total Corporate Bonds (Cost $8,706,616,980)		8,621,296,325

	Loan Assignments 0.8% (g)
	Building Materials 0.1%
	Headwaters, Inc. Term Loan B 4.50%, due 3/24/22	9,000,000	9,033,750

	Household Products & Wares 0.0%‡
	Spectrum Brands, Inc. USD Term Loan 3.75%, due 6/9/22	4,827,586	4,844,483

	Lodging 0.3%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	9,734,117	9,596,214
	New 2nd Lien Term Loan 10.00%, due 10/2/19	16,950,000	15,170,250
			24,766,464
	Metal Fabricate & Hardware 0.2%
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (c)(e)	15,230,378	15,078,074

	Pharmaceuticals 0.1%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	13,365,000	13,314,881

	Retail 0.1%
	Men's Wearhouse, Inc. (The) 2015 Term Loan 5.00%, due 6/18/21	6,000,000	6,060,000

	Total Loan Assignments (Cost $74,038,274)		73,097,652

	Total Long-Term Bonds (Cost $8,899,321,936)		8,810,691,904

		Shares
	Common Stocks 0.2%
	Auto Parts & Equipment 0.1%
¤	Exide Technologies, Inc. (b)(c)(e)	1,416,537	6,091,109

	Electric 0.0%‡
	Upstate New York Power Producers, Inc. (b)(c)(e)(h)	51,473	2,316,285

	Entertainment 0.0%‡
	Affinity Gaming LLC (c)(e)(h)	275,000	3,162,500

	Lodging 0.0%‡
	Majestic Star Casino LLC Membership Units (b)(c)(e)(h)	446,020	200,709

	Media 0.0%‡
	ION Media Networks, Inc. (b)(c)(e)(h)	2,267	985,125

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(c)(e)(h)	717,799	8,728,436

	Mining 0.0%‡
	New Gold, Inc. (h)	313,436	689,559

	Total Common Stocks (Cost $66,182,038)		22,173,723

	Exchange-Traded Fund 0.2%
	SPDR Gold Shares (h)	169,400	17,775,142

	Total Exchange-Traded Fund (Cost $19,294,653)		17,775,142

	Preferred Stock 0.1%
	Banks 0.1%
	GMAC Capital Trust I 8.125%	209,400	5,492,562

	Total Preferred Stock (Cost $5,042,918)		5,492,562

	Principal Amount
Short-Term Investment 4.1%
Repurchase Agreement 4.1%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $384,380,369 (Collateralized by United States Treasury and Government Agency securities with rates between 1.375% and 2.12% and maturity dates between 9/30/18 and 1/30/23, with a Principal Amount of $402,020,000 and a Market Value of $392,068,788)	$384,380,369	384,380,369
Total Short-Term Investment (Cost $384,380,369)		384,380,369
Total Investments (Cost $9,374,221,914) (i)	98.8%	9,240,513,700
Other Assets, Less Liabilities	1.2	111,548,187
Net Assets	100.0%	$9,352,061,887

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment in Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of these securities was $185,823,091, which represented 2.0% of the Fund's net assets.
(c)	Illiquid security - As of July 31, 2015, the total market value of these securities was $196,320,113, which represented 2.1% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Restricted security.
(f)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2015.
(h)	Non-income producing security.
(i)	As of July 31, 2015, cost was $9,374,281,276 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$189,012,773
Gross unrealized depreciation	(322,780,349)
Net unrealized depreciation	$(133,767,576)

The following abbreviation is used in the preceding pages:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$55,172,188	$61,125,739	$116,297,927
Corporate Bonds (c)	—	8,514,920,637	106,375,688	8,621,296,325
Loan Assignments (d)	—	67,037,652	6,060,000	73,097,652
Total Long-Term Bonds	—	8,637,130,477	173,561,427	8,810,691,904
Common Stocks (e)	689,559	3,162,500	18,321,664	22,173,723
Exchange-Traded Fund	17,775,142	—	—	17,775,142
Preferred Stock	5,492,562	—	—	5,492,562
Short-Term Investment
Repurchase Agreement	—	384,380,369	—	384,380,369
Total Investments in Securities	$23,957,263	$9,024,673,346	$191,883,091	$9,240,513,700

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $56,756,580 and $4,369,159 are held in Auto Parts & Equipment and Electric, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $54,224,636, $36,312,500, $11,638,552 and $4,200,000 are held in Auto Parts & Equipment, Entertainment, Food and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $6,060,000 is held in Retail within Loan Assignments whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure such value as referenced in the Portfolio of Investments.

(e)	The Level 3 securities valued at $6,091,109, $2,316,285, $200,709, $985,125 and $8,728,436 are held in Auto Parts & Equipment, Electric, Lodging, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, a security with a market value of $17,344,877 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2014, the fair value obtained for this security, from an independent pricing service, utilized significant observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2015
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$-	$163,071	$-	$(2,110,006)	$58,703,515	(b)	$-	$-	$-	$56,756,580	$(2,110,006)
Electric	3,610,876	-	-	62,610	695,673	(c)	-	-	-	4,369,159	62,610
Corporate Bonds
Auto Parts & Equipment	-	183,107	-	(4,785,806)	58,827,335	(b)	-	-	-	54,224,636	(4,785,806)
Entertainment	36,531,648	6,283	3,742	83,895	-		(313,068)	-	-	36,312,500	-
Food	-	-	-	(9,189,288)	3,482,963			17,344,877	-	11,638,552	(9,189,288)
Oil & Gas	-	-	-	4,200,000 (d)	-		-	-	-	4,200,000	4,200,000
Loan Assignments
Aerospace & Defense	20,538,525	22,397	134,558	(105,480)	-		(20,590,000)	-	-	-	-
Auto Parts & Equipment	84,086,737	221,594	(294,870)	141,955	-		(84,155,416)	-	-	-	-
Distribution & Wholesale	26,071,299	(2,194)	(65,408)	61,232	-		(26,064,929)	-	-	-	-
Retail	-	-	-	60,000	6,000,000		-	-	-	6,060,000	60,000
Common Stocks
Auto Parts & Equipment	-	-	-	(47,194,987)	53,286,096	(b)	-	-	-	6,091,109	(47,194,987)
Electric	2,316,285	-	-	-	-		-	-	-	2,316,285	-
Lodging	289,913	-	-	(89,204)	-		-	-	-	200,709	(89,204)
Media	857,561	-	-	127,564	-		-	-	-	985,125	127,564
Metal, Fabricate & Hardware	9,195,005	-	-	(466,569)	-		-	-	-	8,728,436	(466,569)
Warrants
Food	75,060	-	-	(75,060)	-		-	-	-	-	-
Total	$183,572,909	$594,258	$(221,978)	$(59,279,144)	$180,995,582		$(131,123,413)	$17,344,877	$-	$191,883,091	$(59,385,686)

(a) Sales include principal reductions.

(b) Security received through a restructure.

(c) Purchases include PIK securities.

(d) Security received through litigation.

As of July 31, 2015, the Fund held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	7/31/15 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	5/4/12	275,000	$3,093,750	$3,162,500	0.0	%‡
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond 6.775%, due 3/15/19	11/26/14	$15,000,000	—	4,200,000	0.0	‡
Exide Technologies, Inc.
Common Stock	4/30/15	1,416,537	53,286,096	6,091,109	0.1
ION Media Networks, Inc.
Common Stock	3/12/10-12/20/10	2,267	3,435	985,125	0.0	‡
Majestic Star Casino LLC
Membership Units Common Stock	12/1/11	446,020	892,040	200,709	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	717,799	6,079,758	8,728,436	0.1
Neenah Foundry Co.
Term Loan Loan Assignment 6.75%, due 4/26/17	5/10/13	$15,230,378	14,930,073	15,078,074	0.2
Sterling Entertainment Enterprises LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$35,000,000	35,000,000	36,312,500	0.5
Upstate New York Power Producers, Inc.
Common Stock	5/11/99-2/28/11	51,473	875,042	2,316,285	0.0	‡
Upstate New York Power Producers, Inc. (PIK)
Convertible Bond 20.00%, due 6/15/17	12/15/13-12/15/14	$4,008,403	4,306,549	4,369,159	0.0	‡
Total			$118,466,743	$81,443,897	0.9%

‡ Less than one-tenth of a percent.

MainStay Income Builder Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 42.7%†
	Asset-Backed Securities 0.5%
	Home Equity 0.5%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)		$45,534	$46,061
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.247%, due 10/25/36 (b)		280,359	258,105
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)		162,661	165,625
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)		28,845	29,264
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.257%, due 5/25/37 (b)		588,733	420,568
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.54%, due 2/25/34 (a)		485,496	505,525
	Equity One Mortgage Pass-Through Trust
	Series 2003-4, Class AF6 5.146%, due 10/25/34 (a)		128,337	130,253
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)		306,742	305,877
	GSAA Home Equity Trust Series 2006-14, Class A1 0.237%, due 9/25/36 (b)		5,927,603	3,144,463
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.287%, due 4/25/37 (b)		75,294	73,934
	JP Morgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.287%, due 3/25/47 (b)		564,384	347,265
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.237%, due 11/25/36 (b)		755,140	359,055
	RAMP Trust
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (b)		22,186	22,246
	Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (a)		45,203	46,605
	RASC Trust Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (b)		39,625	40,359
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.33%, due 6/25/33 (a)		96,707	99,625
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.297%, due 1/25/37 (b)		1,187,955	823,818
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.297%, due 9/25/37 (b)		784,472	365,867
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)		90,611	93,112
				7,277,627
	Student Loans 0.0%‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.602%, due 5/25/29 (b)		639,955	618,530

	Total Asset-Backed Securities (Cost $8,936,749)			7,896,157

	Convertible Bonds 0.2%
	Leisure Time 0.2%
	Jarden Corp. 1.125%, due 3/15/34		2,650,000	3,290,969

	Transportation 0.0%‡
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		760,000	607,050

	Total Convertible Bonds (Cost $3,481,935)			3,898,019

	Corporate Bonds 39.4%
	Advertising 0.0%‡
	Lamar Media Corp. 5.375%, due 1/15/24		625,000	637,500

	Aerospace & Defense 0.7%
	KLX, Inc. 5.875%, due 12/1/22 (c)		3,485,000	3,502,425
	Spirit AeroSystems, Inc. 6.75%, due 12/15/20		1,000,000	1,045,000
	TransDigm, Inc.
	6.00%, due 7/15/22		1,100,000	1,097,250
	7.50%, due 7/15/21		1,600,000	1,713,600
	Triumph Group, Inc. 4.875%, due 4/1/21		3,875,000	3,836,250
				11,194,525
	Agriculture 0.0%‡
¤	Reynolds American, Inc. 8.125%, due 6/23/19 (c)		255,000	303,654

	Airlines 0.7%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (c)		3,700,000	3,616,750
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21		1,667,706	1,901,185
	Series 2003-ERJ1 7.875%, due 1/2/20		800,112	837,117
	U.S. Airways Group, Inc.
	Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26		2,116,480	2,359,875
	Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24		1,112,647	1,240,602
	UAL 2009-1 Pass-Through Trust 10.40%, due 5/1/18		417,365	451,506
				10,407,035
	Auto Manufacturers 0.8%
	FCA U.S. LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21		2,100,000	2,275,875
	Ford Motor Co.
	6.625%, due 10/1/28		1,500,000	1,823,249
	7.45%, due 7/16/31		450,000	574,796
	8.90%, due 1/15/32		215,000	295,456
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		350,000	394,497
	General Motors Financial Co., Inc.
	3.20%, due 7/13/20		1,800,000	1,779,298
	3.25%, due 5/15/18		325,000	329,217
	3.45%, due 4/10/22		3,800,000	3,661,072
	Navistar International Corp. 8.25%, due 11/1/21		2,425,000	2,290,146
				13,423,606
	Auto Parts & Equipment 1.1%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (c)		2,200,000	2,252,734
	Dana Holding Corp. 5.375%, due 9/15/21		3,780,000	3,855,600
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21		625,000	661,719
	8.25%, due 8/15/20		3,030,000	3,166,350
	MPG Holdco I, Inc. 7.375%, due 10/15/22		3,655,000	3,883,620
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (c)		3,345,000	3,269,737
				17,089,760
	Banks 4.0%
	AgriBank FCB 9.125%, due 7/15/19		300,000	373,093
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (c)		2,260,000	2,271,300
	Bank of America Corp.
	5.125%, due 12/29/49 (b)		965,000	946,906
	5.42%, due 3/15/17		135,000	142,588
	5.625%, due 7/1/20		645,000	726,214
	6.11%, due 1/29/37		980,000	1,122,329
	7.625%, due 6/1/19		1,015,000	1,203,836
	8.00%, due 7/29/49 (b)		1,500,000	1,587,000
	8.57%, due 11/15/24		485,000	635,492
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)		1,985,000	2,229,155
	Capital One Financial Corp. 5.55%, due 12/29/49 (b)		4,595,000	4,600,514
	CIT Group, Inc.
	3.875%, due 2/19/19		1,740,000	1,748,700
	4.25%, due 8/15/17		650,000	664,625
	5.00%, due 8/15/22		1,175,000	1,194,094
	6.625%, due 4/1/18 (c)		750,000	808,125
	Citigroup, Inc.
	4.05%, due 7/30/22		105,000	107,873
	6.30%, due 12/29/49 (b)		2,820,000	2,763,600
	6.875%, due 6/1/25		1,715,000	2,140,094
	Discover Bank 8.70%, due 11/18/19		1,064,000	1,275,920
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		3,045,000	3,073,477
	6.75%, due 10/1/37		2,670,000	3,195,176
	HSBC Holdings PLC 6.375%, due 12/29/49 (b)		3,000,000	3,018,750
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (b)		3,005,000	3,023,781
	7.90%, due 4/29/49 (b)		3,300,000	3,481,500
	Mellon Capital III 6.369%, due 9/5/66 (b)	GBP	1,950,000	3,124,577
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (c)		$2,250,000	2,345,508
	Morgan Stanley
	4.875%, due 11/1/22		1,125,000	1,193,211
	5.00%, due 11/24/25		2,535,000	2,678,565
	5.45%, due 7/29/49 (b)		2,825,000	2,808,050
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		800,000	808,388
	6.125%, due 12/15/22		1,530,000	1,642,339
	Santander Holdings USA, Inc. 2.65%, due 4/17/20		3,875,000	3,817,200
	Wells Fargo & Co. 5.90%, due 12/29/49 (b)		3,750,000	3,771,375
				64,523,355
	Beverages 0.2%
	Constellation Brands, Inc. 4.25%, due 5/1/23		2,100,000	2,100,000
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (c)		1,350,000	1,455,108
				3,555,108
	Building Materials 1.3%
	Building Materials Corporation of America 5.375%, due 11/15/24 (c)		2,940,000	2,947,056
	Cemex S.A.B. de C.V. 7.25%, due 1/15/21 (c)		2,700,000	2,875,500
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,420,000	4,433,371
	Masonite International Corp. 5.625%, due 3/15/23 (c)		3,725,000	3,836,750
	USG Corp.
	6.30%, due 11/15/16		4,695,000	4,899,232
	9.75%, due 1/15/18		1,330,000	1,512,875
				20,504,784
	Chemicals 0.6%
	Ashland, Inc. 4.75%, due 8/15/22		1,890,000	1,906,537
	Dow Chemical Co. (The)
	4.125%, due 11/15/21		1,605,000	1,687,863
	8.55%, due 5/15/19		225,000	273,593
	Hexion, Inc. 6.625%, due 4/15/20		870,000	797,138
	Huntsman International LLC 8.625%, due 3/15/21		1,169,000	1,225,697
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20		1,525,000	1,585,954
	WR Grace & Co. 5.125%, due 10/1/21 (c)		1,885,000	1,903,850
				9,380,632
	Coal 0.0%‡
	Alpha Natural Resources, Inc. 7.50%, due 8/1/20 (c)		640,000	35,063

	Commercial Services 0.9%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (c)		3,000,000	2,985,000
	5.50%, due 4/1/23		725,000	728,625
	Hertz Corp. (The)
	5.875%, due 10/15/20		450,000	457,875
	7.375%, due 1/15/21		2,700,000	2,814,750
	Service Corporation International 5.375%, due 1/15/22		3,600,000	3,789,000
	United Rentals North America, Inc.
	4.625%, due 7/15/23		1,350,000	1,331,437
	5.75%, due 11/15/24		1,600,000	1,564,000
	6.125%, due 6/15/23		710,000	731,300
				14,401,987
	Computers 0.6%
	International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,659,934
	NCR Corp. 5.00%, due 7/15/22		3,530,000	3,503,525
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19		2,625,000	2,713,043
	7.375%, due 11/15/18		344,000	355,008
	7.625%, due 11/15/20		200,000	209,750
				9,441,260
	Cosmetics & Personal Care 0.1%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)		1,850,000	1,965,625

	Diversified Financial Services 0.3%
	Alterra Finance LLC 6.25%, due 9/30/20		200,000	229,093
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (b)	EUR	2,240,000	2,609,359
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (b)	GBP	760,000	1,246,197
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (c)		$940,000	941,057
				5,025,706
	Electric 0.8%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (c)		2,200,000	2,203,036
	Calpine Corp. 5.75%, due 1/15/25		3,340,000	3,256,500
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (c)		3,405,000	3,546,093
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)		1,130,000	1,245,734
	Puget Energy, Inc. 5.625%, due 7/15/22		815,000	913,454
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (b)		1,554,717	1,383,698
				12,548,515
	Engineering & Construction 0.1%
	MasTec, Inc. 4.875%, due 3/15/23		1,760,000	1,535,600

	Entertainment 0.4%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		1,935,000	2,039,007
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22		3,500,000	3,920,000
	Scientific Games International, Inc. 7.00%, due 1/1/22 (c)		325,000	336,781
				6,295,788
	Finance - Auto Loans 0.3%
	Ally Financial, Inc.
	3.50%, due 1/27/19		3,250,000	3,237,813
	8.00%, due 11/1/31		770,000	920,150
				4,157,963
	Finance - Consumer Loans 0.8%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)		2,400,000	2,403,600
	Navient Corp. 8.00%, due 3/25/20		2,700,000	2,808,000
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (c)		3,305,000	3,445,462
	Springleaf Finance Corp.
	5.25%, due 12/15/19		700,000	706,090
	6.00%, due 6/1/20		775,000	792,438
	7.75%, due 10/1/21		1,765,000	1,945,912
				12,101,502
	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (b)		1,600,000	1,646,000
	Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,462,520
				3,108,520
	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		722,000	736,548
	6.45%, due 6/8/27		1,000,000	1,097,019
				1,833,567
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16		1,200,000	1,243,640

	Finance - Other Services 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,195,000	1,236,825
	6.00%, due 8/1/20		2,110,000	2,220,775
				3,457,600
	Food 1.1%
	Cosan Luxembourg S.A. 5.00%, due 3/14/23 (c)		2,450,000	2,137,625
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)		1,640,000	1,720,360
	Kerry Group Financial Services 3.20%, due 4/9/23 (c)		2,899,000	2,821,084
	Kraft Heinz Foods Co. 4.875%, due 2/15/25 (c)		2,123,000	2,274,264
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (c)		2,530,000	2,586,925
	Smithfield Foods, Inc.
	6.625%, due 8/15/22		575,000	614,646
	7.75%, due 7/1/17		925,000	1,016,344
	Tyson Foods, Inc. 3.95%, due 8/15/24		4,235,000	4,279,912
				17,451,160
	Food Services 0.2%
	Aramark Services, Inc. 5.75%, due 3/15/20		2,500,000	2,612,500

	Hand & Machine Tools 0.2%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (c)		2,950,000	3,045,875

	Health Care - Products 0.9%
	Alere, Inc. 7.25%, due 7/1/18		3,300,000	3,461,700
	Boston Scientific Corp. 2.85%, due 5/15/20		3,740,000	3,726,824
	Hologic, Inc. 5.25%, due 7/15/22 (c)		3,545,000	3,660,213
	Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, due 11/1/18		1,300,000	1,382,875
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		1,125,000	1,086,328
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (c)		1,120,000	1,167,600
				14,485,540
	Health Care - Services 1.3%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		3,750,000	3,890,625
	Cigna Corp. 4.375%, due 12/15/20		270,000	288,706
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (c)		1,985,000	2,143,800
	HCA, Inc. 5.00%, due 3/15/24		3,750,000	3,904,687
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (c)		3,880,000	4,015,800
	Tenet Healthcare Corp.
	3.786%, due 6/15/20 (b)(c)		2,950,000	3,034,813
	6.00%, due 10/1/20		2,750,000	2,990,625
				20,269,056
	Home Builders 1.5%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		885,000	880,575
	7.25%, due 2/1/23		1,185,000	1,140,562
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (c)		5,435,000	5,489,350
	Lennar Corp.
	4.50%, due 6/15/19		2,400,000	2,478,000
	4.50%, due 11/15/19		750,000	775,313
	MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,887,500
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (c)		3,320,000	3,369,800
	Standard Pacific Corp. 8.375%, due 5/15/18		2,000,000	2,285,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		1,340,000	1,440,982
	TRI Pointe Holdings, Inc.
	4.375%, due 6/15/19		1,000,000	990,000
	5.875%, due 6/15/24		2,935,000	2,890,975
				24,628,057
	Household Products & Wares 0.1%
	Spectrum Brands, Inc. 5.75%, due 7/15/25 (c)		1,165,000	1,199,717

	Insurance 2.6%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)		3,790,000	4,254,275
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)		1,660,000	1,716,025
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		1,910,000	1,695,125
	6.15%, due 11/15/66 (b)		1,320,000	785,400
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		4,100,000	4,919,926
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (c)		250,000	257,773
	6.50%, due 3/15/35 (c)		220,000	253,388
	7.80%, due 3/7/87 (c)		1,760,000	2,085,600
	10.75%, due 6/15/88 (b)(c)		750,000	1,140,000
	Oil Insurance, Ltd. 3.264%, due 12/29/49 (b)(c)		1,320,000	1,135,200
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)		2,575,000	3,224,181
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)		3,700,000	3,857,250
	Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,252,355
	Provident Cos., Inc. 7.25%, due 3/15/28		2,115,000	2,611,435
	Prudential Financial, Inc. 5.625%, due 6/15/43 (b)		1,760,000	1,827,848
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(c)		1,350,000	1,385,100
	Validus Holdings, Ltd. 8.875%, due 1/26/40		1,690,000	2,203,691
	Voya Financial, Inc. 5.50%, due 7/15/22		1,860,000	2,106,723
	XLIT, Ltd.
	4.45%, due 3/31/25		2,615,000	2,602,017
	6.50%, due 10/29/49 (b)		2,120,000	1,796,700
				42,110,012
	Internet 0.2%
	Alibaba Group Holding, Ltd. 3.125%, due 11/28/21 (c)		3,225,000	3,167,808

	Investment Company 0.2%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)		2,300,000	2,517,585

	Iron & Steel 0.7%
	AK Steel Corp.
	7.625%, due 10/1/21		2,710,000	1,910,550
	8.75%, due 12/1/18		1,900,000	1,928,500
	ArcelorMittal
	7.00%, due 2/25/22		1,500,000	1,537,500
	7.75%, due 10/15/39		2,300,000	2,219,500
	Cliffs Natural Resources, Inc.
	5.90%, due 3/15/20		1,085,000	368,900
	5.95%, due 1/15/18		745,000	398,575
	United States Steel Corp. 7.375%, due 4/1/20		2,250,000	2,182,500
	Vale Overseas, Ltd. 6.875%, due 11/21/36		1,380,000	1,287,126
				11,833,151
	Lodging 1.0%
	MGM Resorts International
	6.75%, due 10/1/20		8,531,000	9,128,170
	8.625%, due 2/1/19		80,000	90,200
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		265,000	295,994
	7.15%, due 12/1/19		1,900,000	2,201,819
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	4.25%, due 5/30/23 (c)		1,850,000	1,699,687
	5.50%, due 3/1/25 (c)		1,905,000	1,833,562
				15,249,432
	Machinery - Construction & Mining 0.2%
	Terex Corp.
	6.00%, due 5/15/21		725,000	727,719
	6.50%, due 4/1/20		2,400,000	2,478,000
				3,205,719
	Machinery - Diversified 0.2%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (c)		3,210,000	3,514,950

	Media 1.0%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24		1,555,000	1,583,184
	CCO Safari II LLC 4.464%, due 7/23/22 (c)		3,890,000	3,911,006
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22		3,150,000	3,283,875
	DISH DBS Corp.
	5.875%, due 7/15/22		2,050,000	2,039,750
	7.125%, due 2/1/16		1,400,000	1,433,250
	iHeartCommunications, Inc. 9.00%, due 3/1/21		3,070,000	2,778,350
	NBC Universal Media LLC 5.15%, due 4/30/20		160,000	179,785
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		800,000	995,908
	Time Warner, Inc. 7.70%, due 5/1/32		300,000	398,874
				16,603,982
	Mining 0.4%
	Aleris International, Inc. 7.875%, due 11/1/20		2,800,000	2,835,280
	Anglo American Capital PLC 9.375%, due 4/8/19 (c)		250,000	296,419
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		1,300,000	1,604,373
	Vedanta Resources PLC
	7.125%, due 5/31/23 (c)		1,625,000	1,430,000
	8.25%, due 6/7/21 (c)		540,000	508,950
				6,675,022
	Miscellaneous - Manufacturing 0.7%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)		3,785,000	3,775,537
	Bombardier, Inc. 6.00%, due 10/15/22 (c)		1,565,000	1,273,519
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (c)		3,180,000	2,822,250
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (c)		300,000	360,528
	Textron Financial Corp. 6.00%, due 2/15/67 (b)(c)		3,540,000	2,867,400
				11,099,234
	Oil & Gas 2.3%
	Berry Petroleum Co. LLC 6.375%, due 9/15/22		1,490,000	998,300
	BP Capital Markets PLC 3.20%, due 3/11/16		3,600,000	3,652,704
	California Resources Corp. 5.00%, due 1/15/20		1,680,000	1,440,600
	CHC Helicopter S.A. 9.25%, due 10/15/20		2,871,000	1,837,440
	Chesapeake Energy Corp. 6.625%, due 8/15/20		3,750,000	3,356,250
	Cimarex Energy Co. 4.375%, due 6/1/24		1,965,000	1,901,138
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (c)		1,980,000	1,940,400
	Denbury Resources, Inc. 6.375%, due 8/15/21		2,550,000	2,142,000
	Eni S.p.A. 4.15%, due 10/1/20 (c)		1,825,000	1,925,663
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		1,075,000	1,109,938
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20		5,350,000	3,290,250
	Petrobras Global Finance B.V. 4.375%, due 5/20/23		2,610,000	2,189,633
	Precision Drilling Corp.
	6.50%, due 12/15/21		1,485,000	1,407,038
	6.625%, due 11/15/20		635,000	615,950
	SM Energy Co.
	5.00%, due 1/15/24		1,970,000	1,802,550
	6.125%, due 11/15/22		2,240,000	2,206,400
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (c)		2,000,000	2,035,000
	6.375%, due 4/1/23 (c)		2,075,000	2,132,062
	Swift Energy Co. 7.875%, due 3/1/22		1,875,000	468,750
				36,452,066
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.75%, due 2/15/19		2,520,000	1,883,700
	PHI, Inc. 5.25%, due 3/15/19		2,005,000	1,819,538
				3,703,238
	Packaging & Containers 1.2%
	Ball Corp. 5.00%, due 3/15/22		3,700,000	3,790,413
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,400,000	1,358,000
	Crown European Holdings S.A. 4.00%, due 7/15/22 (c)	EUR	2,150,000	2,443,882
	Kloeckner Pentaplast of America, Inc. 7.125%, due 11/1/20 (c)		$1,045,000	1,167,871
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (c)		3,890,000	3,890,000
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20		2,000,000	2,070,000
	9.875%, due 8/15/19		1,110,000	1,167,582
	Sealed Air Corp.
	4.875%, due 12/1/22 (c)		475,000	476,781
	5.50%, due 9/15/25 (c)		1,900,000	1,940,375
				18,304,904
	Pharmaceuticals 0.7%
	Actavis Funding SCS 3.45%, due 3/15/22		4,050,000	3,983,940
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 2/1/25 (c)		3,798,000	3,911,940
	Valeant Pharmaceuticals International, Inc.
	5.50%, due 3/1/23 (c)		1,675,000	1,712,687
	5.875%, due 5/15/23 (c)		325,000	337,968
	7.50%, due 7/15/21 (c)		1,500,000	1,627,500
				11,574,035
	Pipelines 2.8%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20 (c)		3,260,000	3,275,299
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23 (c)		3,055,000	3,070,275
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24		2,000,000	2,035,000
	Energy Transfer Partners, L.P. 7.60%, due 2/1/24		650,000	755,245
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (c)		3,210,000	3,310,312
¤	Kinder Morgan, Inc. 7.75%, due 1/15/32		2,950,000	3,354,985
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	4.875%, due 6/1/25		100,000	97,250
	5.50%, due 2/15/23		1,975,000	2,024,375
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		3,050,000	2,817,657
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.50%, due 4/15/23		775,000	776,938
	5.75%, due 9/1/20		1,470,000	1,599,434
	5.875%, due 3/1/22		1,350,000	1,429,858
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,831,595
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23		2,165,000	2,002,625
	5.25%, due 5/1/23		4,240,000	4,187,000
	6.625%, due 10/1/20 (c)		2,650,000	2,769,250
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (c)		1,845,000	1,909,575
	5.875%, due 10/1/20		1,725,000	1,776,750
	Williams Cos., Inc. (The)
	3.70%, due 1/15/23		1,900,000	1,714,822
	4.55%, due 6/24/24		1,070,000	1,012,729
	Williams Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23		2,745,000	2,688,247
				44,439,221
	Real Estate Investment Trusts 0.5%
	GEO Group, Inc. (The) 5.875%, due 1/15/22		4,000,000	4,180,000
	Health Care REIT, Inc. 4.70%, due 9/15/17		290,000	307,048
	Iron Mountain, Inc. 5.75%, due 8/15/24		3,300,000	3,324,750
				7,811,798
	Retail 1.5%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20		1,140,000	1,194,150
	7.00%, due 5/20/22		1,400,000	1,489,040
	Brinker International, Inc. 2.60%, due 5/15/18		1,885,000	1,886,870
	CVS Pass-Through Trust 5.789%, due 1/10/26 (c)(d)		214,476	238,340
	Dollar Tree, Inc. 5.75%, due 3/1/23 (c)		3,550,000	3,745,250
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,750,000	1,803,676
	QVC, Inc. 4.85%, due 4/1/24		2,500,000	2,504,103
	Signet UK Finance PLC 4.70%, due 6/15/24		3,200,000	3,269,405
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		2,465,000	2,452,675
	Tiffany & Co. 3.80%, due 10/1/24		4,715,000	4,631,276
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23		314,000	394,201
				23,608,986
	Semiconductors 0.7%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)		400,000	406,250
	6.00%, due 1/15/22 (c)		3,200,000	3,344,000
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (c)		4,350,000	4,306,500
	Sensata Technologies B.V. 5.00%, due 10/1/25 (c)		2,990,000	2,930,200
				10,986,950
	Software 0.2%
	First Data Corp.
	7.375%, due 6/15/19 (c)		1,018,000	1,061,876
	8.875%, due 8/15/20 (c)		1,635,000	1,712,662
				2,774,538
	Telecommunications 2.1%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17		2,140,000	2,152,645
¤	CenturyLink, Inc. 5.80%, due 3/15/22		4,000,000	3,885,000
	Comcel Trust 6.875%, due 2/6/24 (c)		1,700,000	1,802,510
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (c)		850,000	839,375
	CommScope, Inc. 5.00%, due 6/15/21 (c)		3,090,000	3,051,375
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		990,000	1,086,401
	7.625%, due 6/15/21		1,200,000	1,327,500
	Inmarsat Finance PLC 4.875%, due 5/15/22 (c)		2,680,000	2,633,100
	Intelsat Luxembourg S.A. 8.125%, due 6/1/23		3,200,000	2,544,000
	Sprint Communications, Inc. 6.00%, due 11/15/22		1,900,000	1,669,150
	Sprint Corp. 7.25%, due 9/15/21		1,300,000	1,243,125
	T-Mobile USA, Inc. 6.125%, due 1/15/22		3,515,000	3,673,175
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		315,000	362,250
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		2,552,000	2,699,981
	5.462%, due 2/16/21		395,000	440,377
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (c)		2,050,000	1,983,375
¤	Verizon Communications, Inc. 5.15%, due 9/15/23		2,325,000	2,558,939
				33,952,278
	Transportation 0.4%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)		375,000	386,250
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		215,000	170,388
	5.875%, due 4/1/20		1,700,000	1,436,500
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (c)		1,750,000	1,172,500
	XPO Logistics, Inc. 6.50%, due 6/15/22 (c)		3,950,000	3,885,812
				7,051,450
	Total Corporate Bonds (Cost $634,738,022)			628,500,559

	Foreign Bonds 0.2%
	Banks 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	1,186,000	2,418,062

	Packaging & Containers 0.1%
	Rexam PLC 6.75%, due 6/29/67 (b)	EUR	1,250,000	1,398,554

	Total Foreign Bonds (Cost $3,680,997)			3,816,616

	Loan Assignments 1.2% (e)
	Airlines 0.1%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19		$1,960,000	1,955,451

	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		1,757,799	1,762,193

	Commercial Services 0.1%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/14/21		1,815,068	1,813,557

	Entertainment 0.2%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		2,462,500	2,470,707
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20		725,446	703,683
				3,174,390
	Health Care - Products 0.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		2,321,550	2,304,429

	Household Products & Wares 0.2%
	Prestige Brands, Inc. Term Loan B3 3.509%, due 9/3/21		3,465,502	3,467,234

	Media 0.2%
	Clear Channel Communications, Inc. Term Loan D 6.94%, due 1/30/19		1,966,831	1,803,339
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23		1,009,982	1,006,194
				2,809,533
	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.50%, due 8/5/20		1,393,344	1,394,091

	Total Loan Assignments (Cost $18,723,622)			18,680,878

	Mortgage-Backed Securities 0.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.782%, due 4/10/49 (f)		400,000	417,476
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.421%, due 12/25/36 (b)(c)		193,130	174,665
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.705%, due 6/11/40 (f)		400,000	423,101
	CD Commercial Mortgage Trust Series 2005-CD1, Class AM 5.337%, due 7/15/44 (f)		1,000,000	1,002,251
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.349%, due 12/10/49 (f)		183,168	196,359
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)		860,000	967,723
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class A3 6.136%, due 2/15/51 (f)		26,560	26,585
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38		500,000	519,070
	Morgan Stanley Capital I Trust
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (b)		165,700	168,289
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (b)		500,000	516,227
	Timberstar Trust 1 Series 2006-1A, Class A 5.668%, due 10/15/36 (c)		280,000	292,067
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48		500,000	521,011
				5,224,824
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.73%, due 2/25/42 (b)(c)(d)(g)		525,651	449,432
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 1.974%, due 11/25/36 (f)		566,915	501,077
				950,509
	Total Mortgage-Backed Securities (Cost $5,781,829)			6,175,333

	U.S. Government & Federal Agencies 0.8%
	Federal Home Loan Bank 0.3%
	1.125%, due 9/28/16		3,705,000	3,709,364

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0%‡
	6.50%, due 11/1/16		3,193	3,252
	6.50%, due 2/1/27		100	115
	6.50%, due 5/1/29		28,743	32,842
	6.50%, due 6/1/29		9,269	10,591
	6.50%, due 7/1/29		45,762	52,326
	6.50%, due 8/1/29		10,060	11,495
	6.50%, due 9/1/29		969	1,107
	6.50%, due 6/1/32		3,687	4,212
	6.50%, due 1/1/37		3,725	4,336
	7.00%, due 3/1/26		168	172
	7.00%, due 9/1/26		6,385	7,114
	7.00%, due 7/1/32		16,774	19,915
	7.50%, due 1/1/16		81	82
	7.50%, due 5/1/32		8,365	9,641
				157,200
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20		2,432	2,553
	4.50%, due 3/1/21		5,393	5,626
	6.00%, due 4/1/19		914	1,036
	7.00%, due 10/1/37		998	1,167
	7.00%, due 11/1/37		21,303	26,225
	7.50%, due 10/1/15		284	284
				36,891
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37		4,318	4,800
	5.50%, due 9/15/35		11,002	12,372
	6.50%, due 4/15/29		23	27
	6.50%, due 8/15/29		20	22
	6.50%, due 10/15/31		3,508	4,080
	7.00%, due 12/15/25		3,821	3,883
	7.00%, due 11/15/27		11,351	12,743
	7.00%, due 12/15/27		53,196	60,191
	7.00%, due 6/15/28		4,198	4,330
	7.50%, due 6/15/26		418	470
	7.50%, due 10/15/30		25,766	29,348
	8.00%, due 9/15/26		131	133
	8.00%, due 10/15/26		7,300	8,191
	8.50%, due 11/15/26		20,568	21,014
				161,604
	United States Treasury Bonds 0.4%
	2.875%, due 5/15/43		5,830,000	5,759,405
	4.375%, due 5/15/40		415,000	527,374
				6,286,779
	United States Treasury Notes 0.1%
	0.25%, due 12/15/15		1,435,000	1,435,561
	1.375%, due 6/30/18		95,000	96,098
				1,531,659
	Total U.S. Government & Federal Agencies (Cost $11,000,610)			11,883,497
	Total Long-Term Bonds (Cost $686,343,764)			680,851,059

			Shares
	Common Stocks 48.4%
	Aerospace & Defense 1.2%
	BAE Systems PLC		1,313,120	9,847,149
	Lockheed Martin Corp.		44,000	9,112,400
				18,959,549
	Agriculture 4.5%
¤	Altria Group, Inc.		281,968	15,333,420
	British American Tobacco PLC		175,667	10,427,303
¤	Imperial Tobacco Group PLC		273,000	14,346,027
¤	Philip Morris International, Inc.		164,658	14,083,199
¤	Reynolds American, Inc.		208,832	17,915,697
				72,105,646
	Auto Manufacturers 0.5%
	Daimler A.G. Registered		84,630	7,564,789

	Banks 1.6%
	Commonwealth Bank of Australia		88,740	5,679,534
	Svenska Handelsbanken AB Class A		515,820	7,892,687
	Wells Fargo & Co.		121,310	7,020,210
	Westpac Banking Corp.		203,946	5,196,730
				25,789,161
	Beverages 0.6%
	Coca-Cola Co. (The)		103,650	4,257,942
	PepsiCo., Inc.		48,660	4,688,391
				8,946,333
	Chemicals 1.9%
	BASF S.E.		94,984	8,194,040
	Dow Chemical Co. (The)		144,290	6,790,288
	Potash Corporation of Saskatchewan, Inc.		378,035	10,274,991
	Yara International ASA		115,850	5,766,652
				31,025,971
	Commercial Services 0.7%
	Automatic Data Processing, Inc.		56,670	4,520,566
	R.R. Donnelley & Sons Co.		359,028	6,300,941
				10,821,507
	Computers 0.5%
	Seagate Technology PLC		152,640	7,723,584

	Cosmetics & Personal Care 0.3%
	Procter & Gamble Co. (The)		59,700	4,578,990

	Electric 6.5%
	Ameren Corp.		289,610	11,897,179
	Duke Energy Corp.		163,303	12,120,349
	Electricite de France S.A.		363,940	8,669,435
	Entergy Corp.		142,385	10,112,183
	PPL Corp.		343,950	10,941,049
	Southern Co. (The)		125,645	5,620,101
	SSE PLC		466,695	11,041,542
	TECO Energy, Inc.		494,255	10,932,920
	Terna Rete Elettrica Nazionale S.p.A.		2,367,940	11,042,111
	WEC Energy Group, Inc.		214,451	10,508,099
				102,884,968
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.		102,970	5,328,697

	Engineering & Construction 0.5%
	Vinci S.A.		129,375	8,297,832

	Entertainment 0.4%
	Regal Entertainment Group Class A		276,600	5,697,960

	Environmental Controls 0.3%
	Waste Management, Inc.		93,960	4,804,175

	Finance - Other Services 0.7%
	CME Group, Inc.		62,640	6,015,946
	Singapore Exchange, Ltd.		803,486	4,667,991
				10,683,937
	Food 1.0%
	Nestle S.A. Registered		58,675	4,444,799
	Orkla ASA		765,550	6,110,567
	Unilever PLC		129,980	5,900,727
				16,456,093
	Gas 1.2%
	Gas Natural SDG S.A.		257,310	5,591,060
¤	National Grid PLC		1,076,170	14,337,214
				19,928,274
	Health Care - Services 0.3%
	Sonic Healthcare, Ltd.		282,640	4,270,332

	Household Products & Wares 0.5%
	Kimberly-Clark Corp.		64,315	7,394,296

	Insurance 2.4%
	Allianz S.E. Registered		35,980	5,891,695
	Arthur J. Gallagher & Co.		90,000	4,268,700
	AXA S.A.		226,790	5,977,734
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered		64,400	11,832,684
	SCOR S.E.		256,610	9,841,227
				37,812,040
	Investment Management/Advisory Services 0.3%
	Aberdeen Asset Management PLC		843,680	4,795,822

	Media 1.2%
	ION Media Networks, Inc. (d)(g)(h)(i)		12	5,215
	Pearson PLC		338,960	6,367,926
	Shaw Communications, Inc. Class B		266,580	5,656,302
	Vivendi S.A.		286,303	7,525,941
				19,555,384
	Mining 0.6%
	BHP Billiton, Ltd.		234,940	4,542,241
	Rio Tinto PLC		136,970	5,318,607
				9,860,848
	Miscellaneous - Manufacturing 0.4%
	Siemens A.G.		52,340	5,601,089

	Oil & Gas 3.1%
	ConocoPhillips		126,260	6,355,928
	Exxon Mobil Corp.		56,570	4,480,910
	Occidental Petroleum Corp.		100,010	7,020,702
	Royal Dutch Shell PLC, Sponsored ADR		199,885	11,489,390
	Statoil ASA		533,750	9,030,385
	Total S.A.		228,748	11,323,860
				49,701,175
	Oil & Gas Services 0.3%
	Amec Foster Wheeler PLC		361,250	4,626,000

	Pharmaceuticals 2.7%
	AstraZeneca PLC, Sponsored ADR		321,940	10,878,353
	GlaxoSmithKline PLC		526,270	11,473,026
	Merck & Co., Inc.		100,339	5,915,987
	Pfizer, Inc.		139,950	5,046,597
	Roche Holding A.G.		19,345	5,587,488
	Sanofi		45,955	4,944,556
				43,846,007
	Pipelines 1.6%
	Enterprise Products Partners, L.P.		305,300	8,649,149
¤	Kinder Morgan, Inc.		341,835	11,841,165
	Targa Resources Partners, L.P.		124,330	4,654,915
				25,145,229
	Real Estate Investment Trusts 2.5%
	Corrections Corporation of America		272,645	9,588,925
	Health Care REIT, Inc.		189,310	13,132,435
	Iron Mountain, Inc.		250,640	7,531,732
	Unibail-Rodamco S.E.		37,460	9,968,335
				40,221,427
	Retail 0.5%
	McDonald's Corp.		82,082	8,196,708

	Savings & Loans 0.3%
	People's United Financial, Inc.		341,620	5,558,157

	Semiconductors 1.0%
	KLA-Tencor Corp.		83,195	4,413,495
	Microchip Technology, Inc.		118,660	5,083,394
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR		267,940	5,924,154
				15,421,043
	Software 0.3%
	Microsoft Corp.		92,188	4,305,180

	Telecommunications 7.4%
¤	AT&T, Inc.		420,587	14,611,192
	BCE, Inc.		325,310	13,389,485
¤	CenturyLink, Inc.		357,931	10,236,827
	Deutsche Telekom A.G. Registered		343,408	6,204,085
	Rogers Communications, Inc. Class B		340,340	11,934,084
	Singapore Telecommunications, Ltd.		1,887,699	5,614,179
	Swisscom A.G. Registered		23,350	13,580,358
	Telstra Corp., Ltd.		2,323,620	11,022,938
	TELUS Corp.		130,356	4,450,354
¤	Verizon Communications, Inc.		266,959	12,491,012
¤	Vodafone Group PLC		4,013,338	15,157,786
				118,692,300
	Transportation 0.3%
	Deutsche Post A.G. Registered		143,810	4,346,493

	Total Common Stocks (Cost $725,783,913)			770,946,996

			Principal Amount
	Short-Term Investment 6.7%
	Repurchase Agreement 6.7%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $106,730,889 (Collateralized by Federal Home Loan Mortgage Corp. securities with rates between 1.96% and 2.00% and maturity dates between 11/7/22 and 1/30/23, with a Principal Amount of $113,445,000 and a Market Value of $108,869,906)		$106,730,889	106,730,889
	Total Short-Term Investment (Cost $106,730,889)			106,730,889
	Total Investments (Cost $1,518,858,566) (j)		97.8%	1,558,528,944
	Other Assets, Less Liabilities		2.2	35,975,540
	Net Assets		100.0%	$1,594,504,484

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of July 31, 2015.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of these securities was $692,987, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2015.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2015.
(g)	Illiquid security - As of July 31, 2015, the total market value of these securities was $454,647, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Non-income producing security.
(i)	Restricted security.
(j)	As of July 31, 2015, cost was $1,517,959,988 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$96,194,091
Gross unrealized depreciation	(55,625,135)
Net unrealized appreciation	$40,568,956

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(1,526)	September 2015	$(334,289,375)	$(544,490)
Euro Stoxx 50	2,030	September 2015	80,215,565	3,845,647
Nikkei 225	550	September 2015	45,709,444	697,486
Standard & Poor’s 500 Index Mini	1,670	September 2015	175,216,400	1,146,005
			$(33,147,966)	$5,144,648

1. As of July 31, 2015, cash in the amount of $16,698,816 was on deposit with brokers for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

As of July 31, 2015, the Fund held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Canadian Dollar vs. U.S. Dollar	9/17/15	JPMorgan Chase Bank	CAD	22,303,000	$17,443,434	$395,086
Euro vs. U.S. Dollar	9/17/15	JPMorgan Chase Bank	EUR	85,067,000	95,173,810	1,695,367
Pound Sterling vs. U.S. Dollar	9/17/15	JPMorgan Chase Bank	GBP	40,899,000	63,419,830	(430,325)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$1,660,128

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$7,896,157	$—	$7,896,157
Convertible Bonds	—	3,898,019	—	3,898,019
Corporate Bonds (b)	—	628,262,219	238,340	628,500,559
Foreign Bonds	—	3,816,616	—	3,816,616
Loan Assignments	—	18,680,878	—	18,680,878
Mortgage-Backed Securities (c)	—	5,725,901	449,432	6,175,333
U.S. Government & Federal Agencies	—	11,883,497	—	11,883,497
Total Long-Term Bonds	—	680,163,287	687,772	680,851,059
Common Stocks (d)	770,941,781	—	5,215	770,946,996
Short-Term Investment
Repurchase Agreement	—	106,730,889	—	106,730,889
Total Investments in Securities	770,941,781	786,894,176	692,987	1,558,528,944
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	2,090,453	—	2,090,453
Futures Contracts Long (e)	5,689,138	—	—	5,689,138
Total Other Financial Instruments	5,689,138	2,090,453	—	7,779,591
Total Investments in Securities and Other Financial Instruments	$776,630,919	$788,984,629	$692,987	$1,566,308,535

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(430,325)	$—	$(430,325)
Futures Contracts Short (e)	(544,490)	—	—	(544,490)
Total Other Financial Instruments	$(544,490)	$(430,325)	$—	$(974,815)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $238,340 is held in Retail within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $449,432 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $5,215 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Long-Term Bonds
Corporate Bonds
Retail	$253,923	$(192)	$(194)	$(3,791)	$-	$(11,406)	$-	$-	$238,340	$(2,568)
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	447,084	-	-	35,552	-	(33,204)	-	-	449,432	28,911
Common Stocks
Investment Company	3	-	(2)	(1)	-	-	-	-	-	-
Media	4,539	-	-	676	-	-	-	-	5,215	676
Total	$705,549	$(192)	$(196)	$32,436	$-	$(44,610)	$-	$-	$692,987	$27,019

(a) Sales include principal reductions.

As of July 31, 2015, the Fund held the following restricted security:

Security	Date of Acquisition	Shares	Cost	7/31/15 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	12	$21	$5,215	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay International Equity Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.5% †
	Belgium 1.3%
	Fagron (Health Care Providers & Services)	90,843	$4,266,096

	Brazil 2.3%
	Cielo S.A. (IT Services)	334,032	4,266,190
	Qualicorp S.A. (Health Care Providers & Services)	554,405	3,295,066
			7,561,256
	China 5.5%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	25,803	4,455,146
	Mindray Medical International, Ltd., ADR (Health Care Equipment & Supplies)	211,833	5,780,923
	NetEase, Inc., ADR (Internet Software & Services)	57,654	7,992,574
			18,228,643
	France 3.6%
	Bureau Veritas S.A. (Professional Services)	237,902	5,558,647
	Essilor International S.A. (Health Care Equipment & Supplies)	50,884	6,516,003
			12,074,650
	Germany 11.8%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	176,349	14,395,892
¤	United Internet A.G. (Internet Software & Services)	255,061	12,615,245
¤	Wirecard A.G. (IT Services)	311,697	12,357,803
			39,368,940
	India 3.5%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	239,170	4,987,200
	Lupin, Ltd. (Pharmaceuticals)	119,164	3,155,834
	Yes Bank, Ltd. (Banks)	257,869	3,336,063
			11,479,097
	Indonesia 0.8%
	Media Nusantara Citra Tbk PT (Media)	13,193,216	1,994,465
	Tower Bersama Infrastructure Tbk PT (Wireless Telecommunication Services)	983,354	608,804
			2,603,269
	Ireland 10.1%
	Experian PLC (Professional Services)	496,323	9,308,750
¤	ICON PLC (Life Sciences Tools & Services) (a)	155,952	12,600,922
	Paddy Power PLC (Hotels, Restaurants & Leisure)	42,476	3,789,788
	Shire PLC (Pharmaceuticals)	89,780	7,963,645
			33,663,105
	Israel 4.0%
¤	Check Point Software Technologies, Ltd. (Software) (a)	163,438	13,200,887
	Strauss Group, Ltd. (Food Products) (a)	5,129	80,788
			13,281,675
	Italy 1.1%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	79,244	3,637,844

	Japan 7.6%
	CyberAgent, Inc. (Media)	116,600	5,023,956
	Start Today Co., Ltd. (Internet & Catalog Retail)	241,132	7,733,890
	Sysmex Corp. (Health Care Equipment & Supplies)	122,374	7,928,860
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	53,488	4,699,918
			25,386,624
	Panama 1.2%
	Copa Holdings S.A. Class A (Airlines)	53,108	4,011,247

	Spain 7.9%
	Almirall S.A. (Pharmaceuticals)	319,115	6,269,877
	Applus Services S.A. (Professional Services)	390,835	4,378,195
¤	Grifols S.A. (Biotechnology)	350,168	15,455,957
			26,104,029
	Sweden 5.6%
¤	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	346,418	11,199,580
	Svenska Handelsbanken AB Class A (Banks)	490,971	7,512,467
			18,712,047
	Switzerland 7.1%
	DKSH Holding A.G. (Professional Services) (a)	61,847	4,640,285
	Syngenta A.G. Registered (Chemicals)	17,393	7,163,835
	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	168,269	10,250,948
	Tecan Group A.G. (Life Sciences Tools & Services)	11,746	1,439,228
			23,494,296
	Thailand 1.0%
	Kasikornbank PCL (Banks)	678,244	3,434,999

	United Arab Emirates 0.3%
	Al Noor Hospitals Group PLC (Health Care Providers & Services)	68,948	1,008,893

	United Kingdom 12.6%
	Abcam PLC (Biotechnology)	381,869	3,488,624
	Aggreko PLC (Commercial Services & Supplies)	110,493	2,070,618
	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	542,138	8,525,567
	HomeServe PLC (Commercial Services & Supplies)	24,627	167,680
	Intertek Group PLC (Professional Services)	132,280	5,054,895
	Jardine Lloyd Thompson Group PLC (Insurance)	42,526	691,336
¤	SABMiller PLC (Beverages)	209,382	11,001,295
¤	Whitbread PLC (Hotels, Restaurants & Leisure)	133,381	10,810,487
			41,810,502
	United States 10.2%
	Accenture PLC Class A (IT Services)	77,006	7,940,088
¤	Perrigo Co. PLC (Pharmaceuticals)	80,359	15,445,000
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	3,262,200	10,646,345
			34,031,433
	Total Common Stocks (Cost $264,916,755)		324,158,645

	Principal Amount
Short-Term Investment 0.6%
Repurchase Agreement 0.6%
United States 0.6%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $1,926,301 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $2,015,000 and a Market Value of $1,966,956) (Capital Markets)	$1,926,301	1,926,301

Total Short-Term Investment (Cost $1,926,301)		1,926,301

Total Investments (Cost $266,843,056) (b)	98.1%	326,084,946
Other Assets, Less Liabilities	1.9	6,263,707
Net Assets	100.0%	$332,348,653

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $268,596,785 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$72,885,914
Gross unrealized depreciation	(15,397,753)
Net unrealized appreciation	$57,488,161

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$324,158,645	$—	$—	$324,158,645
Short-Term Investment
Repurchase Agreement	—	1,926,301	—	1,926,301
Total Investments in Securities	$324,158,645	$1,926,301	$—	$326,084,946

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.3% †
	Aerospace & Defense 1.0%
	Honeywell International, Inc.	1,753,600	$184,215,680

	Airlines 1.4%
	Delta Air Lines, Inc.	5,968,100	264,625,554

	Automobiles 0.2%
	Tesla Motors, Inc. (a)	176,510	46,978,137

	Banks 1.0%
	Wells Fargo & Co.	3,315,000	191,839,050

	Biotechnology 8.2%
	Alexion Pharmaceuticals, Inc. (a)	1,458,650	287,995,856
	Biogen, Inc. (a)	609,265	194,221,497
¤	Celgene Corp. (a)	3,986,470	523,224,187
	Gilead Sciences, Inc.	2,704,100	318,705,226
	Vertex Pharmaceuticals, Inc. (a)	1,789,225	241,545,375
			1,565,692,141
	Capital Markets 1.1%
	Morgan Stanley	5,453,300	211,806,172

	Chemicals 4.4%
	Ecolab, Inc.	2,098,700	243,050,447
	Monsanto Co.	1,391,600	141,790,124
	PPG Industries, Inc.	2,245,800	243,399,804
	Sherwin-Williams Co. (The)	715,625	198,772,000
			827,012,375
	Food & Staples Retailing 3.2%
	Costco Wholesale Corp.	1,521,800	221,117,540
	CVS Health Corp.	3,377,200	379,833,684
			600,951,224
	Health Care Equipment & Supplies 3.1%
	Boston Scientific Corp. (a)	11,104,600	192,553,764
	DexCom, Inc. (a)	1,824,985	154,484,980
	Medtronic PLC	3,058,380	239,746,408
			586,785,152
	Health Care Providers & Services 4.9%
	Envision Healthcare Holdings, Inc. (a)	5,521,300	247,354,240
	McKesson Corp.	1,580,000	348,500,600
	UnitedHealth Group, Inc.	2,788,900	338,572,460
			934,427,300
	Hotels, Restaurants & Leisure 4.5%
	Chipotle Mexican Grill, Inc. (a)	333,835	247,782,352
	Hilton Worldwide Holdings, Inc. (a)	10,533,300	282,819,105
	Starbucks Corp.	5,427,300	314,403,489
			845,004,946
	Industrial Conglomerates 1.3%
	Danaher Corp.	2,732,300	250,169,388

	Internet & Catalog Retail 7.3%
¤	Amazon.com, Inc. (a)	1,080,795	579,468,239
	Ctrip.com International, Ltd., Sponsored ADR (a)	2,771,900	198,412,602
	Netflix, Inc. (a)	1,566,020	179,011,746
¤	Priceline Group, Inc. (The) (a)	341,400	424,554,798
			1,381,447,385
	Internet Software & Services 12.3%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	4,440,700	347,884,438
	Baidu, Inc., Sponsored ADR (a)	1,033,400	178,426,844
	CoStar Group, Inc. (a)	876,215	176,373,317
¤	Facebook, Inc. Class A (a)	6,754,500	634,990,545
¤	Google, Inc. Class A (a)	603,590	396,860,425
	Google, Inc. Class C (a)	611,501	382,561,141
	LinkedIn Corp. Class A (a)	1,063,210	216,108,065
			2,333,204,775
	IT Services 8.5%
	Cognizant Technology Solutions Corp. Class A (a)	3,501,700	220,957,270
¤	MasterCard, Inc. Class A	4,115,500	400,849,700
	PayPal Holdings, Inc. (a)	4,853,850	187,843,995
¤	Visa, Inc. Class A	10,657,800	802,958,652
			1,612,609,617
	Life Sciences Tools & Services 1.3%
	Quintiles Transnational Holdings, Inc. (a)	3,185,500	244,391,560

	Media 3.9%
	Liberty Global PLC Series C (a)	3,456,350	169,845,039
	Twenty-First Century Fox, Inc. Class A	5,272,300	181,841,627
	Walt Disney Co. (The)	3,298,000	395,760,000
			747,446,666
	Multiline Retail 1.0%
	Dollar General Corp.	2,477,800	199,140,786

	Oil, Gas & Consumable Fuels 0.2%
	Concho Resources, Inc. (a)	345,000	36,763,200

	Pharmaceuticals 5.0%
	Allergan PLC (a)	908,450	300,833,218
	Bristol-Myers Squibb Co.	3,178,800	208,656,432
	Mallinckrodt PLC (a)	1,278,500	158,482,860
	Valeant Pharmaceuticals International, Inc. (a)	1,117,280	287,733,118
			955,705,628
	Real Estate Investment Trusts 1.8%
	American Tower Corp.	3,596,800	342,091,648

	Road & Rail 1.5%
	Union Pacific Corp.	2,906,860	283,680,467

	Semiconductors & Semiconductor Equipment 1.9%
	ARM Holdings PLC, Sponsored ADR	4,061,700	191,062,368
	Avago Technologies, Ltd.	1,311,100	164,071,054
			355,133,422
	Software 7.6%
¤	Adobe Systems, Inc. (a)	5,221,500	428,110,785
	Intuit, Inc.	1,286,900	136,115,413
	Mobileye N.V. (a)	4,174,800	250,905,480
	Salesforce.com, Inc. (a)	2,924,700	214,380,510
	ServiceNow, Inc. (a)	1,962,900	158,013,450
	Splunk, Inc. (a)	1,657,545	115,928,697
	Workday, Inc. Class A (a)	1,651,800	139,296,294
			1,442,750,629
	Specialty Retail 2.5%
	Home Depot, Inc. (The)	2,262,700	264,803,781
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,219,700	202,506,791
			467,310,572
	Technology Hardware, Storage & Peripherals 4.8%
¤	Apple, Inc.	7,550,685	915,898,091

	Textiles, Apparel & Luxury Goods 3.8%
	Lululemon Athletica, Inc. (a)	1,605,800	100,940,588
¤	NIKE, Inc. Class B	4,508,600	519,480,892
	Under Armour, Inc. Class A (a)	999,000	99,230,670
			719,652,150
	Wireless Telecommunication Services 1.6%
	SBA Communications Corp. Class A (a)	2,511,700	303,212,424

	Total Common Stocks (Cost $11,786,919,012)		18,849,946,139

		Principal Amount
	Short-Term Investment 0.7%
	Repurchase Agreement 0.7%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $130,823,363 (Collateralized by Federal National Mortgage Association securities with rates between 2.14% and 2.17% and a maturity date of 11/7/22, with a Principal Amount of $136,305,000 and a Market Value of $133,443,892)	$130,823,363	130,823,363
	Total Short-Term Investment (Cost $130,823,363)		130,823,363
	Total Investments (Cost $11,917,742,375) (b)	100.0%	18,980,769,502
	Other Assets, Less Liabilities	0.0 ‡	1,923,384
	Net Assets	100.0%	$18,982,692,886

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $11,952,703,201 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$7,113,740,892
Gross unrealized depreciation	(85,674,591)
Net unrealized appreciation	$7,028,066,301

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$18,849,946,139	$—	$—	$18,849,946,139
Short-Term Investment
Repurchase Agreement	—	130,823,363	—	130,823,363
Total Investments in Securities	$18,849,946,139	$130,823,363	$—	$18,980,769,502

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.9% †
	Aerospace & Defense 5.6%
	Aerojet Rocketdyne Holdings, Inc. (a)	148,600	$3,478,726
¤	Boeing Co. (The)	378,362	54,548,450
	Honeywell International, Inc.	352,672	37,048,194
	Northrop Grumman Corp.	35,213	6,092,201
	Orbital ATK, Inc.	60,121	4,265,585
	Raytheon Co.	82,345	8,983,016
	United Technologies Corp.	29,720	2,981,213
			117,397,385
	Airlines 0.2%
	Delta Air Lines, Inc.	111,330	4,936,372

	Auto Components 1.2%
	Johnson Controls, Inc.	531,800	24,228,808

	Banks 4.7%
	Banco Popular Espanol S.A.	1,579,952	7,251,331
	Bank of America Corp.	857,104	15,325,020
	Citigroup, Inc.	556,375	32,525,682
	JPMorgan Chase & Co.	154,292	10,573,631
	Lloyds Banking Group PLC	6,556,860	8,519,286
	U.S. Bancorp	257,550	11,643,835
	Wells Fargo & Co.	222,229	12,860,392
			98,699,177
	Beverages 1.4%
	Coca-Cola Co. (The)	284,590	11,690,957
	PepsiCo., Inc.	171,772	16,550,232
			28,241,189
	Biotechnology 1.9%
	Baxalta, Inc. (a)	77,193	2,534,246
	Biogen, Inc. (a)	42,070	13,411,074
	Celgene Corp. (a)	129,835	17,040,844
	Genmab A/S (a)	81,100	7,632,759
			40,618,923
	Capital Markets 7.5%
	Ameriprise Financial, Inc.	262,961	33,046,309
	Bank of New York Mellon Corp. (The)	109,825	4,766,405
	Daiwa Securities Group, Inc.	1,521,750	11,832,900
	Deutsche Bank A.G. Registered	414,830	14,587,905
	Goldman Sachs Group, Inc. (The)	163,085	33,443,841
	Julius Baer Group, Ltd. (a)	244,650	13,532,591
	Northern Trust Corp.	355,706	27,207,952
	State Street Corp.	238,879	18,288,576
			156,706,479
	Chemicals 5.7%
	Akzo Nobel N.V.	110,320	7,900,779
	Chemours Co. (The)	40,951	447,185
	E.I. du Pont de Nemours & Co.	336,330	18,753,761
	Koninklijke DSM N.V.	144,750	8,268,122
¤	Monsanto Co.	507,869	51,746,772
	Mosaic Co. (The)	480,080	20,614,635
	Syngenta A.G., ADR	17,606	1,449,854
	Syngenta A.G., Registered	24,010	9,889,248
			119,070,356
	Commercial Services & Supplies 0.4%
	Covanta Holding Corp.	241,300	4,763,262
	Tyco International PLC	104,989	3,988,532
			8,751,794
	Communications Equipment 0.1%
	Infinera Corp. (a)	71,052	1,700,985

	Construction & Engineering 0.2%
	Jacobs Engineering Group, Inc. (a)	93,801	3,950,898

	Construction Materials 0.2%
	LafargeHolcim, Ltd., Registered (a)	70,600	4,917,086

	Consumer Finance 2.5%
¤	American Express Co.	562,455	42,780,327
	Discover Financial Services	156,770	8,749,334
			51,529,661
	Diversified Financial Services 0.2%
	Berkshire Hathaway, Inc. Class B (a)	24,249	3,461,302

	Diversified Telecommunication Services 0.5%
	AT&T, Inc.	182,395	6,336,402
	Verizon Communications, Inc.	75,320	3,524,223
			9,860,625
	Electric Utilities 0.6%
	Duke Energy Corp.	38,206	2,835,649
	Endesa S.A.	449,050	9,439,263
			12,274,912
	Electrical Equipment 0.4%
	Rockwell Automation, Inc.	77,747	9,079,295

	Electronic Equipment, Instruments & Components 0.6%
	Corning, Inc.	192,000	3,586,560
	TE Connectivity, Ltd.	161,166	9,818,233
			13,404,793
	Energy Equipment & Services 0.4%
	Schlumberger, Ltd.	91,700	7,594,594

	Food & Staples Retailing 1.9%
	CVS Health Corp.	169,331	19,044,658
	Wal-Mart Stores, Inc.	117,400	8,450,452
	Walgreens Boots Alliance, Inc.	128,915	12,457,056
			39,952,166
	Food Products 0.1%
	Mondelez International, Inc. Class A	36,718	1,657,083

	Gas Utilities 0.1%
	National Fuel Gas Co.	43,384	2,345,773

	Health Care Equipment & Supplies 3.2%
	Abbott Laboratories	98,070	4,971,169
	Baxter International, Inc.	44,350	1,777,548
¤	Medtronic PLC	761,062	59,659,650
			66,408,367
	Health Care Providers & Services 3.0%
	Aetna, Inc.	293,395	33,144,833
	Express Scripts Holding Co. (a)	320,970	28,909,768
	SunLink Health Systems, Inc. (a)	1,780	2,901
			62,057,502
	Hotels, Restaurants & Leisure 2.2%
	Las Vegas Sands Corp.	260,800	14,615,232
	McDonald's Corp.	89,940	8,981,408
	Sands China, Ltd.	2,855,300	12,633,256
	Starwood Hotels & Resorts Worldwide, Inc.	131,756	10,469,332
			46,699,228
	Household Durables 1.5%
	Whirlpool Corp.	176,380	31,348,017

	Household Products 0.2%
	Procter & Gamble Co. (The)	60,745	4,659,142

	Industrial Conglomerates 2.2%
	3M Co.	43,480	6,580,263
¤	General Electric Co.	1,496,518	39,059,120
			45,639,383
	Insurance 3.3%
	Allstate Corp. (The)	81,224	5,600,395
	American International Group, Inc.	134,885	8,648,826
	Aon PLC	12,200	1,229,394
	Chubb Corp. (The)	119,451	14,851,343
	Marsh & McLennan Cos., Inc.	49,694	2,879,270
	MetLife, Inc.	105,198	5,863,737
	Travelers Cos., Inc. (The)	216,512	22,976,253
	W.R. Berkley Corp.	116,259	6,477,952
			68,527,170
	Internet & Catalog Retail 0.8%
	Liberty Interactive Corp. QVC Group Class A (a)	399,642	11,609,600
	Liberty TripAdvisor Holdings, Inc. Class A (a)	49,102	1,438,198
	Liberty Ventures (a)	66,931	2,776,298
			15,824,096
	Internet Software & Services 3.5%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	5,300	415,202
	eBay, Inc. (a)	257,602	7,243,768
¤	Google, Inc. Class A (a)	21,105	13,876,538
¤	Google, Inc. Class C (a)	70,649	44,198,721
	VeriSign, Inc. (a)	90,335	6,408,365
	Yahoo!, Inc. (a)	45,000	1,650,150
			73,792,744
	IT Services 1.6%
	Automatic Data Processing, Inc.	146,798	11,710,077
	International Business Machines Corp.	76,959	12,466,588
	PayPal Holdings, Inc. (a)	260,002	10,062,077
			34,238,742
	Machinery 1.9%
	Caterpillar, Inc.	100,445	7,897,991
	Pentair PLC	416,700	25,339,527
	Vallourec S.A.	328,800	5,403,933
			38,641,451
	Media 9.3%
	Cablevision Systems Corp. Class A	168,407	4,752,445
¤	Comcast Corp. Class A	647,275	40,396,433
	Grupo Televisa S.A.B., Sponsored ADR	319,750	11,146,485
	Liberty Broadband Corp. Class A (a)	36,911	1,992,087
	Liberty Broadband Corp. Class C (a)	161,322	8,635,567
¤	Liberty Media Corp. Class A (a)	271,776	10,273,133
¤	Liberty Media Corp. Class C (a)	879,408	33,153,681
	Madison Square Garden Co. (The) Class A (a)	148,973	12,424,348
	Omnicom Group, Inc.	310,090	22,661,377
	Starz Class A (a)	94,528	3,823,658
	Time Warner, Inc.	118,375	10,421,735
	Twenty-First Century Fox, Inc. Class A	101,135	3,488,146
	Viacom, Inc. Class B	477,870	27,238,590
	Walt Disney Co. (The)	32,100	3,852,000
			194,259,685
	Metals & Mining 0.5%
	JFE Holdings, Inc.	541,350	10,157,820

	Multi-Utilities 0.7%
	Dominion Resources, Inc.	18,000	1,290,600
	E.ON S.E.	1,034,460	13,644,517
			14,935,117
	Oil, Gas & Consumable Fuels 6.9%
	Anadarko Petroleum Corp.	94,084	6,995,145
	Apache Corp.	101,929	4,674,464
	Chesapeake Energy Corp.	328,984	2,849,001
	Chevron Corp.	322,059	28,495,780
	ConocoPhillips	127,181	6,402,292
	Devon Energy Corp.	75,345	3,723,550
	EOG Resources, Inc.	92,808	7,163,850
	Hess Corp.	93,601	5,523,395
	Marathon Oil Corp.	160,614	3,374,500
	Marathon Petroleum Corp.	242,325	13,247,908
	Occidental Petroleum Corp.	414,140	29,072,628
	Phillips 66	47,403	3,768,539
	Spectra Energy Corp.	283,125	8,567,362
	Total S.A.	278,800	13,801,616
	Williams Cos., Inc. (The)	110,896	5,819,822
			143,479,852
	Pharmaceuticals 5.6%
	AbbVie, Inc.	115,427	8,081,044
¤	Allergan PLC (a)	122,245	40,481,432
	Johnson & Johnson	87,725	8,790,922
	Merck & Co., Inc.	101,426	5,980,077
	Merck KGaA	119,700	12,175,880
	Novartis A.G., Sponsored ADR	180,040	18,679,150
	Novartis A.G., Registered	145,700	15,138,446
	Pfizer, Inc.	132,550	4,779,753
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	37,050	2,557,191
			116,663,895
	Real Estate Investment Trusts 1.3%
	HCP, Inc.	267,116	10,321,362
	UDR, Inc.	428,714	14,494,821
	Weyerhaeuser Co.	58,525	1,796,132
			26,612,315
	Real Estate Management & Development 0.7%
	Mitsubishi Estate Co., Ltd.	699,850	15,557,242

	Road & Rail 1.1%
	CSX Corp.	167,526	5,240,213
	Union Pacific Corp.	171,250	16,712,288
			21,952,501
	Semiconductors & Semiconductor Equipment 0.9%
	Intel Corp.	223,625	6,473,944
	Texas Instruments, Inc.	264,035	13,196,469
			19,670,413
	Software 3.3%
	Microsoft Corp.	493,023	23,024,174
	Oracle Corp.	866,198	34,595,948
	SAP S.E.	156,350	11,205,891
			68,826,013
	Specialty Retail 1.5%
	Home Depot, Inc. (The)	96,473	11,290,235
	Lowe's Cos., Inc.	235,822	16,356,614
	Outerwall, Inc.	40,993	2,903,124
			30,549,973
	Technology Hardware, Storage & Peripherals 4.7%
¤	Apple, Inc.	445,500	54,039,150
	EMC Corp.	1,083,720	29,141,231
	Samsung Electronics Co., Ltd., GDR	24,400	12,370,800
	SanDisk Corp.	29,042	1,750,942
			97,302,123
	Tobacco 0.3%
	Philip Morris International, Inc.	84,825	7,255,082

	Trading Companies & Distributors 0.5%
	Mitsubishi Corp.	477,300	10,319,323

	Wireless Telecommunication Services 0.8%
	Intouch Holdings PCL, NVDR	945,700	2,193,530
	Vodafone Group PLC, Sponsored ADR	392,618	14,833,108
			17,026,638
	Total Common Stocks (Cost $1,575,538,570)		2,042,783,490

		Principal Amount
	Short-Term Investment 2.2%
	Repurchase Agreement 2.2%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $47,039,424 (Collateralized by Government Agency securities with rates between 2.00% and 2.11% and maturity dates between 11/7/22 and 1/30/23, with a Principal Amount of $49,690,000 and a Market Value of $47,987,394)	$47,039,424	47,039,424

	Total Short-Term Investment (Cost $47,039,424)		47,039,424

	Total Investments (Cost $1,622,577,994) (b)	100.1%	2,089,822,914
	Other Assets, Less Liabilities	(0.1)	(2,872,886)
	Net Assets	100.0%	$2,086,950,028

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $1,630,346,907 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$525,669,854
Gross unrealized depreciation	(66,193,847)
Net unrealized appreciation	$459,476,007

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,042,783,490	$—	$—	$2,042,783,490
Short-Term Investment
Repurchase Agreement	—	47,039,424	—	47,039,424
Total Investments in Securities	$2,042,783,490	$47,039,424	$—	$2,089,822,914

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2015
Convertible Bond
Oil, Gas & Consumable Fuels	$300	$1	$65	$(66)	$-	$(300)	$-	$-	$-	$-
Total	$300	$1	$65	$(66)	$-	$(300)	$-	$-	$-	$-

MainStay Money Market Fund

Portfolio of Investments July 31, 2015 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.7%†
Certificates of Deposit 4.2%
JPMorgan Chase Bank NA 0.325%, due 10/23/15 (a)	$3,975,000	$3,975,000
Toronto-Dominion Bank (The)
0.278%, due 9/4/15 (a)	4,000,000	4,000,000
0.278%, due 11/18/15 (a)	3,925,000	3,925,000
0.31%, due 2/12/16 (a)	4,045,000	4,045,000
		15,945,000
Financial Company Commercial Paper 20.6%
American Express Credit Corp. 0.34%, due 9/1/15 (b)	4,000,000	3,998,829
American Honda Finance Corp. 0.11%, due 8/10/15 (b)	4,150,000	4,149,886
Bank of Nova Scotia (The) 0.13%, due 8/25/15 (b)(c)	5,000,000	4,999,567
Caterpillar Financial Services Corp.
0.11%, due 8/18/15 (b)	6,000,000	5,999,688
0.12%, due 8/28/15 (b)	2,000,000	1,999,820
Commonwealth Bank of Australia
0.284%, due 10/7/15 (b)(c)	4,015,000	4,015,000
0.312%, due 4/29/16 (b)(c)	4,100,000	4,100,000
CPPIB Capital, Inc.
0.11%, due 8/21/15 (b)(c)	6,595,000	6,594,597
0.11%, due 8/26/15 (b)(c)	4,400,000	4,399,664
John Deere Capital Corp. 0.11%, due 8/11/15 (b)(c)	6,600,000	6,599,798
Massachusetts Mutual Life Insurance Co. 0.12%, due 8/18/15 (b)(c)	5,200,000	5,199,705
National Australia Bank Ltd. 0.14%, due 8/28/15 (b)(c)	5,000,000	4,999,475
National Rural Utilities Cooperative Finance Corp.
0.10%, due 8/10/15 (b)	6,500,000	6,499,838
0.10%, due 8/25/15 (b)	1,000,000	999,933
Nationwide Life Insurance Co.
0.15%, due 8/31/15 (b)(c)	5,700,000	5,699,288
0.16%, due 8/5/15 (b)(c)	2,000,000	1,999,964
Novartis Finance Corp. 0.09%, due 8/3/15 (b)(c)	6,000,000	5,999,970
		78,255,022
Government Agency Debt 3.5%
Federal Farm Credit Bank
0.03%, due 8/4/15	8,000,000	7,999,980
0.04%, due 8/11/15	4,000,000	3,999,955
Federal Home Loan Bank 0.035%, due 8/4/15	1,500,000	1,499,996
		13,499,931
Other Commercial Paper 46.9%
3M Co.
0.07%, due 8/7/15 (b)(c)	4,000,000	3,999,953
0.10%, due 8/24/15 (b)(c)	5,600,000	5,599,642
Air Products & Chemicals, Inc.
0.10%, due 8/12/15 (b)(c)	7,397,000	7,396,774
0.14%, due 9/22/15 (b)(c)	7,000,000	6,998,584
Archer-Daniels-Midland Co. 0.11%, due 8/3/15 (b)(c)	7,100,000	7,099,957
Chevron Corp. 0.09%, due 8/26/15 (b)(c)	6,000,000	5,999,625
Coca-Cola Co. (The)
0.09%, due 8/19/15 (b)(c)	3,050,000	3,049,863
0.21%, due 10/13/15 (b)(c)	6,230,000	6,227,347
ConocoPhillips Qatar Funding Ltd.
0.12%, due 8/5/15 (b)(c)	2,920,000	2,919,961
0.12%, due 8/7/15 (b)(c)	4,000,000	3,999,920
EMC Corp.
0.16%, due 9/21/15 (b)(c)	7,000,000	6,998,413
0.19%, due 9/15/15 (b)(c)	7,500,000	7,498,500
Estee Lauder Cos., Inc. (The) 0.10%, due 8/11/15 (b)(c)	4,100,000	4,099,886
Exxon Mobil Corp. 0.10%, due 8/17/15 (b)	5,000,000	4,999,778
Google, Inc.
0.08%, due 8/11/15 (b)(c)	5,200,000	5,199,884
0.08%, due 8/25/15 (b)(c)	4,250,000	4,249,773
Illinois Tool Works, Inc. 0.09%, due 8/12/15 (b)(c)	4,000,000	3,999,890
International Business Machines Corp. 0.09%, due 8/19/15 (b)(c)	1,500,000	1,499,933
Kimberly-Clark Corp.
0.09%, due 8/18/15 (b)(c)	2,000,000	1,999,915
0.09%, due 8/21/15 (b)(c)	2,500,000	2,499,875
0.10%, due 8/24/15 (b)(c)	4,000,000	3,999,744
L'Oreal USA, Inc. 0.10%, due 8/26/15 (b)(c)	5,000,000	4,999,653
Microsoft Corp. 0.08%, due 9/2/15 (b)(c)	2,200,000	2,199,844
NetJets, Inc. 0.08%, due 8/3/15 (b)(c)	4,345,000	4,344,981
NSTAR Electric Co. 0.15%, due 8/7/15 (b)	7,500,000	7,499,812
PepsiCo, Inc.
0.08%, due 8/14/15 (b)(c)	4,400,000	4,399,873
0.10%, due 9/28/15 (b)(c)	7,500,000	7,498,792
Province of Quebec
0.09%, due 8/14/15 (b)(c)	5,300,000	5,299,828
0.09%, due 8/24/15 (b)(c)	5,000,000	4,999,713
QUALCOMM, Inc. 0.12%, due 9/15/15 (b)(c)	4,250,000	4,249,363
Sanofi 0.10%, due 8/7/15 (b)(c)	6,000,000	5,999,900
Southern California Edison Co.
0.28%, due 8/5/15 (b)(c)	5,600,000	5,599,826
0.30%, due 8/12/15 (b)(c)	4,000,000	3,999,633
0.30%, due 8/18/15 (b)(c)	1,500,000	1,499,788
Toyota Motor Credit Corp. 0.13%, due 9/22/15 (b)	5,500,000	5,498,967
Unilever Capital Corp. 0.08%, due 8/5/15 (b)(c)	4,900,000	4,899,956
Walt Disney Co. (The) 0.09%, due 8/31/15 (b)(c)	5,300,000	5,299,602
		178,626,748
Other Notes 0.9%
Bank of New York Mellon Corp. (The) 0.524%, due 10/23/15 (a)	2,185,000	2,186,008
Enterprise Fleet Financing LLC Series 2015-1, Class A1 0.36%, due 3/20/16 (c)	1,206,741	1,206,741
		3,392,749
Treasury Debt 13.6%
United States Treasury Notes
0.25%, due 9/30/15	4,030,000	4,030,723
0.25%, due 10/31/15	3,950,000	3,951,084
0.25%, due 11/30/15	4,000,000	4,001,146
0.25%, due 12/31/15	3,970,000	3,971,067
0.25%, due 2/29/16	4,055,000	4,055,931
0.375%, due 8/31/15	3,150,000	3,150,566
0.375%, due 1/31/16	4,125,000	4,126,405
0.375%, due 3/31/16	4,000,000	4,002,428
0.375%, due 4/30/16	4,155,000	4,156,907
0.375%, due 5/31/16	4,110,000	4,112,856
0.50%, due 6/30/16	4,090,000	4,096,500
0.50%, due 7/31/16	4,105,000	4,112,030
0.50%, due 8/31/16	4,100,000	4,104,313
		51,871,956
Treasury Repurchase Agreements 10.0%
Bank of America N.A. 0.12%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $10,000,100 (Collateralized by a United States Treasury Note with a rate of 0.00% and a maturity date of 11/15/24, with a Principal Amount of $12,711,072 and a Market Value of $10,200,000)	10,000,000	10,000,000
Bank of Montreal 0.13%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $10,000,108 (Collateralized by United States Treasury Notes with rates between 1.50% and 2.00% and maturity dates between 5/31/20 and 5/31/21, with a Principal Amount of $10,186,400 and a Market Value of $10,200,081)	10,000,000	10,000,000
TD Securities (U.S.A.) LLC 0.12%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $17,980,180 (Collateralized by United States Treasury securities with rates between 2.00% and 8.50% and maturity dates between 2/15/20 and 9/30/20, with a Principal Amount of $14,370,000 and a Market Value of $18,339,634)	17,980,000	17,980,000
		37,980,000
Total Short-Term Investments (Amortized Cost $379,571,406) (d)	99.7%	379,571,406

Other Assets, Less Liabilities	0.3	1,051,771
Net Assets	100.0%	$380,623,177

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$15,945,000	$—	$15,945,000
Financial Company Commercial Paper	—	78,255,022	—	78,255,022
Government Agency Debt	—	13,499,931	—	13,499,931
Other Commercial Paper	—	178,626,748	—	178,626,748
Other Notes	—	3,392,749	—	3,392,749
Treasury Debt	—	51,871,956	—	51,871,956
Treasury Repurchase Agreements	—	37,980,000	—	37,980,000
Total Investments in Securities	$—	$379,571,406	$—	$379,571,406

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 97.7% †
	Alaska 0.3%
	Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	$3,550,000	$3,841,881

	Arizona 0.1%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,047,700

	California 16.5%
	Abag Finance Authority for Nonprofit Corp., Sharp Health Care, Revenue Bonds Series A 5.00%, due 8/1/33	1,300,000	1,462,058
	Alum Rock Union Elementary School District, Election of 2008, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	3,040,000	3,350,445
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	15,675,000	16,662,525
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	4,700,000	5,773,151
	Antelope Valley Community College District, Unlimited General Obligation 5.00%, due 8/1/39	10,000,000	11,263,700
	California Educational Facilities Authority, Revenue Bonds 6.125%, due 10/1/30	1,525,000	1,863,184
	California Health Facilities Financing Authority, Catholic Healthcare, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,432,780
	California Health Facilities Financing Authority, St. Joseph Health Systems, Revenue Bonds Series B 0.01%, due 7/1/41 (a)	2,800,000	2,800,000
	California State Public Works Board, Capital Projects, Revenue Bonds Series I-1 6.625%, due 11/1/34	1,085,000	1,091,098
	California State Public Works Board, University Project, Revenue Bonds Series H 5.00%, due 9/1/29	7,455,000	8,512,268
	California State Public Works Revenue, Various Capital Project, Revenue Bonds Series G1 5.75%, due 10/1/30	1,400,000	1,639,736
	California State, Unlimited General Obligation
	Insured: XLCA 4.50%, due 3/1/36	2,185,000	2,223,041
	6.00%, due 11/1/35	2,500,000	2,980,800
	6.25%, due 11/1/34	4,000,000	4,812,320
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	1,990,000	2,133,041
	California Statewide Communities Development Authority, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,665,599
	Ceres Unified School District, Unlimited General Obligation Series A (zero coupon), due 8/1/37	4,150,000	1,083,233
	City of Escondido, CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	5,696,300
	City Of Long Beach, CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,643,850
	Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	2,640,000	2,934,914
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	5,498,348
	Series C (zero coupon), due 8/1/36	15,500,000	5,341,920
	Fresno, California Unified School District Education, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	2,384,280
	Series G (zero coupon), due 8/1/33	10,000,000	3,684,200
	Series G (zero coupon), due 8/1/41	23,485,000	4,924,570
	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/40	20,000,000	22,353,200
	Hayward Unified School District, Unlimited General Obligation
	Series A, Insured: AGM (zero coupon), due 8/1/36	12,500,000	3,711,625
	Series A, Insured: AGM (zero coupon), due 8/1/37	7,000,000	1,932,630
	Merced Union High School District, Cabs-Election, Unlimited General Obligation Series C (zero coupon), due 8/1/46	53,000,000	8,033,740
	Oceanside, California Unified School District, Capital Appreciation Election, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	11,555,000	1,309,644
	Palomar Pomerado Health Election, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 8/1/34	7,500,000	7,510,650
	Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	4,884,000
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,692,636
	Port of Los Angeles, Harbor Department, Revenue Bonds Series A 5.00%, due 8/1/36 (b)	1,000,000	1,119,870
	Riverside County Transportation Commission, Revenue Bonds Series A 5.25%, due 6/1/30	3,000,000	3,553,050
	Sacramento Unified School District, General Obligation Insured: AGM 5.00%, due 7/1/31	3,955,000	4,375,377
	San Bernardino City Unified School District, Election, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,132,950
	San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	4,000,000	4,381,440
	San Lorenzo, California Unified School District, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,453,247
	San Ysidro School District, Unlimited General Obligation
	Insured: AGM (zero coupon), due 8/1/45	10,000,000	2,172,100
	Series F, Insured: AGM (zero coupon), due 8/1/48	25,705,000	3,054,782
	Santa Ana Unified School District, Unlimited General Obligation Series B, Insured: GTY (zero coupon), due 8/1/47	50,000,000	11,278,000
	Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/33	5,500,000	6,354,865
	Twin Rivers Unified School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,350,000	2,589,186
	Vacaville Unified School District, Unlimited General Obligation Insured: BAM 5.00%, due 8/1/31	7,105,000	8,146,095
	Val Verde Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 8/1/38	7,500,000	8,356,575
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	3,500,000	3,889,725
	Westminster School District, CABS, Election 2008, Unlimited General Obligation
	Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	1,872,330
	Series B, Insured: BAM (zero coupon), due 8/1/53	6,500,000	581,295
			230,596,373
	Colorado 0.6%
	Colorado Health Facilities Authority, Evangelical Lutheran Good Sama, Revenue Bonds 5.625%, due 6/1/43	3,280,000	3,624,761
	E-470 Public Highway Authority Colorado, Revenue Bonds Series B-1, Insured: NATL-RE 5.50%, due 9/1/24	3,000,000	3,012,870
	Park Creek Metropolitan District, Revenue Bonds Series A, Insured: AGM 6.125%, due 12/1/41	1,600,000	1,887,984
			8,525,615
	Connecticut 1.1%
	Hartford, CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,822,150
	Series A 5.00%, due 4/1/29	1,250,000	1,432,671
	Series A, Insured: AGM 5.00%, due 4/1/32	275,000	313,581
	State of Connecticut Special Tax Revenue, Transportation Infrastructure, Revenue Bonds Series A 5.00%, due 9/1/30	5,000,000	5,798,450
	State of Connecticut, Unlimited General Obligation Series B 5.00%, due 6/15/32	5,000,000	5,742,800
			16,109,652
	District of Columbia 2.0%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,188,360
	5.00%, due 6/1/42	5,500,000	5,738,920
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/43	1,000,000	1,153,310
	6.00%, due 7/1/48	1,575,000	1,804,855
	District of Columbia, Tax Allocation 5.00%, due 6/1/27	525,000	580,813
	Metropolitan Washington Airports Authority, Revenue Bonds
	Series C, Insured: GTY (zero coupon), due 10/1/41	8,000,000	9,366,560
	Series B (zero coupon), due 10/1/44	7,140,000	7,523,704
			27,356,522
	Florida 3.0%
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	15,000,000	15,593,250
	City of Tampa, University of Tampa Project, Revenue Bonds 5.00%, due 4/1/40	2,000,000	2,165,600
	Miami-Dade County Florida Aviation, Miami International Airport, Revenue Bonds Series A, Insured: AGM 5.25%, due 10/1/41 (b)	11,000,000	11,975,590
	Miami-Dade County Florida Solid Waste System, Revenue Bonds Insured: NATL-RE 5.00%, due 10/1/19	1,735,000	1,748,984
	Miami-Dade County Florida, Jackson Health System, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/1/33	3,375,000	3,786,986
	Miami-Dade County Florida, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 10/1/36	10,000,000	3,292,300
	Series A, Insured: NATL-RE (zero coupon), due 10/1/37	10,000,000	3,128,400
	Series A, Insured: NATL-RE (zero coupon), due 10/1/38	245,000	72,187
			41,763,297
	Georgia 1.9%
	Atlanta Development Authority, Revenue Bonds Series A-1 5.25%, due 7/1/44	7,000,000	7,949,620
	Atlanta, Georgia Water & Wastewater, Revenue Bonds 5.00%, due 11/1/40	15,000,000	16,936,950
	Fulton County Georgia Development Authority, Piedmont Healthcare, Inc., Revenue Bonds Series A 5.00%, due 6/15/32	1,700,000	1,844,092
			26,730,662
	Guam 1.7%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 5.00%, due 10/1/21 (b)	4,500,000	5,090,175
	Series C, Insured: AGM 6.125%, due 10/1/43 (b)	5,000,000	5,813,150
	Guam Government, Revenue Bonds
	Series A 5.25%, due 1/1/36	2,000,000	2,195,920
	Series A 6.50%, due 11/1/40	2,700,000	3,187,701
	Guam Power Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,472,313
	Series A, Insured: AGM 5.00%, due 10/1/44	655,000	738,015
			23,497,274
	Hawaii 1.2%
	Hawaii State Department of Budget and Finance, Hawaiian Electric Co., Revenue Bonds 6.50%, due 7/1/39	3,000,000	3,425,130
	Hawaii State Department of Budget and Finance, Queens Health System, Revenue Bonds Series A 5.00%, due 7/1/35	12,000,000	13,593,600
			17,018,730
	Idaho 0.2%
	Idaho Health Facilities Authority, Trinity Health, Revenue Bonds Series D 5.50%, due 12/1/29	2,610,000	3,184,357

	Illinois 9.8%
¤	Chicago Board of Education, Unlimited General Obligation
	Series A 5.50%, due 12/1/39	10,000,000	9,149,000
	Series A, Insured: AGM 5.50%, due 12/1/39	12,750,000	13,411,342
	Chicago, Illinois Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	4,976,795
	Chicago, Illinois O' Hare International Airport, Revenue Bonds
	Series A Insured: NATL-RE 5.00%, due 1/1/31	2,905,000	2,915,603
	Series A, Insured: AGM 5.00%, due 1/1/33	7,000,000	7,462,140
	Series D 5.25%, due 1/1/29	7,555,000	8,591,546
	Series A 5.625%, due 1/1/35	1,950,000	2,223,137
¤	Chicago, Wastewater Transmission, Revenue Bonds
	5.00%, due 1/1/28	1,000,000	1,072,310
	5.00%, due 11/1/29	1,000,000	1,080,640
	5.00%, due 1/1/33	2,000,000	2,099,360
	5.00%, due 1/1/39	8,420,000	8,753,853
	5.00%, due 1/1/44	14,340,000	14,806,767
	Cook County Community College District No 508, City College Chicago, Unlimited General Obligation 5.50%, due 12/1/38	5,000,000	5,713,250
	Illinois Finance Authority, Ingalls Health System, Revenue Bonds
	5.00%, due 5/15/25	1,120,000	1,207,282
	5.00%, due 5/15/26	1,175,000	1,256,110
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	11,264,832
	Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,474,450
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	259,812
	Series A 5.00%, due 1/1/20	205,000	231,148
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds Series A 5.50%, due 6/15/50	9,730,000	10,303,584
	Northern Illinois Municipal Power Agency, Prairie State Project, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 1/1/37	8,070,000	8,602,781
	State of Illinois, Housing & Auxiliary Facilities System, Revenue Bonds
	Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,348,841
	Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,819,179
	Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,115,120
	State of Illinois, Unlimited General Obligation 5.00%, due 8/1/20	10,890,000	11,827,520
			136,966,402
	Indiana 1.5%
	Indiana State Finance Authority, Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,413,362
	Series A 5.00%, due 2/1/25	4,425,000	5,065,563
	Series B 5.00%, due 2/1/26	2,320,000	2,634,778
	Indiana State Finance Authority, Republic Serives, Inc., Revenue Bonds Series B 0.43%, due 5/1/28 (a)	10,100,000	10,101,111
	Indianapolis, Indiana Public Improvement Bond Bank, Revenue Bonds Series A, Insured: GTY 5.50%, due 1/1/38	1,100,000	1,239,722
			21,454,536
	Kansas 1.0%
	University of Kansas Hospital Authority, Revenue Bonds
	5.00%, due 9/1/33	2,500,000	2,801,550
	5.00%, due 9/1/34	5,000,000	5,594,100
	5.00%, due 9/1/35	2,800,000	3,127,684
	5.00%, due 9/1/45	2,000,000	2,209,120
			13,732,454
	Kentucky 0.3%
	Kentucky Municipal Power Agency, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 9/1/42	3,250,000	3,539,932

	Louisiana 2.7%
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,695,000	4,297,433
	Louisiana Local Government Environmental Facilities & Community Development Authority, Local Communities Act 360, Revenue Bonds 5.00%, due 10/1/37	10,000,000	11,125,600
	Louisiana Public Facilities Authority, Dynamic Fuels LLC Project, Revenue Bonds 0.01%, due 10/1/33 (a)	8,200,000	8,200,000
	Louisiana Public Facilities Authority, Franciscan Missionaries, Revenue Bonds 6.75%, due 7/1/39	3,000,000	3,624,240
	Louisiana Public Facilities Authority, Ochsner Clinic, Revenue Bonds 6.25%, due 5/15/31	5,690,000	6,582,192
	Louisiana State Citizens Property Insurance Corp., Revenue Bonds
	Series B, Insured: AMBAC 5.00%, due 6/1/20	2,340,000	2,427,914
	Series C-3, Insured: GTY 6.125%, due 6/1/25	1,000,000	1,133,760
			37,391,139
	Maryland 0.3%
	Maryland Health and Higher Educational Facilities Authority, Peninsula Regional Medical Center, Revenue Bonds 5.00%, due 7/1/39	3,600,000	3,914,100

	Massachusetts 1.1%
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (b)	1,550,000	1,660,189
	Series I 6.00%, due 1/1/28	2,080,000	2,201,410
	Massachusetts State Health & Educational Facilities Authority, Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	2,000,000	2,301,360
	Series A 6.25%, due 7/1/30	6,400,000	7,409,216
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,292,660
			15,864,835
	Michigan 6.6%
	Detroit, Michigan Distribution State Aid, General Obligation Limited 5.25%, due 11/1/35	5,200,000	5,570,812
	Detroit, Michigan Sewerage Disposal System, Revenue Bonds Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,112,680
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds
	Series A 5.25%, due 7/1/39	4,150,000	4,432,159
	Series C-1, Insured: AGM 7.00%, due 7/1/27	8,380,000	9,912,534
	Detroit, Michigan Water Supply System, Revenue Bonds
	Series D, Insured: AGM 4.625%, due 7/1/32	1,535,000	1,539,958
	Series A, Insured: AGM 5.00%, due 7/1/34	1,600,000	1,630,288
	Series A 5.25%, due 7/1/41	3,015,000	3,176,001
	Series A 5.75%, due 7/1/37	5,550,000	6,078,415
	Detroit, Michigan, City School District, Improvement School Building and Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	831,188
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	8,263,950
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,941,456
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,892,494
	Michigan Finance Authority Revenue, Local Government Loan Program, Revenue Bonds
	Insured: AGM 5.00%, due 7/1/28	500,000	562,105
	Series C 5.00%, due 11/1/28	7,290,000	8,031,174
	Insured: AGM 5.00%, due 7/1/35	2,000,000	2,184,760
	Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	7,961,660
	Michigan Finance Authority, Detroit Water and Sewer, Revenue Bonds Insured: AGM 5.00%, due 7/1/33	3,000,000	3,296,220
	Michigan Finance Authority, Revenue Bonds
	Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,713,200
	Second Lien - Series C-1 5.00%, due 7/1/44	2,500,000	2,593,050
	5.50%, due 6/1/21	5,000,000	5,435,550
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/34	250,000	217,908
	Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,500,000	2,545,800
	Wayne County Michigan, Detroit Metropolitan Airport, Limited General Obligation Series A, Insured: NATL-RE 5.00%, due 12/1/30	4,500,000	4,512,105
			92,435,467
	Missouri 0.0%‡
	Joplin Industrial Development Authority, Freeman Health System, Revenue Bonds 5.00%, due 2/15/35	605,000	656,358

	Nebraska 1.9%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/42	13,590,000	14,533,010
	5.25%, due 9/1/37	11,575,000	12,615,824
			27,148,834
	New Hampshire 0.1%
	Manchester, NH General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,983,258

	New Jersey 2.4%
	New Jersey Economic Development Authority, MSU Student Housing Project, Provident Group-Montclair LLC, Revenue Bonds 5.375%, due 6/1/25	4,500,000	5,012,190
	New Jersey Economic Development Authority, Revenue Bonds
	5.00%, due 1/1/28 (b)	1,000,000	1,105,820
	Insured: AGM 5.00%, due 1/1/31 (b)	3,000,000	3,312,870
	5.50%, due 1/1/26 (b)	1,000,000	1,161,700
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	Series A 5.25%, due 7/1/26	3,710,000	4,164,772
	Insured: GTY 5.25%, due 1/1/31	2,760,000	2,958,361
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.50%, due 12/1/26 (b)	4,130,000	4,553,862
	New Jersey State Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: GTY 6.125%, due 6/1/30 (b)	3,155,000	3,427,024
	New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series A 5.00%, due 6/15/42	2,460,000	2,507,921
	Newark, New Jersey Housing Authority, South Ward Police Facility, Revenue Bonds
	Insured: GTY 5.75%, due 12/1/30	1,135,000	1,295,364
	Insured: GTY 6.75%, due 12/1/38	4,000,000	4,736,480
			34,236,364
	New Mexico 0.9%
	Farmington Pollution Control, Revenue Bonds 5.90%, due 6/1/40	2,000,000	2,209,760
	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Service, Revenue Bonds 5.00%, due 8/1/44	10,000,000	10,981,900
			13,191,660
	New York 11.0%
	Build NYC Resource Corp., Parking Facility, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/19	975,000	1,111,822
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,184,428
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,248,978
	Insured: AGM 5.00%, due 12/15/22	740,000	860,576
	City of New York, Unlimited General Obligation
	Series L-5 0.01%, due 4/1/35 (a)	5,800,000	5,800,000
	Series H-5 0.18%, due 3/1/34 (a)	4,685,000	4,685,000
	Long Island Power Authority, Eletric System, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/44	10,000,000	11,158,300
	Long Island Power Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	11,232,800
	New York City Transitional Finance Authority, Building Aid Revenue, Revenue Bonds Series S-1 5.00%, due 7/15/33	6,060,000	6,983,908
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Series 2A 0.18%, due 11/1/22 (a)	3,900,000	3,900,000
	Series E-1 5.00%, due 2/1/41	2,500,000	2,830,025
¤	New York City Water & Sewer System, Revenue Bonds
	Series DD-3A 0.01%, due 6/15/43 (a)	6,500,000	6,500,000
	Series FF 5.00%, due 6/15/39	3,000,000	3,419,820
	Series EE 5.50%, due 6/15/43	11,400,000	13,445,844
	New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds 5.75%, due 11/15/51	10,000,000	11,540,200
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	5,000,000	5,648,700
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	9,815,000	11,103,611
	New York State Dormitory Authority, Revenue Bonds
	Series A 5.00%, due 7/1/34	5,000,000	5,759,450
	Series A 5.00%, due 3/15/35	7,500,000	8,620,275
	Series A 5.00%, due 7/1/35	6,610,000	7,623,115
	5.50%, due 7/1/40	465,000	529,156
	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds Series A 5.00%, due 3/15/24	13,380,000	16,167,990
	Triborough Bridge & Tunnel Authority, Revenue Bonds Series A 5.25%, due 11/15/45	10,820,000	12,518,199
			153,872,197
	North Carolina 1.0%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Revenue Bonds Series A 5.00%, due 1/15/31	2,050,000	2,285,463
	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,132,510
	North Carolina Medical Care Commission, Vidant Health, Revenue Bonds 5.00%, due 6/1/40	6,000,000	6,573,000
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: GTY 5.75%, due 1/1/39	3,000,000	3,344,430
			13,335,403
	North Dakota 0.3%
	Grand Forks Health Care, ND, Altra Health System, Revenue Bonds 5.00%, due 12/1/35	4,000,000	4,287,520

	Ohio 3.5%
¤	American Municipal Power, Inc., Prairie Energy Campus, Revenue Bonds
	Series A, Insured: BAM 5.25%, due 2/15/30	15,000,000	17,288,250
	Series A, Insured: BAM 5.25%, due 2/15/31	7,055,000	8,112,968
	City of Cleveland, OH, Airport System Revenue, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/30	3,000,000	3,312,750
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,286,365
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,208,520
	Middletown City School District, School Improvement, Unlimited General Obligation 5.25%, due 12/1/48	4,070,000	4,568,412
	North Olmsted City School District, Unlimited General Obligation Series A 5.00%, due 12/1/40	7,250,000	8,146,897
	Northeast Ohio Regional Sewer District, Revenue Bonds 5.00%, due 11/15/44	2,875,000	3,253,293
			49,177,455
	Oklahoma 0.0%‡
	Tulsa Airports Improvement Trust, Revenue Bonds Series D, Insured: BAM 5.00%, due 6/1/28	500,000	540,005

	Pennsylvania 2.3%
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	207,310
	Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds 6.00%, due 7/1/53	10,950,000	12,876,543
	Pennsylvania State Turnpike Commission, Revenue Bonds
	Series B, Insured: BAM 5.25%, due 12/1/44	7,500,000	8,485,950
	Series B 5.75%, due 6/1/39	4,000,000	4,494,200
	Philadelphia, PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	6,123,504
			32,187,507
	Puerto Rico 4.8%
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGC 5.00%, due 7/1/26	125,000	124,236
	Series A, Insured: AGM 5.00%, due 7/1/35	10,550,000	10,002,666
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	150,000	150,600
	Commonwealth of Puerto Rico, Unlimited General Obligation Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	4,000,000	4,011,520
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: GTY 5.00%, due 7/1/28	100,000	98,723
	Puerto Rico Commonwealth, Public Improvement, Unlimited General Obligation Series A, Insured: NATL-RE 5.50%, due 7/1/20	1,180,000	1,182,301
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series UU, Insured: AGC 4.25%, due 7/1/27	1,000,000	901,900
	Series RR, Insured: NATL-RE 5.00%, due 7/1/21	1,080,000	1,031,368
	Series RR, Insured: NATL-RE 5.00%, due 7/1/22	450,000	427,563
	Series SS, Insured: NATL-RE 5.00%, due 7/1/23	500,000	474,080
	Series UU, Insured: AGM 5.00%, due 7/1/23	485,000	480,858
	Series UU, Insured: AGM 5.00%, due 7/1/24	245,000	242,974
	Puerto Rico Highways & Transportation Authority, Commonwealth Highway, Revenue Bonds Series J, Insured: NATL-RE 5.00%, due 7/1/29	490,000	455,102
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series D, Insured: AGM 5.00%, due 7/1/27	250,000	248,373
	Series L, Insured: NATL-RE 5.25%, due 7/1/24	1,705,000	1,639,988
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	7,975,000	7,453,674
	Series CC, Insured: AGM 5.25%, due 7/1/33	485,000	471,808
	Series N, Insured: GTY 5.25%, due 7/1/36	12,800,000	12,363,008
	Series CC, Insured: AGM 5.25%, due 7/1/36	260,000	251,124
	Series E, Insured: AGM 5.50%, due 7/1/21	310,000	316,423
	Series N, Insured: AGM, GTY 5.50%, due 7/1/26	135,000	134,993
	Series N, Insured: AGM, GTY 5.50%, due 7/1/29	10,000,000	10,018,800
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/30	120,000	112,526
	Series C, Insured: AGC 5.25%, due 8/1/20	100,000	99,450
	Series C, Insured: AGC 5.25%, due 8/1/23	100,000	98,673
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE, XLCA 5.25%, due 7/1/23	170,000	168,711
	Insured: NATL-RE 6.00%, due 7/1/27	3,410,000	3,414,399
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	57,925,000	7,668,112
	Series A, Insured: NATL-RE (zero coupon), due 8/1/46	7,500,000	928,200
	Series A, Insured: AGM 5.00%, due 8/1/40	1,420,000	1,258,234
	Series C, Insured: AGM 5.125%, due 8/1/42	760,000	683,301
			66,913,688
	Rhode Island 2.0%
	Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,793,130
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series A 5.00%, due 6/1/35	20,000,000	21,343,400
	Series A 5.00%, due 6/1/40	4,750,000	4,864,618
			28,001,148
	South Carolina 1.5%
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: GTY 5.75%, due 1/1/34	10,345,000	12,173,996
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds
	Series A 5.00%, due 8/1/19	420,000	469,287
	Series A 5.25%, due 8/1/30	2,955,000	3,307,650
	South Carolina State Public Service Authority, Revenue Bonds Series C 5.00%, due 12/1/46	5,000,000	5,458,100
			21,409,033
	South Dakota 0.1%
	Harrisburg School District No. 41-2, Unlimited General Obligation 5.00%, due 7/15/33	1,370,000	1,544,743

	Tennessee 1.7%
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds 6.00%, due 7/1/38	3,605,000	4,061,609
	Johnson City Tennessee Health & Educational Facilities Board Hospital, Revenue Bonds Series A 6.50%, due 7/1/38	6,500,000	7,473,245
	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Series B, Insured: AGM 0.02%, due 6/1/42 (a)	12,000,000	12,000,000
			23,534,854
	Texas 8.8%
	Central Texas Regional Mobility Authority, Revenue Bonds 5.75%, due 1/1/31	2,100,000	2,399,649
	Central Texas Turnpike System, Revenue Bonds Series C 5.00%, due 8/15/34	5,000,000	5,459,300
	Dallas/Fort Worth International Airport, Revenue Bonds Series A 5.00%, due 11/1/38 (b)	10,000,000	10,629,300
	Edinburg Local Government Finance Corp., Revenue Bonds Series A, Insured: AGM 5.00%, due 3/1/45	1,000,000	1,081,410
	Harris County-Houston Sports Authority, Revenue Bonds Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/40	17,115,000	4,765,158
	Houston Higher Education Finance Corp., Revenue Bonds
	6.50%, due 5/15/31	1,050,000	1,296,386
	Series A 6.875%, due 5/15/41	6,400,000	8,256,128
	Houston, TX, Revenue Bonds Series B 5.00%, due 9/1/31	2,000,000	2,091,732
¤	North Texas Tollway Authority, Revenue Bonds
	Series A 5.00%, due 1/1/34	1,400,000	1,538,880
	Series A 5.00%, due 1/1/35	2,950,000	3,232,846
	Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	10,474,130
	Series A 5.50%, due 9/1/41	6,695,000	7,897,087
	Series F 5.75%, due 1/1/38	1,800,000	2,009,376
	Series A 6.00%, due 9/1/41	3,500,000	4,265,205
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,275,000	1,489,200
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/30	18,100,000	19,581,123
	5.00%, due 12/15/31	4,575,000	4,934,046
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	7,500,000	8,958,150
	Series Lien-LBG 7.50%, due 6/30/32	4,095,000	5,005,851
	7.50%, due 6/30/33	5,500,000	6,720,505
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	8,000,000	9,392,480
	Texas State Public Finance Authority, Charter School Finance Corp., Revenue Bonds Series A 6.20%, due 2/15/40	1,000,000	1,213,140
			122,691,082
	U.S. Virgin Islands 2.4%
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds Series A 5.00%, due 10/1/32	5,100,000	5,513,763
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	5,000,000	5,637,050
¤	Virgin Islands Public Finance Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/32	15,125,000	16,804,480
	Series C, Insured: AGM 5.00%, due 10/1/39	5,800,000	6,367,182
			34,322,475
	Utah 0.0%‡
	Herriman, Utah, Special Assessment 5.00%, due 11/1/29	425,000	442,578

	Washington 0.5%
	King County Washington Public Hospital District No. 1, General Obligation
	Series B 5.25%, due 12/1/37	6,000,000	6,485,400

	Wisconsin 0.5%
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	4,026,845
	Series A 5.00%, due 12/15/32	2,850,000	3,121,691
			7,148,536
	Wyoming 0.1%
	West Park Hospital District, Revenue Bonds
	Series A 6.375%, due 6/1/26	1,000,000	1,150,220

	Total Investments (Cost $1,327,738,126) (c)	97.7%	1,369,231,246
	Other Assets, Less Liabilities	2.3	32,273,416
	Net Assets	100.0%	$1,401,504,662

¤	Among the Fund's 10 largest issuers held, as of July 31, 2015. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2015.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	As of July 31, 2015, cost was $1,327,965,284 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$50,840,482
Gross unrealized depreciation	(9,574,520)
Net unrealized appreciation	$41,265,962

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(1,555)	September 2015	$(198,165,313)	$(343,577)
United States Long Bond	(400)	September 2015	(62,375,000)	(1,373,858)
			$(260,540,313)	$(1,717,435)

1. As of July 31, 2015, cash in the amount of $3,459,250 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

The following abbreviations are used in the preceding pages:
AGC/GTY	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$1,369,231,246	$—	$1,369,231,246
Total Investments in Securities	$—	$1,369,231,246	$—	$1,369,231,246

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(1,717,435)	$—	$—	$(1,717,435)
Total Other Financial Instruments	$(1,717,435)	$—	$—	$(1,717,435)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund

Portfolio of Investments July 31, 2015 (Unaudited)

			Principal Amount	Value
	Long-Term Bonds 93.0%†
	Asset-Backed Securities 0.2%
	Home Equity 0.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.247%, due 10/25/36 (a)		$332,271	$305,897
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.257%, due 5/25/37 (a)		152,100	108,654
	First NLC Trust Series 2007-1, Class A1 0.257%, due 8/25/37 (a)(b)		406,715	231,814
	GSAA Home Equity Trust Series 2006-14, Class A1 0.237%, due 9/25/36 (a)		875,403	464,382
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.317%, due 4/25/37 (a)		123,271	118,938
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.287%, due 4/25/37 (a)		92,025	90,362
	JP Morgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.287%, due 3/25/47 (a)		156,353	96,204
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.237%, due 11/25/36 (a)		106,650	50,710
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.287%, due 9/25/36 (a)		368,114	206,937
	Series 2006-HE8, Class A2B 0.287%, due 10/25/36 (a)		192,870	112,903
	Series 2007-HE4, Class A2A 0.297%, due 2/25/37 (a)		99,033	48,170
	Series 2007-NC2, Class A2FP 0.337%, due 2/25/37 (a)		381,493	230,438
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		899,010	483,522
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.277%, due 5/25/37 (a)		463,889	304,484
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.267%, due 6/25/37 (a)		396,834	238,995
	Series 2006-EQ2, Class A2 0.297%, due 1/25/37 (a)		254,086	176,203
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.297%, due 9/25/37 (a)		998,419	465,649
				3,734,262
	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.602%, due 5/25/29 (a)		1,294,869	1,251,518

	Total Asset-Backed Securities (Cost $6,166,204)			4,985,780

	Convertible Bonds 0.4%
	Leisure Time 0.3%
	Jarden Corp. 1.125%, due 3/15/34		7,300,000	9,065,688

	Transportation 0.1%
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		1,900,000	1,517,625

	Total Convertible Bonds (Cost $9,379,837)			10,583,313

	Corporate Bonds 74.7%
	Advertising 0.1%
	Lamar Media Corp.
	5.00%, due 5/1/23		830,000	827,925
	5.375%, due 1/15/24		2,695,000	2,748,900
				3,576,825
	Aerospace & Defense 1.3%
	KLX, Inc. 5.875%, due 12/1/22 (b)		11,735,000	11,793,675
	Moog, Inc. 5.25%, due 12/1/22 (b)		5,505,000	5,560,050
	Orbital ATK, Inc. 5.25%, due 10/1/21		4,250,000	4,356,250
	TransDigm, Inc.
	6.00%, due 7/15/22		5,500,000	5,486,250
	7.50%, due 7/15/21		4,440,000	4,755,240
				31,951,465
	Airlines 0.9%
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		3,145,105	3,475,341
	Series 2003-ERJ1 7.875%, due 1/2/20		291,241	304,711
	Series 2005-ERJ1 9.798%, due 10/1/22		510,803	564,693
	Delta Air Lines, Inc. Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20		1,042,866	1,126,295
	U.S. Airways Group, Inc.
	Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26		2,492,360	2,778,981
	Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24		7,603,088	8,477,443
	United Airlines, Inc. Series 2014-2, Class B Pass Through Trust 4.625%, due 3/3/24		6,185,000	6,277,775
				23,005,239
	Auto Manufacturers 1.6%
	FCA U.S. LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21		4,590,000	4,974,412
	Ford Holdings LLC 9.30%, due 3/1/30 (d)		93,000	134,476
	Ford Motor Co.
	7.45%, due 7/16/31		39,000	49,816
	8.90%, due 1/15/32		3,009,000	4,135,010
	Ford Motor Credit Co. LLC
	8.00%, due 12/15/16 (d)		22,000	23,858
	8.125%, due 1/15/20		3,361,000	4,074,244
	General Motors Co. 3.50%, due 10/2/18		3,000,000	3,051,540
	General Motors Financial Co., Inc.
	3.25%, due 5/15/18		670,000	678,693
	3.45%, due 4/10/22		12,950,000	12,476,548
	Navistar International Corp. 8.25%, due 11/1/21		12,049,000	11,378,955
				40,977,552
	Auto Parts & Equipment 2.2%
	Dana Holding Corp. 5.375%, due 9/15/21		9,575,000	9,766,500
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21		6,977,000	7,386,899
	7.00%, due 5/15/22		1,000,000	1,088,750
	8.25%, due 8/15/20		3,455,000	3,610,475
	MPG Holdco I, Inc. 7.375%, due 10/15/22		12,480,000	13,260,624
	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (b)		3,475,000	3,483,687
	4.75%, due 5/15/23 (b)		6,490,000	6,343,975
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		10,440,000	10,283,400
				55,224,310
	Banks 7.4%
	Banco do Brasil S.A.
	5.875%, due 1/26/22 (b)		3,110,000	2,971,605
	5.875%, due 1/19/23 (b)		3,290,000	3,131,702
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (b)		6,415,000	6,447,075
¤	Bank of America Corp.
	3.30%, due 1/11/23		510,000	502,732
	4.25%, due 10/22/26		7,260,000	7,150,055
	5.125%, due 12/29/49 (a)		8,395,000	8,237,594
	5.625%, due 7/1/20		1,720,000	1,936,570
	6.11%, due 1/29/37		2,807,000	3,214,672
	7.625%, due 6/1/19		420,000	498,139
	8.57%, due 11/15/24		1,645,000	2,155,430
	Barclays Bank PLC 5.14%, due 10/14/20 (d)		8,037,000	8,810,762
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (b)		9,075,000	10,191,225
	Capital One Financial Corp. 5.55%, due 12/29/49 (a)		14,975,000	14,992,970
	CIT Group, Inc.
	3.875%, due 2/19/19		2,037,000	2,047,185
	5.00%, due 8/1/23		2,000,000	2,020,000
	6.625%, due 4/1/18 (b)		7,100,000	7,650,250
	Citigroup, Inc. 6.30%, due 12/29/49 (a)		10,800,000	10,584,000
	Citizens Financial Group, Inc. 4.15%, due 9/28/22 (b)		2,270,000	2,311,559
	Discover Bank 7.00%, due 4/15/20		3,895,000	4,500,143
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23		7,257,000	7,324,867
	HSBC Holdings PLC 6.375%, due 12/29/49 (a)		12,615,000	12,693,844
	ICICI Bank, Ltd. Series Reg S 6.375%, due 4/30/22 (a)		2,000,000	2,070,000
	JPMorgan Chase & Co.
	6.125%, due 12/29/49 (a)		7,595,000	7,642,469
	7.90%, due 4/29/49 (a)		3,650,000	3,850,750
	Mellon Capital III 6.369%, due 9/5/66 (a)	GBP	2,950,000	4,726,925
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)		$9,300,000	9,694,766
¤	Morgan Stanley
	4.875%, due 11/1/22		4,287,000	4,546,929
	5.00%, due 11/24/25		2,465,000	2,604,600
	5.45%, due 7/29/49 (a)		11,425,000	11,356,450
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24		8,746,000	8,837,702
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		10,050,000	10,107,285
				184,810,255
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (b)		1,980,000	2,134,159

	Building Materials 1.7%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		1,223,000	1,039,550
	Building Materials Corporation of America 5.375%, due 11/15/24 (b)		14,450,000	14,484,680
	Cemex Finance LLC 6.00%, due 4/1/24 (b)		11,060,000	11,116,959
	Masco Corp. 7.125%, due 3/15/20		2,250,000	2,621,250
	USG Corp.
	5.875%, due 11/1/21 (b)		6,755,000	7,075,862
	6.30%, due 11/15/16		1,245,000	1,299,157
	7.875%, due 3/30/20 (b)		4,258,000	4,550,823
	9.75%, due 1/15/18		363,000	412,913
				42,601,194
	Chemicals 1.6%
	Ashland, Inc. 4.75%, due 8/15/22		2,970,000	2,995,987
	Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B.V. 7.375%, due 5/1/21 (b)		8,656,000	9,218,640
	Dow Chemical Co. (The) 8.55%, due 5/15/19		2,099,000	2,552,321
	Hexion, Inc.
	6.625%, due 4/15/20		2,385,000	2,185,256
	8.875%, due 2/1/18		2,283,000	1,986,210
	Huntsman International LLC
	5.125%, due 4/15/21	EUR	3,275,000	3,740,642
	5.125%, due 11/15/22 (b)		$3,500,000	3,377,500
	8.625%, due 3/15/21		2,262,000	2,371,707
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20		5,212,000	5,420,324
	WR Grace & Co. 5.125%, due 10/1/21 (b)		6,410,000	6,474,100
				40,322,687
	Coal 0.0%‡
	Alpha Natural Resources, Inc. 7.50%, due 8/1/20 (b)		1,739,000	102,325

	Commercial Services 1.7%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (b)		5,000,000	4,975,000
	5.50%, due 4/1/23		6,282,000	6,313,410
	Hertz Corp. (The)
	6.25%, due 10/15/22		8,500,000	8,670,000
	7.375%, due 1/15/21		1,630,000	1,699,275
	Iron Mountain Europe PLC 6.125%, due 9/15/22 (b)	GBP	4,475,000	7,232,981
	Service Corporation International 5.375%, due 1/15/22		$1,835,000	1,931,338
	United Rentals North America, Inc.
	4.625%, due 7/15/23		5,710,000	5,631,487
	5.75%, due 11/15/24		1,750,000	1,710,625
	6.125%, due 6/15/23		4,259,000	4,386,770
				42,550,886
	Computers 0.6%
	NCR Corp.
	5.00%, due 7/15/22		7,215,000	7,160,887
	6.375%, due 12/15/23		3,350,000	3,530,063
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19		1,050,000	1,085,217
	7.625%, due 11/15/20		1,895,000	1,987,381
				13,763,548
	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		5,470,000	5,811,875

	Diversified Financial Services 0.3%
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (a)	EUR	2,100,000	2,446,274
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)		1,223,000	1,371,701
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	GBP	815,000	1,336,383
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		$1,690,000	1,691,900
				6,846,258
	Electric 2.1%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (b)		7,700,000	7,710,626
	Calpine Corp. 5.75%, due 1/15/25		10,680,000	10,413,000
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		10,815,000	11,263,141
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		5,200,000	5,720,489
	5.292%, due 6/15/22 (c)		663,000	730,904
	IPALCO Enterprises, Inc. 3.45%, due 7/15/20 (b)		8,560,000	8,538,600
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		7,793,280	6,936,019
				51,312,779
	Engineering & Construction 0.3%
	MasTec, Inc. 4.875%, due 3/15/23		1,704,000	1,486,740
	SBA Communications Corp. 4.875%, due 7/15/22		6,561,000	6,462,585
				7,949,325
	Entertainment 1.3%
	Isle of Capri Casinos, Inc.
	5.875%, due 3/15/21		485,000	503,188
	8.875%, due 6/15/20		6,815,000	7,360,200
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		5,102,000	5,376,232
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22		11,200,000	12,544,000
	Scientific Games International, Inc.
	7.00%, due 1/1/22 (b)		1,010,000	1,046,612
	10.00%, due 12/1/22		6,635,000	6,444,244
				33,274,476
	Finance - Auto Loans 0.6%
	Ally Financial, Inc.
	3.50%, due 1/27/19		7,900,000	7,870,375
	8.00%, due 3/15/20		565,000	666,700
	8.00%, due 11/1/31		6,360,000	7,600,200
				16,137,275
	Finance - Consumer Loans 1.6%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)(d)		4,575,000	4,581,862
	Navient Corp.
	5.00%, due 10/26/20		3,210,000	2,961,225
	8.00%, due 3/25/20		6,316,000	6,568,640
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		11,560,000	12,051,300
	Springleaf Finance Corp.
	5.25%, due 12/15/19		2,560,000	2,582,272
	6.00%, due 6/1/20		5,100,000	5,214,750
	7.75%, due 10/1/21		4,850,000	5,347,125
				39,307,174
	Finance - Credit Card 0.4%
	American Express Co. 6.80%, due 9/1/66 (a)		5,901,000	6,070,654
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,000,000	2,894,025
				8,964,679
	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		813,000	829,382
	6.45%, due 6/8/27		1,100,000	1,206,721
				2,036,103
	Finance - Other Services 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,850,000	1,914,750
	6.00%, due 8/1/20		6,880,000	7,241,200
				9,155,950
	Food 1.8%
	Cosan Luxembourg S.A. 5.00%, due 3/14/23 (b)		5,600,000	4,886,000
	Grupo Bimbo S.A.B. de C.V.
	3.875%, due 6/27/24 (b)		4,000,000	3,976,040
	4.50%, due 1/25/22 (b)		11,004,000	11,543,196
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		4,595,000	4,471,500
	Premier Foods Finance PLC 6.50%, due 3/15/21 (b)	GBP	4,500,000	6,633,893
	Smithfield Foods, Inc. 7.75%, due 7/1/17		$1,361,000	1,495,399
	TreeHouse Foods, Inc. 4.875%, due 3/15/22		6,125,000	6,216,875
	Tyson Foods, Inc. 3.95%, due 8/15/24		5,450,000	5,507,797
				44,730,700
	Food Services 0.4%
	Aramark Services, Inc. 5.75%, due 3/15/20		9,975,000	10,423,875

	Forest Products & Paper 0.2%
	Domtar Corp. 10.75%, due 6/1/17		1,363,000	1,567,695
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,945,000	3,808,189
	International Paper Co. 7.30%, due 11/15/39		693,000	848,268
				6,224,152
	Gas 0.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19 (d)		4,467,000	4,584,259
	6.50%, due 5/20/21		741,000	770,640
				5,354,899
	Health Care - Products 1.2%
	Alere, Inc. 6.50%, due 6/15/20		475,000	494,000
	Hologic, Inc. 5.25%, due 7/15/22 (b)		11,380,000	11,749,850
	Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, due 11/1/18		6,025,000	6,409,094
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23		4,485,000	4,330,828
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (b)		4,485,000	4,675,613
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,895,000	1,888,392
				29,547,777
	Health Care - Services 2.8%
	CHS / Community Health Systems, Inc. 6.875%, due 2/1/22		11,735,000	12,556,450
	DaVita HealthCare Partners, Inc.
	5.125%, due 7/15/24		1,925,000	1,939,851
	5.75%, due 8/15/22		6,825,000	7,268,625
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (b)		2,500,000	2,762,500
	HCA, Inc.
	5.00%, due 3/15/24		9,645,000	10,042,856
	5.875%, due 3/15/22		2,500,000	2,740,625
	7.50%, due 2/15/22		2,000,000	2,330,000
¤	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (b)		11,045,000	11,431,575
¤	Tenet Healthcare Corp.
	3.786%, due 6/15/20 (a)(b)		6,250,000	6,429,688
	5.50%, due 3/1/19 (b)		3,500,000	3,561,250
	6.00%, due 10/1/20		8,000,000	8,700,000
	8.125%, due 4/1/22		1,000,000	1,121,880
				70,885,300
	Holding Company - Diversified 0.3%
	Stena AB 7.00%, due 2/1/24 (b)		8,000,000	7,640,000

	Home Builders 4.3%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		4,206,000	4,184,970
	7.25%, due 2/1/23 (d)		1,000,000	962,500
	D.R. Horton, Inc.
	3.75%, due 3/1/19		4,750,000	4,827,187
	5.75%, due 8/15/23		4,250,000	4,526,250
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		3,100,000	2,728,000
	7.25%, due 10/15/20 (b)		8,110,000	8,191,100
	KB Home
	7.25%, due 6/15/18		3,300,000	3,555,750
	8.00%, due 3/15/20		2,250,000	2,486,250
	Lennar Corp.
	4.50%, due 6/15/19		5,800,000	5,988,500
	4.50%, due 11/15/19		7,400,000	7,649,750
	MDC Holdings, Inc.
	5.50%, due 1/15/24		7,025,000	7,140,561
	5.625%, due 2/1/20		1,608,000	1,688,400
	Meritage Homes Corp. 7.00%, due 4/1/22		8,800,000	9,372,000
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		11,150,000	11,317,250
	Standard Pacific Corp.
	6.25%, due 12/15/21		2,875,000	3,069,063
	8.375%, due 1/15/21		4,560,000	5,369,400
	Toll Brothers Finance Corp.
	5.875%, due 2/15/22		5,750,000	6,183,320
	6.75%, due 11/1/19		3,850,000	4,331,250
	TRI Pointe Holdings, Inc.
	4.375%, due 6/15/19		5,871,000	5,812,290
	5.875%, due 6/15/24		6,950,000	6,845,750
				106,229,541
	Household Products & Wares 0.2%
	Spectrum Brands, Inc. 5.75%, due 7/15/25 (b)		5,085,000	5,236,533

	Insurance 3.9%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		8,525,000	9,569,312
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		9,873,000	10,206,214
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		4,475,000	3,971,563
	6.15%, due 11/15/66 (a)		7,233,000	4,303,635
	7.20%, due 2/15/21		1,145,000	1,205,113
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (b)		390,000	402,127
	6.50%, due 3/15/35 (b)		870,000	1,002,036
	7.80%, due 3/7/87 (b)		7,453,000	8,831,805
	10.75%, due 6/15/88 (a)(b)		938,000	1,425,760
	Lincoln National Corp. 7.00%, due 5/17/66 (a)		3,537,000	3,183,300
	Oil Insurance, Ltd. 3.264%, due 12/29/49 (a)(b)		8,452,000	7,268,720
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (b)		1,150,000	1,439,925
	9.25%, due 6/15/39 (b)		504,000	768,044
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		612,000	638,010
	Protective Life Corp. 8.45%, due 10/15/39		5,546,000	7,616,804
	Provident Cos., Inc. 7.25%, due 3/15/28		5,460,000	6,741,577
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		3,120,000	3,240,276
	Scottish Widows PLC Series Reg S 5.50%, due 6/16/23	GBP	6,500,000	10,758,546
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)		$571,000	585,846
	Validus Holdings, Ltd. 8.875%, due 1/26/40		5,383,000	7,019,211
	Voya Financial, Inc. 5.50%, due 7/15/22		3,350,000	3,794,367
	XLIT, Ltd. 6.50%, due 10/29/49 (a)		4,116,000	3,488,310
				97,460,501
	Internet 0.5%
	Alibaba Group Holding, Ltd.
	3.125%, due 11/28/21 (b)		10,350,000	10,166,453
	3.60%, due 11/28/24 (b)		2,400,000	2,304,682
				12,471,135
	Iron & Steel 1.3%
	AK Steel Corp.
	7.625%, due 10/1/21		9,410,000	6,634,050
	8.375%, due 4/1/22		2,200,000	1,496,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25 (d)		693,000	713,790
	ArcelorMittal
	6.125%, due 6/1/18 (d)		2,000,000	2,117,152
	7.00%, due 2/25/22		6,175,000	6,329,375
	7.50%, due 3/1/41		1,175,000	1,119,187
	Cliffs Natural Resources, Inc.
	5.90%, due 3/15/20		1,140,000	387,600
	5.95%, due 1/15/18		2,526,000	1,351,410
	Steel Dynamics, Inc. 5.25%, due 4/15/23		7,666,000	7,512,680
	United States Steel Corp. 7.375%, due 4/1/20		4,039,000	3,917,830
				31,579,074
	Leisure Time 0.5%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (b)		4,500,000	4,657,500
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		6,115,000	6,718,550
				11,376,050
	Lodging 1.0%
	MGM Resorts International
	6.00%, due 3/15/23		7,600,000	7,733,000
	6.75%, due 10/1/20		2,794,000	2,989,580
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		946,000	1,056,641
	7.15%, due 12/1/19		2,341,000	2,712,873
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	5.375%, due 3/15/22		8,100,000	8,170,875
	5.50%, due 3/1/25 (b)		3,600,000	3,465,000
				26,127,969
	Machinery - Construction & Mining 0.3%
	Terex Corp.
	6.00%, due 5/15/21		2,860,000	2,870,725
	6.50%, due 4/1/20		5,000,000	5,162,500
				8,033,225
	Machinery - Diversified 0.5%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (b)		11,860,000	12,986,700

	Media 2.3%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, due 3/15/21		1,445,000	1,470,288
	CCO Safari II LLC 4.464%, due 7/23/22 (b)		13,655,000	13,728,737
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		7,405,000	7,719,712
	7.625%, due 3/15/20		4,270,000	4,486,169
	Cox Communications, Inc. 6.95%, due 6/1/38 (b)		2,241,000	2,570,848
	DISH DBS Corp.
	4.25%, due 4/1/18		7,500,000	7,631,250
	6.75%, due 6/1/21		4,265,000	4,510,238
	iHeartCommunications, Inc.
	9.00%, due 12/15/19		5,000,000	4,806,250
	9.00%, due 3/1/21		8,845,000	8,004,725
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,353,190
				56,281,407
	Mining 0.5%
	Aleris International, Inc. 7.875%, due 11/1/20		2,463,000	2,494,034
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		1,500,000	1,851,199
	Vedanta Resources PLC
	7.125%, due 5/31/23 (b)		8,600,000	7,568,000
	8.25%, due 6/7/21 (b)		—	0
				11,913,233
	Miscellaneous - Manufacturing 1.2%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		10,610,000	10,583,475
	Bombardier, Inc. 7.75%, due 3/15/20 (b)		2,445,000	2,267,738
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		9,585,000	8,506,687
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		11,250,000	9,112,500
				30,470,400
	Oil & Gas 6.0%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		19,735,000	7,622,644
	Berry Petroleum Co., LLC 6.75%, due 11/1/20 (d)		3,523,000	2,430,870
	California Resources Corp. 5.00%, due 1/15/20		5,260,000	4,510,450
	CHC Helicopter S.A. 9.25%, due 10/15/20		9,804,600	6,274,944
	Chesapeake Energy Corp.
	4.875%, due 4/15/22		4,971,000	4,001,655
	5.375%, due 6/15/21		1,500,000	1,260,000
	6.625%, due 8/15/20		2,595,000	2,322,525
	7.25%, due 12/15/18		2,000,000	1,895,000
¤	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		10,000,000	9,800,000
	Concho Resources, Inc.
	5.50%, due 4/1/23		1,014,000	1,014,000
	6.50%, due 1/15/22		1,550,000	1,602,313
	7.00%, due 1/15/21		316,000	329,430
	Denbury Resources, Inc.
	4.625%, due 7/15/23		3,635,000	2,617,200
	6.375%, due 8/15/21 (d)		6,630,000	5,569,200
	Eni S.p.A. 4.15%, due 10/1/20 (b)		2,000,000	2,110,316
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		1,300,000	1,342,250
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	5.00%, due 12/1/24 (b)		10,000,000	9,300,000
	7.625%, due 4/15/21 (b)		1,823,000	1,877,690
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19		1,910,000	1,174,650
	6.50%, due 9/15/21		7,250,000	4,168,750
	8.625%, due 4/15/20		730,000	448,950
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		10,818,000	11,223,675
	Petrobras Global Finance B.V.
	4.375%, due 5/20/23		2,600,000	2,181,244
	6.25%, due 3/17/24		7,400,000	6,925,660
	Precision Drilling Corp.
	6.50%, due 12/15/21		1,127,000	1,067,833
	6.625%, due 11/15/20 (d)		2,417,000	2,344,490
	QEP Resources, Inc. 5.375%, due 10/1/22		3,350,000	3,132,250
	Sanchez Energy Corp. 6.125%, due 1/15/23		9,620,000	7,792,200
	SM Energy Co.
	5.00%, due 1/15/24		1,970,000	1,802,550
	6.125%, due 11/15/22		5,385,000	5,304,225
	6.50%, due 1/1/23		4,665,000	4,676,662
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (b)		5,635,000	5,733,612
	6.375%, due 4/1/23 (b)		6,850,000	7,038,375
	Tesoro Corp. 5.125%, due 4/1/24		11,050,000	11,002,507
	Whiting Petroleum Corp.
	5.00%, due 3/15/19		2,350,000	2,256,000
	5.75%, due 3/15/21		6,000,000	5,850,000
				150,004,120
	Oil & Gas Services 1.2%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		8,717,000	6,515,958
	7.75%, due 10/15/22		3,770,000	2,723,825
	Bristow Group, Inc. 6.25%, due 10/15/22		5,390,000	5,093,550
	CGG S.A. 6.50%, due 6/1/21		6,150,000	4,674,000
	PHI, Inc. 5.25%, due 3/15/19		12,135,000	11,012,512
				30,019,845
	Packaging & Containers 2.1%
	Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (b)		1,000,000	1,053,750
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	6.75%, due 1/31/21 (b)		6,775,000	6,944,375
	7.00%, due 11/15/20 (b)		652,941	659,471
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	7,700,000	8,752,508
	Kloeckner Pentaplast of America, Inc. 7.125%, due 11/1/20 (b)		3,175,000	3,548,316
	MeadWestvaco Corp. 7.375%, due 9/1/19		$1,800,000	2,110,293
	Novelis, Inc. 8.75%, due 12/15/20		4,653,000	4,908,915
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		5,555,000	5,555,000
	Reynolds Group Issuer, Inc 7.875%, due 8/15/19		1,025,000	1,063,437
	Reynolds Group Issuer, Inc.
	5.75%, due 10/15/20		925,000	957,375
	9.875%, due 8/15/19		5,714,000	6,010,414
	Sealed Air Corp.
	4.875%, due 12/1/22 (b)		7,070,000	7,096,512
	5.50%, due 9/15/25 (b)		3,315,000	3,385,444
				52,045,810
	Pharmaceuticals 0.8%
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	6.00%, due 7/15/23 (b)		5,560,000	5,782,400
	6.00%, due 2/1/25 (b)		2,375,000	2,446,250
	Valeant Pharmaceuticals International, Inc.
	5.375%, due 3/15/20 (b)		4,600,000	4,726,500
	6.375%, due 10/15/20 (b)		4,800,000	5,058,000
	7.50%, due 7/15/21 (b)		2,500,000	2,712,500
				20,725,650
	Pipelines 4.6%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20 (b)		7,360,000	7,394,540
¤	Energy Transfer Equity, L.P. 5.875%, due 1/15/24		1,960,000	1,994,300
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22		1,500,000	1,550,597
	7.60%, due 2/1/24		662,000	769,188
	EnLink Midstream Partners, L.P. 4.40%, due 4/1/24		10,000,000	9,785,770
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.50%, due 3/1/20		3,875,000	3,903,675
	Kinder Morgan, Inc.
	5.625%, due 11/15/23 (b)		2,449,000	2,549,737
	7.75%, due 1/15/32		11,700,000	13,306,211
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19		2,037,000	2,383,952
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 6.50%, due 5/15/21		1,550,000	1,646,875
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		10,475,000	9,677,035
	Regency Energy Partners, L.P. / Regency Energy Finance Corp.
	5.00%, due 10/1/22		1,550,000	1,552,530
	5.50%, due 4/15/23		3,525,000	3,533,812
	5.75%, due 9/1/20		1,490,000	1,621,195
	5.875%, due 3/1/22		2,050,000	2,171,266
	6.50%, due 7/15/21		2,825,000	2,952,125
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,269,000	1,335,801
¤	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19 (b)		2,500,000	2,500,000
	4.25%, due 11/15/23		5,160,000	4,773,000
	5.25%, due 5/1/23		3,725,000	3,678,437
	6.375%, due 8/1/22		875,000	907,813
	6.625%, due 10/1/20 (b)		7,781,000	8,131,145
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (b)		2,915,000	3,017,025
	5.875%, due 10/1/20		3,810,000	3,924,300
	6.125%, due 10/15/21		3,500,000	3,648,750
	Williams Cos., Inc. (The)
	3.70%, due 1/15/23		2,000,000	1,805,076
	4.55%, due 6/24/24		8,500,000	8,045,046
	Williams Partners, L.P. / ACMP Finance Corp.
	4.875%, due 5/15/23		3,560,000	3,486,397
	6.125%, due 7/15/22		2,029,000	2,130,227
				114,175,825
	Real Estate Investment Trusts 0.8%
	Crown Castle International Corp. 5.25%, due 1/15/23		2,625,000	2,749,688
	GEO Group, Inc. (The) 6.625%, due 2/15/21		9,023,000	9,451,592
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23		472,000	465,325
	5.25%, due 3/15/22 (d)		75,000	81,403
	Iron Mountain, Inc.
	5.75%, due 8/15/24		4,125,000	4,155,938
	6.00%, due 8/15/23		1,475,000	1,534,000
	7.75%, due 10/1/19		431,000	451,473
	8.375%, due 8/15/21		333,000	342,824
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20		1,421,000	1,419,303
				20,651,546
	Retail 2.0%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22		5,200,000	5,530,720
	Brinker International, Inc. 2.60%, due 5/15/18 (d)		1,875,000	1,876,860
	CVS Health Corp. 4.75%, due 5/18/20		2,445,000	2,713,532
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(e)		68,384	75,993
	Dollar Tree, Inc. 5.75%, due 3/1/23 (b)		11,670,000	12,311,850
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,925,000	1,984,044
	QVC, Inc. 4.85%, due 4/1/24		6,500,000	6,510,666
	Signet UK Finance PLC 4.70%, due 6/15/24		10,160,000	10,380,360
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		8,550,000	8,507,250
				49,891,275
	Semiconductors 1.5%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		7,050,000	7,160,156
	6.00%, due 1/15/22 (b)		6,159,000	6,436,155
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (b)		13,500,000	13,365,000
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		9,700,000	9,506,000
				36,467,311
	Software 0.2%
	First Data Corp.
	6.75%, due 11/1/20 (b)		2,275,000	2,405,812
	7.375%, due 6/15/19 (b)		1,406,000	1,466,599
	10.625%, due 6/15/21		1,137,000	1,267,755
				5,140,166
	Telecommunications 4.7%
	Bharti Airtel International Netherlands B.V. Series Reg S 5.125%, due 3/11/23		8,500,000	9,076,045
	CenturyLink, Inc. 5.80%, due 3/15/22		8,000,000	7,770,000
	Colombia Telecomunicaciones S.A. ESP 5.375%, due 9/27/22 (b)		9,700,000	9,656,350
	Comcel Trust 6.875%, due 2/6/24 (b)		8,950,000	9,489,685
	CommScope Holding Co., Inc. 6.625%, due 6/1/20 (b)(f)		4,350,000	4,524,000
	CommScope, Inc.
	4.375%, due 6/15/20 (b)		3,700,000	3,723,125
	5.00%, due 6/15/21 (b)		4,295,000	4,241,312
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		2,250,000	2,469,094
	7.625%, due 6/15/21		3,350,000	3,705,937
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		10,190,000	10,011,675
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21		5,885,000	4,678,575
	8.125%, due 6/1/23		4,773,000	3,794,535
	Sprint Capital Corp. 8.75%, due 3/15/32		2,060,000	1,949,275
	Sprint Communications, Inc. 7.00%, due 8/15/20		1,800,000	1,730,250
	Sprint Corp.
	7.25%, due 9/15/21		4,000,000	3,825,000
	7.875%, due 9/15/23		1,650,000	1,581,938
	T-Mobile USA, Inc.
	6.00%, due 3/1/23		3,000,000	3,127,500
	6.125%, due 1/15/22		4,525,000	4,728,625
	6.375%, due 3/1/25		3,500,000	3,670,625
	6.542%, due 4/28/20		2,000,000	2,106,800
	6.625%, due 11/15/20		1,000,000	1,040,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		1,085,000	1,247,750
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		2,550,000	2,697,864
	5.462%, due 2/16/21		396,000	441,492
	Verizon Communications, Inc. 5.15%, due 9/15/23		3,573,000	3,932,512
	ViaSat, Inc. 6.875%, due 6/15/20		7,340,000	7,762,050
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		5,000,000	5,050,000
				118,032,014
	Transportation 0.9%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)		2,000,000	2,060,000
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		4,255,000	3,372,088
	5.875%, due 4/1/20		3,748,000	3,167,060
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (b)		4,200,000	2,814,000
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		12,475,000	12,272,281
				23,685,429
	Total Corporate Bonds (Cost $1,917,703,419)			1,867,627,801

	Foreign Bonds 0.6%
	Ireland 0.2%
	UT2 Funding PLC 5.321%, due 6/30/16	EUR	3,945,000	4,403,653

	Netherlands 0.1%
	Belfius Financing Co. 1.268%, due 2/9/17 (a)	GBP	2,000,000	3,092,069

	United Kingdom 0.3%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21		449,000	915,438
	Rexam PLC 6.75%, due 6/29/67 (a)	EUR	978,000	1,094,228
	Santander UK PLC 4.814%, due 9/28/49 (a)	GBP	2,700,000	4,227,842
				6,237,508
	Total Foreign Bonds (Cost $14,047,220)			13,733,230

	Loan Assignments 17.1% (g)
	Advertising 1.4%
¤	CBS Outdoor Americas Capital LLC Term Loan B 3.00%, due 1/31/21		$18,550,000	18,526,812
	Universal Services of America, LP 2015 Term Loan 4.75%, due 7/13/22		17,500,000	17,412,500
				35,939,312
	Aerospace & Defense 0.2%
	TransDigm, Inc.
	Term Loan C 3.75%, due 2/28/20		1,751,659	1,747,061
	Term Loan D 3.75%, due 6/4/21		1,980,000	1,974,741
				3,721,802
	Airlines 0.1%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19		1,960,000	1,955,451
	United Airlines, Inc. New Term Loan B 3.25%, due 4/1/19		610,938	609,410
				2,564,861
	Auto Parts & Equipment 1.0%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		7,377,650	7,396,094
	MPG Holdco I, Inc. USD Term Loan B 3.75%, due 10/20/21		1,092,321	1,092,767
	TI Group Automotive Systems, LLC 2015 Term Loan 4.50%, due 6/24/22		11,075,000	11,116,531
	Visteon Corp. Delayed Draw Term Loan B 3.50%, due 4/9/21		4,068,677	4,065,288
				23,670,680
	Building Materials 0.6%
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20		13,486,979	13,478,550
	2nd Lien Term Loan 7.00%, due 3/26/21		1,193,684	1,198,160
				14,676,710
	Chemicals 1.0%
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20		4,729,908	4,722,520
	ECO Services Operations LLC Term Loan B 4.75%, due 12/4/21		2,636,750	2,643,342
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17		11,335,918	11,313,246
	WR Grace & Co.
	Delayed Draw Term Loan 2.75%, due 2/3/21		1,346,127	1,343,483
	USD Exit Term Loan 2.75%, due 2/3/21		3,743,191	3,735,839
				23,758,430
	Commercial Services 0.9%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		5,808,219	5,803,381
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21		8,849,462	8,853,152
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21		8,872,957	8,762,045
				23,418,578
	Electric 0.1%
	Calpine Corp. Term Loan B5 3.50%, due 5/27/22		2,000,000	1,991,388
	NRG Energy, Inc. REFI Term Loan B 2.75%, due 7/2/18		1,026,375	1,021,010
				3,012,398
	Electrical Components & Equipment 0.5%
	Generac Power Systems, Inc. Term Loan B 3.25%, due 5/31/20		11,510,599	11,433,858
	Entertainment 0.9%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 11/19/19		2,955,000	2,938,009
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		9,111,250	9,141,618
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20		9,498,496	9,213,540
				21,293,167
	Environmental Controls 0.0%‡
	Filtration Group Corp. 2nd Lien Term Loan 8.25%, due 11/21/21		505,319	506,995

	Food Services 0.2%
	Aramark Services, Inc. USD Term Loan F 3.25%, due 2/24/21		4,944,925	4,932,563

	Hand & Machine Tools 0.3%
	Milacron LLC Term Loan B 4.50%, due 9/28/20		6,602,740	6,615,120

	Health Care - Products 0.9%
	Kinetic Concepts, Inc. USD Term Loan E1 4.50%, due 5/4/18		4,949,749	4,969,859
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		15,508,350	15,393,976
	Sterigenics-Nordion Holdings LLC Term Loan B 4.25%, due 5/15/22		1,000,000	1,005,000
				21,368,835
	Health Care - Services 1.1%
	Amsurg Corp. 1st Lien Term Loan B 3.75%, due 7/16/21		10,988,751	11,000,773
	Community Health Systems, Inc.
	Term Loan F 3.534%, due 12/31/18		46,540	46,618
	Term Loan G 3.75%, due 12/31/19		124,043	124,215
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21		2,475,000	2,478,094
¤	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21		7,322,430	7,267,512
	U.S. Renal Care, Inc. 2013 Term Loan 4.25%, due 7/3/19		6,912,060	6,912,060
				27,829,272
	Household Products & Wares 0.9%
	KIK Custom Products, Inc. New 1st Lien Term Loan 5.50%, due 4/29/19		7,882,085	7,880,611
	Prestige Brands, Inc. Term Loan B3 3.509%, due 9/3/21		13,925,016	13,931,979
				21,812,590
	Iron & Steel 0.7%
¤	Signode Industrial Group US, Inc. USD Term Loan B 3.75%, due 5/1/21		18,110,203	18,025,320

	Leisure Time 0.4%
	ClubCorp Club Operations, Inc. 2015 Term Loan 4.25%, due 6/24/20		9,925,000	9,962,219

	Lodging 0.8%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20		1,109,375	1,113,073
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20		16,317,566	16,335,418
	MGM Resorts International Term Loan B 3.50%, due 12/20/19		2,694,144	2,684,040
				20,132,531
	Machinery - Construction & Mining 0.1%
	Terex Corp. 2014 USD Term Loan 3.50%, due 8/13/21		2,580,500	2,575,339

	Machinery - Diversified 0.6%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21		14,925,000	14,890,792

	Media 0.6%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/3/21		8,901,995	8,869,849
	Clear Channel Communications, Inc. Term Loan D 6.94%, due 1/30/19		1,928,771	1,768,442
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23		4,161,125	4,145,521
				14,783,812
	Mining 0.0%‡
	Oxbow Carbon LLC 2nd Lien Term Loan 8.00%, due 1/17/20		1,000,000	940,000

	Miscellaneous - Manufacturing 0.2%
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21		5,761,591	5,732,783
	Oil & Gas 0.8%
¤	CITGO Petroleum Corp. New Term Loan B 4.50%, due 7/29/21		16,376,250	16,383,079
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20		8,400,000	4,546,500
				20,929,579
	Packaging & Containers 0.1%
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50%, due 12/1/18		2,902,029	2,916,162

	Pharmaceuticals 0.1%
	Valeant Pharmaceuticals International, Inc. Series E Term Loan B 3.50%, due 8/5/20		1,791,442	1,792,403
	Pipelines 0.6%
¤	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19		16,250,000	16,145,903

	Real Estate 0.7%
¤	Realogy Corp.
	New Term Loan B 3.75%, due 3/5/20		17,862,093	17,867,684
	Extended Letter of Credit 4.534%, due 10/10/16		45,991	45,531
				17,913,215
	Retail 0.2%
	Pilot Travel Centers LLC 2014 Term Loan B 4.25%, due 10/1/21		3,960,000	4,003,136

	Retail Stores 0.1%
	Dollar Tree, Inc. Term Loan B 3.50%, due 7/6/22		3,180,000	3,186,624
	Software 0.2%
	First Data Corp. New 2018 Extended Term Loan 3.687%, due 3/24/18		5,500,000	5,484,534

	Telecommunications 0.8%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19		2,500,000	2,471,875
	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		9,000,000	8,952,750
	SBA Senior Finance II LLC Term Loan B1 3.25%, due 3/24/21		8,946,980	8,883,233
				20,307,858
	Total Loan Assignments (Cost $430,373,090)			426,277,381

	Mortgage-Backed Securities 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 2.496%, due 11/25/35 (h)		245,965	217,623
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.421%, due 12/25/36 (a)(b)		41,251	37,307
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.738%, due 7/25/36 (h)		178,770	172,695
				427,625
	Residential Mortgages (Collateralized Mortgage Obligations) 0.0%‡
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		104,128	99,708
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 1.974%, due 11/25/36 (h)		160,973	142,278
				241,986
	Total Mortgage-Backed Securities (Cost $651,779)			669,611

	U.S. Government 0.0%‡
	United States Treasury Note 0.0%‡
	2.125%, due 8/15/21		70,000	71,258

	Total U.S. Government (Cost $71,376)			71,258

	Total Long-Term Bonds (Cost $2,378,392,925)			2,323,948,374

	Shares
Common Stocks 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.	18,681	588,638
Motors Liquidation Co. GUC Trust	11,598	197,166
		785,804
Media 0.0%‡
ION Media Networks, Inc. (e)(i)(j)(k)	22	9,560

Total Common Stocks (Cost $672,075)		795,364

Convertible Preferred Stock 0.0%‡
Iron & Steel 0.0%‡
ArcelorMittal 6.00%	48,000	703,200

Total Convertible Preferred Stock (Cost $1,200,000)		703,200

	Number of Warrants
Warrants 0.1%
Auto Manufacturers 0.1%
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (k)	38,033	836,726
Strike Price $10.00 Expires 7/10/19 (k)	20,476	301,202
		1,137,928
Total Warrants (Cost $1,226,844)		1,137,928

	Principal Amount
Short-Term Investment 6.5%
Repurchase Agreement 6.5%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $162,557,609 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $170,190,000 and a Market Value of $165,813,054)	$162,557,609	162,557,609

Total Short-Term Investment (Cost $162,557,609)		162,557,609

Total Investments, Before Investments Sold Short (Cost $2,544,049,453) (l)	99.6%	2,489,142,475

Long-Term Bond Sold Short (0.2)%
Corporate Bond Sold Short (0.2%)
Household Products & Wares (0.2%)
ACCO Brands Corp. 6.75%, due 4/30/20	(3,850,000)	(4,081,000)

Total Investment Sold Short (Proceeds $3,898,538)	(0.2)%	(4,081,000)

Total Investments, Net of Investment Sold Short (Cost $2,540,150,915)	99.4	2,485,061,475

Other Assets, Less Liabilities	0.6	14,387,264
Net Assets	100.0%	$2,499,448,739

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of July 31, 2015.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of these securities was $85,553, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	PIK ("Payment in Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2015.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2015.
(i)	Illiquid security - As of July 31, 2015, the total market value of this security was $9,560, which represented less than one-tenth of a percent of the Fund's net assets.
(j)	Restricted security.
(k)	Non-income producing security.
(l)	As of July 31, 2015, cost was $2,544,229,354 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$28,303,199
Gross unrealized depreciation	(83,390,078)
Net unrealized depreciation	$(55,086,879)

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(3,814)	September 2015	$(835,504,375)	$(1,612,029)
Euro-Bund	(441)	September 2015	(74,780,322)	(1,574,971)
			$(910,284,697)	$(3,187,000)

1. As of July 31, 2015, cash in the amount of $4,046,734 was on deposit with brokers for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

As of July 31, 2015, the Fund held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	9/17/15	JPMorgan Chase Bank	EUR	29,602,000	$33,119,014	$589,962
Pound Sterling vs. U.S. Dollar	9/17/15	JPMorgan Chase Bank	GBP	29,439,000	45,649,438	(309,747)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$280,215

As of July 31, 2015, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$250,000,000	USD	2/6/2017	Fixed 0.767%	3-Month USD-LIBOR	$—	$(139,375)	$(139,375)
$250,000,000	USD	3/23/2017	Fixed 0.843%	3-Month USD-LIBOR	(6,916)	(271,175)	(264,259)
$250,000,000	USD	3/24/2017	Fixed 0.842%	3-Month USD-LIBOR	(2,570)	(259,617)	(257,047)
$500,000,000	USD	4/7/2017	Fixed 0.79%	3-Month USD-LIBOR	39,774	18,370	(21,404)
$350,000,000	USD	4/16/2017	Fixed 0.768%	3-Month USD-LIBOR	—	192,776	192,776
$500,000,000	USD	4/17/2017	Fixed 0.766%	3-Month USD-LIBOR	—	287,020	287,020
$500,000,000	USD	4/21/2017	Fixed 0.769%	3-Month USD-LIBOR	—	296,990	296,990
$125,000,000	USD	4/29/2017	Fixed 0.786%	3-Month USD-LIBOR	—	48,022	48,022
$350,000,000	USD	5/6/2017	Fixed 0.861%	3-Month USD-LIBOR	—	(244,531)	(244,531)
$273,000,000	USD	7/8/2017	Fixed 0.877%	3-Month USD-LIBOR	—	45,171	45,171
					$30,288	$(26,349)	$(56,637)

As of July 31, 2015, the Fund held the following centrally cleared credit default swap contract1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]

Markit iTraxx Europe Crossover Series 23	6/20/2020	Buy	€19,000	(5.00)%	$2,096,680	$(1,982,160)	$114,520

As of July 31, 2015, the Fund held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Staples, Inc.
2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$7,000	(1.00)%	$(379,744)	$(18,969)	$(398,713)

1.  As of July 31, 2015, cash in the amount of $13,798,376 was on deposit with a broker for centrally cleared swap agreements.

2.  Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3.  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4.  The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5.  Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2015.

The following abbreviations are used in the preceding pages:

EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$4,985,780	$—	$4,985,780
Convertible Bonds	—	10,583,313	—	10,583,313
Corporate Bonds (b)	—	1,867,551,808	75,993	1,867,627,801
Foreign Bonds	—	13,733,230	—	13,733,230
Loan Assignments (c)	—	421,643,508	4,633,873	426,277,381
Mortgage-Backed Securities	—	669,611	—	669,611
U.S. Government	—	71,258	—	71,258
Total Long-Term Bonds	—	2,319,238,508	4,709,866	2,323,948,374
Common Stocks (d)	785,804	—	9,560	795,364
Convertible Preferred Stock	703,200	—	—	703,200
Warrants	1,137,928	—	—	1,137,928
Short-Term Investment
Repurchase Agreement	—	162,557,609	—	162,557,609
Total Investments in Securities	2,626,932	2,481,796,117	4,719,426	2,489,142,475
Other Financial Instruments
Credit Default Swap Contract (e)	—	114,520	—	114,520
Foreign Currency Forward Contract (e)	—	589,962	—	589,962
Interest Rate Swap Contracts (e)	—	869,979	—	869,979
Total Other Financial Instruments	—	1,574,461	—	1,574,461
Total Investments in Securities and Other Financial Instruments	$2,626,932	$2,483,370,578	$4,719,426	$2,490,716,936

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bond Sold Short
Corporate Bond Sold Short	$—	$(4,081,000)	$—	$(4,081,000)
Total Investments in Securities Sold Short	—	(4,081,000)	—	(4,081,000)
Other Financial Instruments
Credit Default Swap Contract (e)	—	(398,713)	—	(398,713)
Foreign Currency Forward Contract (e)	—	(309,747)	—	(309,747)
Futures Contracts Short (e)	(3,187,000)	—	—	(3,187,000)
Interest Rate Swap Contracts (e)	—	(926,616)	—	(926,616)
Total Other Financial Instruments	(3,187,000)	(1,635,076)	—	(4,822,076)
Total Investments in Securities Sold Short and Other Financial Instruments	$(3,187,000)	$(5,716,076)	$—	$(8,903,076)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $75,993 is held in Retail within the Corporate Bonds section of the Portfolio of Investments.

(c)	Includes $2,643,342, $1,005,000, $940,000 and $45,531 of Level 3 securities held in Chemicals, Health Care - Products, Mining and Real Estate, respectively, which represent Loan Assignments whose values were obtained from an independent pricing service which utilized significant unobersavble inputs to determine each such value as referenced in the Portfolio of Investments.

(d)	The Level 3 security valued at $9,560 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2015, securities with a market value of $13,177,125 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2014, the fair value obtained for these Loan Assignments, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Long-Term Bonds
Corporate Bonds
Entertainment	$8,923	$208	$120	$3,497	$-	$(12,748)	$-	$-	$-	$-
Retail	80,961	(79)	(81)	(1,171)	-	(3,637)	-	-	75,993	(801)
Loan Assignments
Auto Parts & Equipment	26,929,508	1,691	15,597	135,329	-	(15,261,750)	-	(11,820,375)	-	-
Building Materials	1,356,750	-	-	-	-	-	-	(1,356,750)	-	-
Chemicals	2,640,062	1,242	62	15,226	-	(13,250)	-	-	2,643,342	15,238
Health Care - Products	-	71	-	7,429	997,500	-	-	-	1,005,000	7,429
Mining	975,000	1,151	-	(36,151)	-	-	-	-	940,000	(36,151)
Real Estate	45,355	591	9	(76)	-	(348)	-	-	45,531	(74)
Common Stocks
Media	8,322	-	-	1,238	-	-	-	-	9,560	1,238
Total	$32,044,881	$4,875	$15,707	$125,321	$997,500	$(15,291,733)	$-	$(13,177,125)	$4,719,426	$(13,121)

(a) Sales include principal reductions.

As of July 31, 2015, the Fund held the following restricted security:

Security	Date of Acquisition	Shares	Cost	7/31/15 Value	Percent of Net Assets

ION Media Networks, Inc.
Common Stock	3/11/14	22	$34	$9,560	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2015 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds adopted procedures establishing methodologies for the valuation of each Funds' securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets; to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hiearchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2015, the aggregate value by input level for the Funds' assets and liabilities is included at the end of each Funds' respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended July 31, 2015, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2015, the Government, High Yield Corporate Bond, Income Builder and Unconstrained Bond Funds held securities with values of $990,915, $185,823,091, $692,987 and $85,553, respectively, that were valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2015, no foreign equity securities were fair valued in such a manner.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s), if any. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Funds' Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be innappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hiearchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are market to market daily based upon quotations from pricing agents, brokers, or market makers. The securities are generally categorized as Level 2 in the hiearchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing signifinicant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of July 31, 2015, High Yield Corporate Bond and Unconstrained Bond Funds held Level 3 securities with a value of $6,060,000 and $4,633,873, respectively, that were valued by utilizing significant unobservable inputs.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

High Yield Corporate Bond

Asset Class	Fair Value at 7/31/15	Valuation Technique	Unobservable Inputs	Range/ (Weighted Average)
Convertible Bonds (2)	$61,125,739	Income/Market Approach	Estimated Remaining Value	$118.6	M
			Liquidity Discount	20%
			Discount Rate	9%
			EBITDA Multiple	5	x

Corporate Bonds (4)	106,375,688	Income/Market Approach	Discount Rate	15%
			Offered Quotes	$28.00 - $103.75/($81.025)

Common Stocks (5)	18,321,664	Income/Market Approach	Estimated Remaining Value	$118.6	M
			Liquidity Discount	20%
			Discount Rate	10%-20%
			Offered Quote	$0.45/($0.45)
			EBITDA Multiple	4.5x-9.5x
	$185,823,091

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective Portfolio of Investments, was measured as of July 31, 2015 and can change at any time in response to market conditions.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2015

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	September 29, 2015